UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund:	Quantitative Master Series LLC
Master Core Bond Enhanced Index Series
Master Enhanced S&P 500 Series
Master Extended Market Index Series
Master Mid Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 12/31/2011

Item 1 – Report to Stockholders

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC Annual Report, December 31, 2011

How did the Series perform?

•

For the 12-month period ended December 31, 2011, the Master Core Bond Enhanced Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 7.72%, underperforming its benchmark, the Barclays Capital US Aggregate Bond Index, which returned 7.84% for the same period.

What factors influenced performance?

•

Most spread sectors underperformed US Treasury securities during the period as weaker-than-expected economic data and European sovereign debt concerns drove investors toward relatively safer assets. As such, the Series’ underweight to US Treasuries detracted from relative performance. Additionally, the Series’ short duration bias (lower sensitivity to interest rates) during the months of July and August had a negative impact as interest rates moved lower in the volatile, risk-averse environment. Security selection within foreign agency debt also detracted modestly during the period.

•

Contributing positively to the Series’ performance was security selection and relative value trading within agency mortgage-backed securities (“MBS”), which proved to be a safe haven for investors given their government support and a relatively subdued prepayment environment. In particular, interest-only mortgages performed well as interest rates generally trended lower throughout the period. Also benefiting performance was a yield curve-flattening bias at certain times during the year.

Describe recent portfolio activity.

•

During the 12-month period, the Series reduced the level of risk in the portfolio by decreasing exposure to foreign sovereign debt, non-agency residential MBS and commercial mortgage-backed securities (“CMBS”). The Series increased portfolio liquidity by adding exposure to US Treasuries, agency debt and asset-backed securities (“ABS”). The Series modestly trimmed corporate credit exposure in the second half of the period by reducing holdings of financial names. Within its MBS allocation, the Series shifted its holdings toward lower-coupon MBS with more favorable prepayment dynamics. The Series tactically managed yield curve and duration positioning throughout the period.

Describe portfolio positioning at period end.

•

At period end, the Series’ duration positioning was neutral relative to the benchmark Barclays Capital US Aggregate Bond Index, while its yield curve positioning reflected a flattening bias via an underweight to the front end of the curve (short-term interest rates) versus the belly (intermediate-term interest rates). In spread sectors, the Series was overweight in CMBS and ABS and underweight in investment grade credit. Within government-related sectors, the Series was underweight in US Treasuries, agency debentures and agency MBS. The Series also held small allocations to non-agency residential MBS, high yield debt and US Treasury Inflation-Protected securities, none of which are represented in the benchmark index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	1

Portfolio Information as of December 31, 2011	Master Core Bond Enhanced Index Series

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	79%
AA/Aa	4
A	8
BBB/Baa	8
BB/Ba	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

[2]	Includes US Government Sponsored Agency Securities and US Treasury Obligations, which are deemed AAA/Aaa by the investment advisor.

The Benefits and Risks of Leveraging

The Series may utilize leverage to seek to enhance the yield. However, these objectives cannot be achieved in all interest rate environments.

The Series may utilize leverage by entering into treasury rolls transactions. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by the Series on its longer-term portfolio investments. To the extent that the total assets of the Series (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Series’ investors will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Series had not used leverage.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the [Fund/Trust] pays higher short-term interest rates whereas the Series’ total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Series’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of the portfolio investments. Changes in interest rates can influence the Series positively or negatively in addition to the impact on the Series’ performance from leverage.

The use of leverage may enhance opportunities for increased income to the Series, but as described above, it also creates risks as short- or long-term interest rates fluctuate. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Series’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Series’ net income will be less than if leverage had not been used, and therefore the amount available for distribution will be reduced. The Series may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Series to incur losses. The use of leverage may limit the Series’ ability to invest in certain types of securities or use certain types of hedging strategies. The Series will incur expenses in connection with the use of leverage, all of which are borne by the Series and may reduce investment income.

2	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Master Core Bond Enhanced Index Series

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, options and swaps as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, interest rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	3

Schedule of Investments December 31, 2011	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
321 Henderson Receivables I LLC (a):
Series 2010-1A, Class A, 5.56%, 7/15/59	$649	$701,771
Series 2010-3A, Class A, 3.82%, 12/15/48	750	738,851
ARES CLO Funds, Series 2007- 3RA, Class A2, 0.62%, 4/16/21 (a)(b)	1,517	1,377,060
AmeriCredit Automobile Receivables Trust, Series 2011- 2, Class A2, 0.90%, 9/08/14	1,053	1,052,001
Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.90%, 11/15/18 (a)	780	848,354
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18 (a)	405	403,522
DT Auto Owner Trust, Series 2011- 2A, Class A, 0.96%, 1/15/14 (a)	614	613,188
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.38%, 5/25/37 (b)	89	87,586
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16	419	415,410
Series 2011-S1A, Class C, 2.01%, 8/15/16	492	483,794
Santander Drive Auto Receivables Trust:
Series 2010-3, Class A3, 1.20%, 6/16/14	805	804,861
Series 2011-1, Class A3, 1.28%, 1/15/15	625	624,251
Series 2011-3, Class B, 2.50%, 12/15/15	1,400	1,399,769
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)	279	277,176
Scholar Funding Trust, Series 2011-A, Class A, 1.32%, 10/28/43 (a)(b)	588	563,481
SLM Student Loan Trust (b):
Series 2008-5, Class A4, 2.12%, 7/25/23	1,200	1,231,529
Series 2010-C, Class A1, 1.93%, 12/15/17 (a)	314	315,349
Total Asset-Backed Securities – 7.6%		11,937,953

Corporate Bonds
Capital Markets — 2.4%
CDP Financial, Inc., 3.00%, 11/25/14 (a)	1,065	1,107,511
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16	700	676,356
6.15%, 4/01/18	250	258,022

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
The Goldman Sachs Group, Inc. (concluded):
5.25%, 7/27/21	$570	$556,058
Morgan Stanley:
2.95%, 5/14/13 (b)	440	422,498
3.80%, 4/29/16	100	92,131
5.95%, 12/28/17	105	100,037
5.63%, 9/23/19	275	254,672
5.50%, 7/28/21	40	36,985
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)	281	286,277
		3,790,547
Chemicals — 0.3%
The Dow Chemical Co., 4.13%, 11/15/21	395	405,159
Commercial Banks — 3.5%
Barclays Bank Plc, 6.05%, 12/04/17 (a)	445	402,395
DnB NOR Boligkreditt (a):
2.10%, 10/14/15	430	426,516
2.90%, 3/29/16	1,130	1,148,753
Eksportfinans ASA:
3.00%, 11/17/14	370	329,436
5.50%, 5/25/16	585	539,407
HSBC Bank Plc, 3.10%, 5/24/16 (a)	575	575,034
Nordea Eiendomskreditt, 2.13%, 9/22/16 (a)	1,245	1,250,658
Swedbank Hypotek AB, 2.95%, 3/28/16 (a)	865	886,735
		5,558,934
Diversified Financial Services — 2.1%
Bank of America Corp.:
3.75%, 7/12/16	590	546,292
5.63%, 10/14/16	205	196,673
5.00%, 5/13/21	110	100,192
Citigroup, Inc., 4.59%, 12/15/15	950	956,077
JPMorgan Chase & Co.:
6.63%, 3/15/12	329	332,304
4.35%, 8/15/21	605	610,994
JPMorgan Chase Bank NA, 6.00%, 7/05/17	485	520,407
		3,262,939
Diversified Telecommunication Services — 0.8%
Qwest Communications International, Inc.:
8.00%, 10/01/15	147	156,613
7.13%, 4/01/18	372	386,880
Telefonica Emisiones SAU, 4.95%, 1/15/15	725	721,186
		1,264,679

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities — 1.0%
The Cleveland Electric Illuminating Co., 7.88%, 11/01/17	$200	$251,331
Florida Power & Light Co.:
5.63%, 4/01/34	45	55,596
5.95%, 2/01/38	100	131,116
Florida Power Corp., 6.40%, 6/15/38	225	305,190
LG&E and KU Energy LLC, Series WI, 3.75%, 11/15/20	450	454,285
Ohio Power Co., Series K, 6.00%, 6/01/16	325	375,307
		1,572,825
Energy Equipment & Services — 0.3%
Transocean, Inc., 6.50%, 11/15/20	445	459,681
Food Products — 0.3%
Kraft Foods, Inc.:
4.13%, 2/09/16	195	211,717
6.13%, 2/01/18	24	28,132
5.38%, 2/10/20	75	86,539
6.50%, 11/01/31	125	155,400
7.00%, 8/11/37	10	13,359
		495,147
Health Care Equipment & Supplies — 0.2%
Stryker Corp., 2.00%, 9/30/16	350	358,166
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.:
3.88%, 10/15/20	175	185,861
3.38%, 11/15/21	90	93,082
		278,943
Hotels, Restaurants & Leisure — 0.2%
Wyndham Worldwide Corp., 6.00%, 12/01/16	350	377,440
Independent Power Producers & Energy Traders — 0.4%
Constellation Energy Group Inc., 5.15%, 12/01/20	574	622,009
Insurance — 2.6%
American International Group, Inc., 5.45%, 5/18/17	100	95,564
Berkshire Hathaway, Inc., 2.20%, 8/15/16	115	118,378
Manulife Financial Corp., 3.40%, 9/17/15	380	382,119
MetLife, Inc., 5.00%, 11/24/13	231	246,083
Metropolitan Life Global Funding I (a):
5.13%, 4/10/13	965	1,008,071
2.00%, 1/10/14	935	940,519
5.13%, 6/10/14	735	791,395
Prudential Financial, Inc., 4.75%, 9/17/15	525	554,344
		4,136,473

Corporate Bonds	Par (000)	Value
Media — 1.9%
Comcast Corp., 6.40%, 3/01/40	$310	$385,349
Cox Communications, Inc., 8.38%, 3/01/39 (a)	405	542,279
DIRECTV Holdings LLC:
3.50%, 3/01/16	775	798,966
5.88%, 10/01/19	147	165,466
Discovery Communications LLC,
3.70%, 6/01/15	270	283,970
News America, Inc.:
7.25%, 5/18/18	339	408,385
7.28%, 6/30/28	175	198,563
Virgin Media Secured Finance Plc,
6.50%, 1/15/18	250	265,625
		3,048,603
Metals & Mining — 0.3%
Barrick North America Finance LLC, 4.40%, 5/30/21	312	337,895
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	60	63,750
		401,645
Multi-Utilities — 0.1%
Dominion Resources, Inc., Series C, 4.90%, 8/01/41	155	167,369
Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	475	538,436
6.38%, 9/15/17	560	649,115
BP Capital Markets Plc, 3.13%, 3/10/12	940	944,312
El Paso Pipeline Partners Operating Co., LLC:
4.10%, 11/15/15	300	307,118
6.50%, 4/01/20	82	90,374
Enterprise Products Operating LLC:
6.13%, 10/15/39	250	279,242
Series L, 6.30%, 9/15/17	175	204,947
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)	78	95,159
Marathon Petroleum Corp., 6.50%, 3/01/41 (a)	162	183,583
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37	208	245,795
6.50%, 9/15/37	110	138,119
Nexen, Inc.:
6.40%, 5/15/37	225	238,333
7.50%, 7/30/39	175	209,788
Petrobras International Finance Co.:
3.88%, 1/27/16	360	370,876
5.88%, 3/01/18	40	43,775
5.75%, 1/20/20	955	1,021,965
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)	390	385,395
Southwestern Energy Co., 7.50%, 2/01/18	495	570,488

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	5

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Western Gas Partners LP, 5.38%, 6/01/21	$375	$397,564
Williams Partners LP, 4.00%, 11/15/21	285	292,644
		7,207,028
Paper & Forest Products — 0.3%
International Paper Co.:
7.95%, 6/15/18	180	219,101
4.75%, 2/15/22	200	212,591
		431,692
Specialty Retail — 0.5%
Best Buy Co., Inc., 5.50%, 3/15/21	604	577,775
Lowe’s Cos., Inc., 5.13%, 11/15/41	242	268,136
		845,911
Thrifts & Mortgage Finance — 0.1%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)	216	226,681
Tobacco — 0.2%
Philip Morris International, Inc., 2.50%, 5/16/16	233	240,930
Trading Companies & Distributors — 0.3%
Xylem, Inc., 3.55%, 9/20/16 (a)	423	436,181
Wireless Telecommunication Services — 1.9%
America Movil SAB de CV, 2.38%, 9/08/16	450	448,746
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)	550	606,837
SBA Tower Trust, 4.25%, 4/15/40 (a)	550	565,418
Vodafone Group Plc, 4.15%, 6/10/14	1,205	1,277,680
		2,898,681
Total Corporate Bonds – 24.5%		38,487,663

Foreign Agency Obligations
Poland Government International Bond, 5.00%, 10/19/15	112	118,317
Republic of Italy, 6.88%, 9/27/23	155	149,327
Russian Foreign Bond Eurobond, 7.50%, 3/31/30	409	475,125
Total Foreign Agency Obligations – 0.5%		742,769

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 2.0%
Arkle Master Issuer Plc (a)(b):
Series 2010-1A, Class 2A, 1.62%, 5/17/60	$820	$816,593
Series 2010-2A, Class 1A1, 1.87%, 5/17/60	685	683,334
Arran Residential Mortgages Funding Plc, Series 2011-1A, Class A1C, 1.68%, 11/19/47 (a)(b)	126	126,028
Holmes Master Issuer Plc, Series 2010-1A, Class A2, 0.97%, 10/15/54 (a)(b)	820	817,998
Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.47%, 11/25/36 (b)	1,376	627,702
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 0.98%, 5/25/47 (b)	294	167,638
		3,239,293
Commercial Mortgage-Backed Securities — 5.7%
Banc of America Commercial Mortgage, Inc.:
Series 2004-5, Class A3, 4.56%, 11/10/41	58	57,753
Series 2005-4, Class A5A, 4.93%, 7/10/45	461	501,576
Series 2006-3, Class AM, 6.05%, 7/10/44 (b)	275	265,444
Series 2006-4, Class AM, 5.68%, 7/10/46	230	236,136
Banc of America Large Loan, Inc., Series 2010-UB4, Class A4A, 5.01%, 12/20/41 (a)(b)	420	440,201
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)	70	66,382
DBRR Trust, Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)	1,205	1,291,175
DBUBS Mortgage Trust:
Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	486	509,451
Series 2011-LC3A, Class A2, 3.64%, 8/10/44	625	658,403
Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, 11/05/27 (a)	69	68,726
GS Mortgage Securities Corp. II (b):
Series 2004-GG2, Class A5, 5.28%, 8/10/38	993	1,046,267
Series 2007-GG10, Class A4, 5.98%, 8/10/45	109	118,812
Greenwich Capital Commercial Funding Corp., Series 2006- GG7, Class AJ, 6.08%, 7/10/38 (b)	60	42,000

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-ML1A, Class A2, 4.77%, 3/12/39	$610	$626,566
Series 2006-CB16, Class AJ, 5.62%, 5/12/45	150	114,027
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)	770	834,436
Series 2011-PLSD, Class A2, 3.36%, 11/13/44 (a)	300	303,024
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.89%, 6/15/38 (b)	155	157,917
Series 2006-C7, Class AM, 5.38%, 11/15/38	255	246,621
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)	155	145,302
Morgan Stanley Capital I:
Series 2007-HQ12, Class A5, 5.78%, 4/12/49 (b)	540	566,484
Series 2007-HQ13, Class A1, 5.36%, 12/15/44	651	654,038
		8,950,741
Total Non-Agency Mortgage-Backed Securities – 7.7%		12,190,034

Preferred Securities
Capital Markets — 0.3%
Credit Suisse Guernsey Ltd., 5.86% (b)(c)	547	444,437
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(d)(e)	85	9
		444,446
Total Preferred Securities – 0.3%		444,446

Taxable Municipal Bonds
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, 7.06%, 4/01/57	80	82,543
Total Taxable Municipal Bonds – 0.1%		82,543

US Government Sponsored Agency Securities
Agency Obligations — 4.9%
Fannie Mae, 3.43%, 10/09/19 (f)	605	465,163
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16	560	634,753

US Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations (concluded)
Freddie Mac:
5.50%, 7/18/16	$100	$119,251
3.53%, 9/30/19 (g)	4,410	4,441,655
Tennessee Valley Authority:
5.25%, 9/15/39	950	1,212,685
Series E, 6.25%, 12/15/17	710	903,139
		7,776,646
Mortgage-Backed Securities — 49.6%
Fannie Mae Mortgage-Backed Securities:
3.00%, 2/01/27 (h)	1,000	1,029,531
3.23%, 7/01/41	698	727,821
3.50%, 11/01/26 - 1/01/42 (h)	10,583	10,921,829
4.00%, 1/01/42 (h)	4,800	5,054,844
4.50%, 4/01/39 - 2/01/42 (h)	9,156	9,773,379
5.00%, 1/01/23 - 4/01/40	5,381	5,908,880
5.50%, 2/01/35 - 1/01/42 (h)	14,140	15,432,090
6.00%, 2/01/13 - 2/01/42 (h)	4,414	4,866,575
8.00%, 9/01/15 - 8/01/31	24	26,332
9.50%, 7/01/17	10	11,481
10.00%, 10/01/18 - 5/01/22	4	4,882
10.50%, 12/01/16	1	853
Freddie Mac Mortgage-Backed Securities:
4.00%, 1/01/42 (h)	400	419,500
4.50%, 7/01/12 - 1/01/42 (h)	2,870	3,044,228
5.00%, 2/01/22 - 1/01/42 (h)	5,839	6,279,595
5.50%, 12/01/16 - 1/01/42 (g)(h)	2,390	2,595,105
6.00%, 4/01/16 - 10/01/17	465	503,916
6.50%, 7/01/15 - 5/01/17	78	85,494
7.00%, 8/01/12 - 7/01/17	35	37,968
7.50%, 1/01/12 - 11/01/15	9	8,923
8.00%, 11/01/24 - 3/01/32	118	138,034
8.50%, 5/01/28 - 8/01/30	10	12,518
9.00%, 9/01/14	1	1,486
9.50%, 2/01/19	13	12,933
10.00%, 9/01/17	2	1,760
10.50%, 4/01/16	4	3,983
11.00%, 9/01/16	1	1,181
11.50%, 8/01/15	1	627
12.50%, 2/01/14	2	1,718
Ginnie Mae Mortgage-Backed Securities:
4.00%, 1/01/42 (h)	1,400	1,499,844
4.50%, 9/15/35 - 1/01/42 (h)	3,383	3,689,042
5.00%, 4/15/35 - 1/01/42 (h)	3,800	4,220,271
6.50%, 2/15/14 - 12/15/38	1,142	1,309,830
7.00%, 4/15/13	2	2,511
7.50%, 3/15/24 - 3/15/32	116	133,141
8.00%, 12/15/22 - 6/15/31	72	83,692
8.50%, 11/15/17 - 3/15/31	13	14,894
9.00%, 4/15/18 - 11/15/24	15	15,152
		77,875,843
Total US Government Sponsored Agency Securities – 54.5%		85,652,489

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	7

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bonds:
6.50%, 11/15/26	$2,345	$3,557,806
6.63%, 2/15/27(l)	6,550	10,078,812
4.50%, 2/15/36	1,920	2,512,500
4.63%, 2/15/40	250	337,188
4.38%, 5/15/40 (i)	3,165	4,111,531
3.88%, 8/15/40	2,450	2,936,937
4.75%, 2/15/41	200	275,212
3.13%, 11/15/41	1,598	1,674,154
US Treasury Inflation Indexed Bonds:
2.00%, 4/15/12	4,207	4,225,903
0.13%, 4/15/16	3,026	3,154,597
2.13%, 2/15/41	1,256	1,696,738
US Treasury Notes:
0.38%, 11/15/14(l)	2,910	2,911,819
1.00%, 9/30/16	665	671,857
0.88%, 11/30/16(l)	305	305,929
0.88%, 12/31/16	690	691,240
2.38%, 6/30/18	525	562,570
1.38%, 11/30/18	1,445	1,449,968
0.63%, 7/15/21	1,351	1,445,411
2.00%, 11/15/21(l)	9,190	9,294,821
Total US Treasury Obligations – 33.0%		51,894,993
Total Long-Term Investments (Cost – $197,329,586) – 128.2%		201,432,890

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (j)(k)	5,940,329	5,940,329
Total Short-Term Securities (Cost – $5,940,329) – 3.8%		5,940,329

Options Purchased	Contracts
Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note, Strike Price USD 133.00, Expires 1/27/12	28	4,812
Exchange-Traded Put Options — 0.0%
10-Year US Treasury Note, Strike Price USD 127.00, Expires 1/27/12	33	1,547

Options Purchased	Notional Amount (000)	Value
Over-the-Counter Call Swaptions — 0.1%
Receive a fixed rate of 3.15% and pay a floating rate based on 3- month LIBOR, Expires 6/25/12, Citibank NA	$3,000	$281,056
Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	2,100	0
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 1/27/12, Broker Deutsche Bank AG	2,600	315
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker JPMorgan Chase Bank NA	25,800	102,406
		102,721
Total Options Purchased (Cost – $311,616) – 0.2%		390,136
Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost – $203,581,531) – 132.2%		207,763,355

TBA Sale Commitments (h)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/42	8,400	(8,619,250)
4.00%, 1/01/42	800	(842,813)
4.50%, 1/01/42	1,600	(1,701,625)
5.00%, 1/01/42	3,200	(3,449,906)
5.50%, 1/01/42	10,500	(11,416,656)
6.00%, 1/01/42	500	(550,547)
Freddie Mac Mortgage-Backed Securities:
4.50%, 1/01/42	400	(423,812)
5.00%, 1/01/42	2,400	(2,578,875)
5.50%, 1/01/42	600	(649,969)
Government National Mortgage Association:
4.50%, 1/01/42	800	(871,531)
5.00%, 1/01/42	1,100	(1,218,422)
Total TBA Sale Commitments (Proceeds – $32,204,597) – (20.6)%		(32,323,406)

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value
Over-the-Counter Call Swaptions — (0.2)%
Receive a fixed rate of 2.65% and pay a floating rate based on 3- month LIBOR, Expires 6/25/12, Broker Citibank NA	3,000	$(163,590)
Receive a fixed rate of 2.90% and pay a floating rate based on 3- month LIBOR, Expires 6/25/12, Broker Citibank NA	3,000	(219,973)
		(383,563)
Total Options Written (Premiums Received – $73,200) – (0.2)%		(383,563)
Total Investments, Net of TBA Sale Commitments and Outstanding Options Written - 111.4%		175,056,386
Liabilities in Excess of Other Assets – (11.4)%		(17,941,936)
Net Assets – 100.0%		$157,114,450

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$203,585,808
Gross unrealized appreciation	$5,920,769
Gross unrealized depreciation	(1,743,222)
Net unrealized appreciation	$4,177,547

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	All or a portion of security has been pledged as collateral in connection with swaps.

(h)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$(333,109)	$(2,703)
Credit Suisse Securities (USA) LLC	$306,094	$21,754
Deutsche Bank Securities, Inc.	$1,989,703	$13,078
Goldman Sachs & Co.	$5,536,421	$19,257
Greenwich Capital Markets	$(2,053,813)	$(10,812)
JPMorgan Securities, Inc.	$(7,875,187)	$(4,281)
Morgan Stanley & Co., Inc.	$(1,719,250)	$(11,375)
UBS Securities	$(316,531)	$(547)

(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(j)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at December 31, 2011	Income

BlackRock Liquidity Funds,TempFund, Institutional Class	5,735,032	205,297	5,940,329	$18,965

(k)	Represents the current yield as of report date.

(l)	All or a portion of security serves as collateral in a financing transaction.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
Ginnie Mae	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
TBA	To Be Announced
USD	US Dollar

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	9

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

•	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
69	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$9,047,625	$122,416
32	5-Year US Treasury Note	Chicago Board of Trade	March 2012	$3,944,250	17,805
Total					$140,221

•	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
42	30-Year US Treasury Bond	Chicago Board of Trade	March 2012	$6,082,125	$(85,725)
37	Ultra Long Term US Treasury Bond	Chicago Board of Trade	March 2012	$5,926,938	(38,805)
76	2-Year US Treasury Note	Chicago Board of Trade	March 2012	$16,761,563	12
Total					$(124,518)

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Best Buy Co., Inc.	1.00%	Citibank NA	6/20/16	$1,500	$115,047

•	Interest rate swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.81% (a)	3-month LIBOR	Citibank NA	11/30/13	$8,000	$13,100
0.73% (a)	3-month LIBOR	Citibank NA	12/22/13	$6,500	831
0.74% (a)	3-month LIBOR	Credit Suisse Securities (USA) LLC	12/22/13	$7,900	2,351
2.06% (b)	3-month LIBOR	Citibank NA	5/20/16	$1,700	(69,353)
2.25% (a)	3-month LIBOR	JPMorgan Chase & Co.	8/13/16	$5,200	59,171
2.43% (b)	3-month LIBOR	Credit Suisse Securities (USA) LLC	10/18/21	$2,900	(108,369)
2.24% (b)	3-month LIBOR	Deutsche Bank AG	12/05/21	$3,800	(75,192)
2.04% (a)	3-month LIBOR	Credit Suisse Securities (USA) LLC	12/21/21	$1,600	1,106
4.27% (b)	3-month LIBOR	Citibank NA	4/19/41	$400	(139,956)
2.96% (b)	3-month LIBOR	Credit Suisse Securities (USA) LLC	10/14/41	$400	(30,415)
Total					$(346,726)

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long Term Investments
Asset-Backed Securities	—	$8,821,032	$3,116,921	$11,937,953
Corporate Bonds	—	38,487,663	—	38,487,663
Foreign Agency Obligations	—	742,769	—	742,769
Non-Agency Mortgage-Backed Securities	—	10,898,859	1,291,175	12,190,034
Preferred Securities	—	444,446	—	444,446
Taxable Municipal Bonds	—	82,543	—	82,543
US Government Sponsored Agency Securities	—	85,652,489	—	85,652,489

Valuation Inputs	Level 1	Level 2	Level 3	Total
US Treasury Obligations	—	$51,894,993	—	$51,894,993
Short-Term Securities	$5,940,329	—	—	5,940,329
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(32,323,406)	—	(32,323,406)
Total	$5,940,329	$164,701,388	$4,408,096	$175,049,813

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit Contracts	—	$115,047	—	$115,047
Interest Rate Contracts	$146,592	460,336	—	606,928
Liabilities:
Interest Rate Contracts	(124,530)	(806,848)	—	(931,378)

Total	$22,062	$(231,465)	—	$(209,403)

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	11

Schedule of Investments (concluded)	Master Core Bond Enhanced Index Series

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Balance, as of December 31, 2010	$1,826,586	$835,000	$684,041	$3,345,627
Accrued discounts/premiums	8,418	—	(78)	8,340
Net realized gain (loss)	392	—	—	392
Net change in unrealized appreciation (depreciation)[2]	(72,166)	—	(10,900)	(83,066)
Purchases	3,576,177	—	1,302,153	4,878,330
Sales	(1,431,064)	(835,000)	—	(2,266,064)
Transfers in3	—	—	—	—
Transfers out[3]	(791,422)	—	(684,041)	(1,475,463)
Balance, as of December 31, 2011	$3,116,921	$—	$1,291,175	$4,408,096

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/depreciation on investments still held at December 31, 2011 was $(82,880).

[3]	The Series’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Series had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets.

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Statement of Assets and Liabilities	Master Core Bond Enhanced Index Series

December 31, 2011

Assets
Investments at value - unaffiliated (cost — $197,641,202)	$201,823,026
Investments at value - affiliated (cost — $5,940,329)	5,940,329
Cash	732
Investments sold receivable	43,936,679
TBA sale commitments receivable	32,204,597
Interest receivable	1,134,961
Unrealized appreciation on swaps	191,606
Contributions receivable from investors	65,849
Swaps premiums paid	62,303
Swaps receivable	16,626
Principal paydown receivable	445
Prepaid expenses	25,628
Total assets	285,402,781

Liabilities
Investments purchased payable	72,437,155
TBA sale commitments at value (proceeds — $32,204,597)	32,323,406
Treasury rolls payable	22,557,055
Unrealized depreciation on swaps	423,285
Options written at value (premiums received — $73,200)	383,563
Interest expense payable	52,443
Swaps payable	39,970
Margin variation payable	14,969
Directors’ fees payable	1,478
Investment advisory fees payable	586
Other affiliates payable	519
Other accrued expenses payable	53,902
Total liabilities	128,288,331
Net Assets	$157,114,450

Net Assets Consist of
Investors’ capital	$153,577,774
Net unrealized appreciation/depreciation	3,536,676
Net Assets	$157,114,450

See Notes to Financial Statements.

	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	13

Statement of Operations	Master Core Bond Enhanced Index Series

Year Ended December 31, 2011

Investment Income
Interest	$5,509,147
Dividends - affiliated	18,965
Total income	5,528,112

Expenses
Investment advisory	19,168
Professional	101,100
Accounting services	82,717
Custodian	30,271
Directors	8,777
Printing	3,885
Miscellaneous	30,028
Total expenses excluding interest expense	275,946
Interest expense	1,335
Total expenses	277,281
Less fees waived by advisor	(13,326)
Total expenses after fees waived	263,955
Net investment income	5,264,157

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	7,986,125
Financial futures contracts	412,763
Foreign currency transactions	(52,935)
Swaps	(2,479,176)
5,866,777
Net change in unrealized appreciation/depreciation on:
Investments	3,299,891
Financial futures contracts	99,227
Option written	(310,363)
Swaps	269,856
3,358,611
Total realized and unrealized gain	9,225,388
Net Increase in Net Assets Resulting from Operations	$14,489,545

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Statements of Changes in Net Assets	Master Core Bond Enhanced Index Series

Year Ended December 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$5,264,157	$7,142,627
Net realized gain	5,866,777	9,712,384
Net change in unrealized appreciation/depreciation	3,358,611	(2,918,052)
Net increase in net assets resulting from operations	14,489,545	13,936,959

Capital Transactions
Proceeds from contributions	50,531,667	37,155,035
Value of withdrawals	(80,173,646)	(76,682,425)
Net decrease in net assets derived from capital transactions	(29,641,979)	(39,527,390)

Net Assets
Total decrease in net assets	(15,152,434)	(25,590,431)
Beginning of year	172,266,884	197,857,315
End of year	$157,114,450	$172,266,884

See Notes to Financial Statements.

	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	15

Financial Highlights	Master Core Bond Enhanced Index Series

	Year Ended December 31,
	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	7.72%	7.22%	8.28%	1.59%	6.83%

Ratios to Average Net Assets
Total expenses	0.14%	0.20%	0.19%	0.14%	0.11%
Total expenses after fees waived and paid indirectly	0.14%	0.20%	0.19%	0.14%	0.11%
Total expenses after fees waived and paid indirectly excluding interest expense	0.14%	0.18%	0.18%	0.11%	0.11%
Net investment income	2.74%	3.86%	4.74%	4.92%	5.12%

Supplemental Data
Net assets, end of year (000)	$157,114	$172,267	$197,857	$218,127	$386,012
Portfolio turnover	770%[1]	1,207%[2]	1,036%[3]	464%[4]	193%

[1]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 415%.

[2]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 859%.

[3]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 685%.

[4]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 298%.

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Notes to Financial Statements	Master Core Bond Enhanced Index Series

1. Organization and Significant Accounting Policies:

Master Core Bond Enhanced Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Series values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Series’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Series may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Inflation-Indexed Bonds: The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	17

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Series may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Series may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Series may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Series also may invest in stripped mortgage-backed securities that are privately issued.

Capital Trusts: The Series may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Borrowed Bond Agreements: The Series may enter into borrowed bond agreements. In a borrowed bond agreement, the Series borrows a bond from a counterparty in exchange for cash collateral with the commitment that the security and the cash will be returned to the counterparty and the Series, respectively, at a mutually agreed upon rate and date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Series and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. Full realization of the collateral by the Series may be limited if the value of an investment purchased with the cash collateral by the lender decreases. The Series may also experience delays in gaining access to the collateral.

TBA Commitments: The Series may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Series generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Series may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Series will not be entitled to receive interest and principal payments on the securities sold. The Series accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Series’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

Treasury Roll Transactions: The Series may enter into treasury roll transactions. In a treasury roll transaction, the Series sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Series receives cash from the sale of the Treasury security to use for other investment purposes. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Series and the counterparty over the term of the borrowing. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, interest income from the Treasury security and the related interest expense on the secured borrowing is recorded by the Series on an accrual basis. The Series will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Series. If the interest expense exceeds the income earned, the Series’ net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Series is

18	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

required to repurchase may decline below the agreed upon repurchase price of those securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, swaps and options written), or certain borrowings (e.g., treasury roll transactions), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as interest rate risk or other risk (inflation risk). These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Series bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Series do not give rise to counterparty credit risk, as options written obligate the Series to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Series and each of its respective counterparties. An ISDA Master Agreement allows the Series to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	19

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quality of an underlying instrument at a specified price and a specified date.

Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Options: The Series purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Series purchases (writes) an option, an amount equal to the premium paid (received) by the Series is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Series writes a call option, such option is “covered,” meaning that the Series holds the underlying instrument subject to being called by the option counterparty. When the Series writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Series bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Series may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Series purchasing or selling a security at a price different from the current market value.

Swaps: The Series enters into swap agreements, in which the Series and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. These payments received or made by the Series are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Total return swaps — The Series enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Series will receive a payment from or make a payment to the counterparty.

• Interest rate swaps — The Series enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the

20	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	21

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of December 31, 2011
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest rate contracts	Net unrealized appreciation/depreciation*; Unrealized appreciation on swaps; Investments at value - unaffiliated**	$606,928	Net unrealized appreciation/depreciation*; Unrealized depreciation on swaps; Options written at value; Investments at value - unaffiliated**	$931,378
Credit contracts	Unrealized appreciation on swaps	115,047	Unrealized depreciation on swaps	—
Total		$721,975		$931,378

* Includes cumulative appreciation/depreciation on financial futures contracts as reported in Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

** Includes options purchased at value as reported in the Schedule of Investments.

The Effect of Derivative Financial Instruments in the Statement of Operations
Year Ended December 31, 2011

Net Realized Gain (Loss) from
	Financial Futures Contracts	Swaps	Options**	Foreign Currency Exchange Contracts
Foreign currency exchange contracts	—	—	—	$(49,171)

Credit contracts	—	$(22,165)	—	—

Interest rate contracts	$412,763	(2,626,548)	$(108,915)	—

Other contracts	—	169,537	—	—

Total	$412,763	$(2,479,176)	$(108,915)	$(49,171)

Net Change in Unrealized Appreciation/Depreciation on
	Financial Futures Contracts	Swaps	Options**
Credit contracts	—	$115,047	—

Interest rate contracts	$99,227	94,979	$(231,843)

Other contracts	—	59,830	—

Total	$99,227	$269,856	$(231,843)

** Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

22	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

For the year ended December 31, 2011 the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	206
Average number of contracts sold	81
Average notional value of contracts purchased	$34,069,856
Average notional value of contracts sold	$12,909,035
Foreign currency exchange contracts:
Average number of contracts – US dollars purchased	1
Average number of contracts – US dollars sold	1
Average US dollar amounts purchased	$988,617
Average US dollar amounts sold	$1,001,851
Options:
Average number of option contracts purchased	2,625,064
Average notional value of option contracts purchased	$2,693,125
Average number of swaption contracts purchased	4
Average notional value of swaption contracts purchased	$21,025,000
Average number of swaption contracts written	2
Average notional value of swaption contracts written	$4,500,000
Credit default swaps:
Average number of contracts-buy protection	1
Average notional value-buy protection	$1,500,000
Interest rate swaps:
Average number of contracts-pays fixed rate	10
Average number of contracts-receives fixed rate	3
Average notional value-pays fixed rate	$32,270,000
Average notional value-receives fixed rate	$10,975,000

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. These amounts are included in fees waived by the advisor in the Statement of Operations.

For the year ended December 31, 2011, the Series reimbursed the Manager $1,943 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	23

Notes to Financial Statements (concluded)	Master Core Bond Enhanced Index Series

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the fund for the year ended December 31, 2011, were $1,191,626,989 and $1,129,167,925, respectively.

For the year ended December 31, 2011, purchases and sales of US government securities were $436,771,285 and $419,455,793, respectively.

For the year ended December 31, 2011, purchases and sales of mortgage dollar rolls were $712,954,366 and $713,867,432, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the year ended December 31, 2011.

For the year ended December 31, 2011, the average amount of transactions considered as borrowings and the daily weighted average interest rates from treasury roll transactions for the Series were $2,799,328 and 0.05%, respectively.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors of Master Core Bond Enhanced Index Series and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Core Bond Enhanced Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Core Bond Enhanced Index Series of Quantitative Master Series LLC as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 27, 2012

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	25

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Directors [1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.

				33 RICs consisting of 107 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural	33 RICs consisting of 107 Portfolios	None

26	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

center) from 1990 to 2006.

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	27

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi- Media (public broadcasting not- for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of	33 RICs consisting of 107 Portfolios	None

28	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to

			33 RICs consisting of 107 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	29

2007.

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				33 RICs consisting of 107 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

2

Date shown is the earliest date a person has served for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

30	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Interested Directors [3]

Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011

Senior Managing Director, BlackRock, and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.

			159 RICs consisting of 286 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, from 2007 to 2008; Managing Director, BlackRock, from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock

			159 RICs consisting of 286 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	31

Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

[3]

Mr. Audet is an “interested person”, as defined in the 1940 Act, of the Master LLC based on his position with BlackRock, and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

32	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers [1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of BlackRock Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	33

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.

Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

[1] Officers of the Master LLC serve at the pleasure of the Board.

Effective September 22, 2011, Richard S. Davis resigned as Director of the Corporation and the Master LLC, and Paul L.Audet became Director of the Corporation and the Master LLC.

34	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Series
100 Bellevue Parkway
Wilmington, DE 19809

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	35

Master Enhanced S&P 500 Series of Quantitative Master Series LLC Annual Report, December 31, 2011

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12-month period ended December 31, 2011, the Master Enhanced S&P 500 Series (the “Series”), a series of Quantitative Master Series LLC, returned 2.50%, outperforming its benchmark, the Standard & Poor’s (“S&P”) 500® Index (the “Index”), which returned 2.11% for the same period. Positive performance relative to the benchmark resulted from the Series’ stock-selection strategies, while the Series’ stock-substitution strategies detracted.

• The return for the Series includes series expenses. The Index has no expenses associated with performance.

Describe the market environment.

•

Early in the year, stocks moved unevenly higher despite political upheaval spreading across the Middle East/North Africa region and a sharp rise in oil and other commodity prices. March brought devastating natural disasters in Japan, resulting in global supply chain disruptions. But equity markets were remarkably resilient as the global economic recovery appeared to be on track and investors were gradually increasing their appetite for risk. After peaking in late April, equities were met with a sharp reversal when the heightened possibility of Greece defaulting on its debt rekindled fears about the potential impact of the sovereign debt crisis spreading in Europe. In the United States, a prolonged debt ceiling debate ultimately led to S&P’s decision to downgrade the US government’s credit rating in early August. This announcement spurred one of the most volatile periods in trading history. Stock markets across the world whipsawed on hopes and fears driven by news flow. Equities swooned as debt problems in Europe spread to Italy and Spain, and global economic indicators grew increasingly bleak.

•

US stocks staged a strong rebound in October as the domestic labor market improved and corporate profits continued to beat analyst expectations. Encouraging news from Europe also contributed to the rally. After months of deliberation, European leaders agreed upon a new plan to reduce Greece’s debt burden, recapitalize the region’s banks and increase the size of the euro-zone bailout fund. However, a lack of definitive details about the rescue plan soon raised doubts among investors and thwarted the rally at the end of October. In November, political instability in Greece and Italy fueled uncertainty as to whether Europe’s leaders would be able to contain the crisis. In the United States, bickering lawmakers failed to reach an agreement on reducing the US budget deficit, further undermining investors’ confidence in policymakers on both sides of the Atlantic. Market volatility softened in December with the support of global central bank actions and continued improvement in economic data.

•

For the year, US stocks outperformed most international markets given their relative safety during a time of heightened uncertainty overseas. Dividend-paying stocks performed particularly well as investors sought yield in a low interest rate environment. From a sector perspective, utilities (+19.91%) led the Index for 2011. The defensive consumer staples sector (+13.99%) performed well amid high volatility, as did health care stocks (+12.73%), which benefited from increased merger and acquisition activity during the year. Battered by the world’s debt problems, financials (-17.06%) saw the largest losses. The more cyclical materials (-9.75%) and industrials (-0.59%) sectors also declined amid heightened uncertainty about the global economy.

Describe recent portfolio activity.

•

During the 12-month period, the Series continued to be managed without any significant changes to the investment process. Throughout the period, as changes were made to the composition of the Index, the Series purchased and sold securities to maintain its objective of tracking the risks and return of the Index. The Series continued to use its quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

Describe portfolio positioning at period end.

• As of period end, the Series maintains its diversified approach to stock selection and remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	1

Portfolio Information as of December 31, 2011	Master Enhanced S&P 500 Series

Sector Allocations	Percent of Long-Term Investments
Information Technology	18%
Financials	14
Health Care	13
Energy	12
Consumer Staples	11
Industrials	10
Consumer Discretionary	10
Utilities	5
Telecommunication Services	4
Materials	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments December 31, 2011	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co.	1,528	$112,079
General Dynamics Corp.	3,430	227,786
Goodrich Corp.	454	56,160
Honeywell International, Inc.	1,422	77,286
Huntington Ingalls Industries, Inc. (a)	2	62
L-3 Communications Holdings, Inc.	190	12,669
Lockheed Martin Corp.	33	2,670
Northrop Grumman Corp.	2,821	164,972
Precision Castparts Corp.	9	1,483
Raytheon Co.	4,602	222,645
Textron, Inc.	638	11,797
United Technologies Corp.	1,751	127,980
		1,017,589
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	308	21,492
Expeditors of International Washington, Inc.	4,600	188,416
FedEx Corp.	494	41,254
		251,162
Airlines — 0.1%
Southwest Airlines Co.	1,700	14,552
Automobiles — 0.3%
Ford Motor Co.	6,825	73,437
Harley-Davidson, Inc.	172	6,686
		80,123
Beverages — 2.8%
Brown-Forman Corp., Class B	200	16,102
The Coca-Cola Co.	2,402	168,068
Coca-Cola Enterprises, Inc.	6,760	174,273
Constellation Brands, Inc., Class A (a)	3,630	75,032
Dr. Pepper Snapple Group, Inc.	2,043	80,657
Molson Coors Brewing Co., Class B	4,400	191,576
PepsiCo, Inc.	779	51,687
		757,395
Biotechnology — 0.6%
Amgen, Inc.	1	64
Celgene Corp. (a)	800	54,080
Gilead Sciences, Inc. (a)	1,342	54,928
Pharmasset, Inc. (a)	434	55,639
		164,711
Building Products — 0.3%
Fortune Brands Home & Security, Inc. (a)	5,132	87,398
Capital Markets — 0.7%
Ameriprise Financial, Inc.	200	9,928
The Charles Schwab Corp.	1,300	14,638
E*Trade Financial Corp. (a)	500	3,980
Eaton Vance Corp.	2,200	52,008
Federated Investors, Inc., Class B	100	1,515

Common Stocks	Shares	Value
Capital Markets (concluded)
Franklin Resources, Inc.	492	$47,261
Invesco Ltd.	317	6,369
Legg Mason, Inc.	300	7,215
Morgan Stanley	2,500	37,825
		180,739
Chemicals — 1.2%
Air Products & Chemicals, Inc.	271	23,087
Airgas, Inc.	4	312
CF Industries Holdings, Inc.	33	4,784
The Dow Chemical Co.	2,069	59,504
E.I. du Pont de Nemours & Co.	1,612	73,797
Ecolab, Inc.	775	44,803
FMC Corp.	164	14,111
International Flavors & Fragrances, Inc.	196	10,274
The Mosaic Co.	500	25,215
PPG Industries, Inc.	328	27,385
Praxair, Inc.	44	4,704
The Sherwin-Williams Co.	398	35,529
		323,505
Commercial Banks — 3.0%
BB&T Corp.	875	22,024
Bank of Montreal	240	13,154
Fifth Third Bancorp	1,981	25,198
First Horizon National Corp.	500	4,000
KeyCorp	2,002	15,395
M&T Bank Corp.	103	7,863
The PNC Financial Services Group, Inc. (a)(b)	641	36,967
Regions Financial Corp.	2,617	11,253
SunTrust Banks, Inc.	1,174	20,780
U.S. Bancorp	3,539	95,730
Wells Fargo & Co.	20,106	554,121
Zions Bancorporation	373	6,073
		812,558
Commercial Services & Supplies — 0.1%
Iron Mountain, Inc.	446	13,737
Pitney Bowes, Inc.	450	8,343
Waste Management, Inc.	500	16,355
		38,435
Communications Equipment — 2.5%
Cisco Systems, Inc.	19,545	353,374
F5 Networks, Inc. (a)	13	1,380
Juniper Networks, Inc. (a)	1,200	24,492
Motorola Mobility Holdings, Inc. (a)	2,785	108,058
QUALCOMM, Inc.	3,577	195,662
Tellabs, Inc.	738	2,981
		685,947
Computers & Peripherals — 4.6%
Apple, Inc. (a)	1,934	783,270
Dell, Inc. (a)	11,598	169,679
EMC Corp. (a)	3,860	83,144

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	3

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computers & Peripherals (concluded)
Hewlett-Packard Co.	7,668	$197,528
Lexmark International, Inc., Class A	200	6,614
NetApp, Inc. (a)	22	798
SanDisk Corp. (a)	300	14,763
Western Digital Corp. (a)	209	6,468
		1,262,264
Construction & Engineering — 0.1%
Fluor Corp.	341	17,135
Consumer Finance — 1.1%
American Express Co.	46	2,170
Capital One Financial Corp.	3,908	165,269
Discover Financial Services	5,747	137,928
		305,367
Containers & Packaging — 0.5%
Sealed Air Corp.	1,009	17,365
Temple-Inland, Inc.	3,531	111,968
		129,333
Distributors — 0.1%
Genuine Parts Co.	291	17,809
Diversified Consumer Services — 0.5%
Apollo Group, Inc., Class A (a)	2,550	137,369
DeVry, Inc.	100	3,846
		141,215
Diversified Financial Services — 2.2%
Bank of America Corp.	21,865	121,569
Citigroup, Inc.	6,367	167,516
CME Group, Inc.	88	21,443
JPMorgan Chase & Co.	8,044	267,463
The NASDAQ OMX Group, Inc. (a)	699	17,132
NYSE Euronext	458	11,954
		607,077
Diversified Telecommunication Services — 3.5%
AT&T, Inc. (c)	13,096	396,023
CenturyLink, Inc.	3,549	132,023
Verizon Communications, Inc.	10,559	423,627
		951,673
Electric Utilities — 2.3%
American Electric Power Co., Inc.	644	26,604
Edison International	5,100	211,140
Entergy Corp.	2,803	204,759
Exelon Corp.	1,162	50,396
FirstEnergy Corp.	684	30,301
Pepco Holdings, Inc.	431	8,749
Progress Energy, Inc.	378	21,176
The Southern Co.	1,501	69,481
		622,606
Electrical Equipment — 0.2%
Cooper Industries Plc	100	5,415
Emerson Electric Co.	1,322	61,592

Common Stocks	Shares	Value
Electrical Equipment (concluded)
Rockwell Automation, Inc.	31	$2,275
		69,282
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	4	182
Corning, Inc.	4,250	55,165
Jabil Circuit, Inc.	367	7,215
TE Connectivity Ltd.	600	18,486
		81,048
Energy Equipment & Services — 1.2%
Cameron International Corp. (a)	14	689
Diamond Offshore Drilling, Inc.	41	2,266
Halliburton Co.	1,553	53,594
Helmerich & Payne, Inc.	60	3,502
Nabors Industries Ltd. (a)	754	13,074
National Oilwell Varco, Inc.	855	58,131
Noble Corp. (a)	119	3,596
Schlumberger Ltd.	2,642	180,475
		315,327
Food & Staples Retailing — 4.6%
Costco Wholesale Corp.	2,981	248,377
CVS Caremark Corp.	2,498	101,868
The Kroger Co.	8,339	201,971
Safeway, Inc.	6,202	130,490
SUPERVALU, Inc.	400	3,248
SYSCO Corp.	4,700	137,851
Wal-Mart Stores, Inc.	3,829	228,821
Walgreen Co.	6,009	198,657
Whole Foods Market, Inc.	29	2,018
		1,253,301
Food Products — 1.1%
ConAgra Foods, Inc.	979	25,846
Dean Foods Co. (a)	300	3,360
General Mills, Inc.	982	39,683
H.J. Heinz Co.	360	19,454
Hormel Foods Corp.	901	26,390
The J.M. Smucker Co.	10	782
Kellogg Co.	200	10,114
Mead Johnson Nutrition Co.	200	13,746
Sara Lee Corp.	645	12,203
Tyson Foods, Inc., Class A	6,700	138,288
		289,866
Gas Utilities — 0.1%
AGL Resources, Inc.	133	5,621
Oneok, Inc.	126	10,923
		16,544
Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	846	41,860
Becton Dickinson & Co.	8	598
Boston Scientific Corp. (a)	3,226	17,227
C.R. Bard, Inc.	2,164	185,022
CareFusion Corp. (a)	522	13,264
Covidien Plc	700	31,507

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Medtronic, Inc.	4,020	$153,765
Stryker Corp.	300	14,913
Varian Medical Systems, Inc. (a)	100	6,713
Zimmer Holdings, Inc.	671	35,845
		500,714
Health Care Providers & Services — 3.4%
Aetna, Inc.	1,901	80,203
AmerisourceBergen Corp.	589	21,905
Cardinal Health, Inc.	700	28,427
Cigna Corp.	632	26,544
Coventry Health Care, Inc. (a)	348	10,569
DaVita, Inc. (a)	200	15,162
Express Scripts, Inc. (a)	465	20,781
Humana, Inc.	2,122	185,908
Laboratory Corp. of America Holdings (a)	48	4,127
McKesson Corp.	2,007	156,365
Medco Health Solutions, Inc. (a)	1,514	84,633
Quest Diagnostics, Inc.	100	5,806
Tenet Healthcare Corp. (a)	900	4,617
UnitedHealth Group, Inc.	2,385	120,872
WellPoint, Inc.	2,633	174,436
		940,355
Health Care Technology — 0.0%
Cerner Corp. (a)	35	2,144
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	584	19,062
McDonald’s Corp.	2,088	209,489
Starbucks Corp.	26	1,196
Starwood Hotels & Resorts Worldwide, Inc.	200	9,594
Wynn Resorts Ltd.	196	21,656
		260,997
Household Durables — 0.1%
Garmin Ltd.	300	11,943
Leggett & Platt, Inc.	622	14,331
Whirlpool Corp.	200	9,490
		35,764
Household Products — 1.6%
The Clorox Co.	300	19,968
Colgate-Palmolive Co.	23	2,125
Kimberly-Clark Corp.	637	46,858
The Procter & Gamble Co.	5,654	377,178
		446,129
Independent Power Producers & Energy Traders — 0.1%
The AES Corp. (a)	1,412	16,718
Constellation Energy Group, Inc.	266	10,552
		27,270
Industrial Conglomerates — 1.9%
3M Co.	1,304	106,576
General Electric Co.	22,507	403,101

Common Stocks	Shares	Value
Industrial Conglomerates (concluded)
Tyco International Ltd.	16	$747
		510,424
Insurance — 3.0%
ACE Ltd.	1,045	73,275
Aflac, Inc.	4,419	191,166
American International Group, Inc. (a)	505	11,716
Assurant, Inc.	157	6,447
Berkshire Hathaway, Inc., Class B (a)	1,565	119,410
Cincinnati Financial Corp.	429	13,067
Fidelity National Financial, Inc., Class A	8,600	136,998
Hartford Financial Services Group, Inc.	1,001	16,266
HCC Insurance Holdings, Inc.	641	17,628
Lincoln National Corp.	700	13,594
Loews Corp.	243	9,149
Marsh & McLennan Cos., Inc.	626	19,794
MetLife, Inc.	2,229	69,500
Principal Financial Group, Inc.	200	4,920
The Progressive Corp.	1,408	27,470
Prudential Financial, Inc.	1,065	53,378
Torchmark Corp.	560	24,298
Unum Group	648	13,653
		821,729
Internet & Catalog Retail — 0.5%
Amazon.com, Inc. (a)	766	132,595
Internet Software & Services — 2.1%
Akamai Technologies, Inc. (a)	100	3,228
eBay, Inc. (a)	2,097	63,602
Google, Inc., Class A (a)	567	366,225
IAC/InterActiveCorp.	3,500	149,100
Monster Worldwide, Inc. (a)	200	1,586
		583,741
IT Services — 1.8%
Accenture Plc, Class A	1,151	61,268
Cognizant Technology Solutions Corp. (a)	463	29,776
Computer Sciences Corp.	372	8,816
Fidelity National Information Services, Inc.	963	25,606
Fiserv, Inc. (a)	319	18,738
International Business Machines Corp.	1,703	313,148
Paychex, Inc.	1	30
SAIC, Inc. (a)	500	6,145
Teradata Corp. (a)	100	4,851
Visa, Inc., Class A	182	18,478
		486,856
Leisure Equipment & Products — 0.5%
Hasbro, Inc.	4,076	129,984

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	5

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Leisure Equipment & Products (concluded)
Mattel, Inc.	35	$971
		130,955
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. (a)	359	12,540
Life Technologies Corp. (a)	32	1,245
PerkinElmer, Inc.	214	4,280
Thermo Fisher Scientific, Inc. (a)	523	23,519
Waters Corp. (a)	81	5,998
		47,582
Machinery — 2.2%
Caterpillar, Inc.	1,523	137,984
Cummins, Inc.	284	24,998
Danaher Corp.	1,563	73,524
Deere & Co.	924	71,471
Dover Corp.	179	10,391
Eaton Corp.	427	18,587
Illinois Tool Works, Inc.	748	34,939
Ingersoll-Rand Plc	33	1,006
Joy Global, Inc.	90	6,747
PACCAR, Inc.	4,268	159,922
Pall Corp.	515	29,432
Parker Hannifin Corp.	448	34,160
		603,161
Media — 3.9%
AMC Networks, Inc. (a)	372	13,980
DIRECTV, Class A (a)	1,231	52,637
Discovery Communications, Inc., Class A (a)	48	1,967
Gannett Co., Inc.	484	6,471
The McGraw-Hill Cos., Inc.	390	17,538
News Corp., Class A	4,157	74,161
Omnicom Group, Inc.	311	13,864
Time Warner Cable, Inc.	3,410	216,774
Time Warner, Inc.	7,164	258,907
Viacom, Inc., Class B	4,439	201,575
Walt Disney Co.	4,810	180,375
The Washington Post Co., Class B	37	13,942
		1,052,191
Metals & Mining — 0.6%
Alcoa, Inc.	2,273	19,661
Allegheny Technologies, Inc.	17	813
Cliffs Natural Resources, Inc.	200	12,470
Freeport-McMoRan Copper & Gold, Inc., Class B	3,163	116,367
Nucor Corp.	700	27,699
		177,010
Multi-Utilities — 2.1%
Ameren Corp.	5,787	191,723
CenterPoint Energy, Inc.	100	2,009
Consolidated Edison, Inc.	857	53,160
DTE Energy Co.	100	5,445
Integrys Energy Group, Inc.	188	10,186
PG&E Corp.	1,713	70,610

Common Stocks	Shares	Value
Multi-Utilities (concluded)
Public Service Enterprise Group, Inc.	600	$19,806
Sempra Energy	3,800	209,000
		561,939
Multiline Retail — 0.4%
99 Cents Only Stores (a)	652	14,311
Dollar Tree, Inc. (a)	185	15,375
Family Dollar Stores, Inc.	80	4,613
Macy’s, Inc.	528	16,991
Target Corp.	1,149	58,852
		110,142
Office Electronics — 0.1%
Xerox Corp.	2,951	23,490
Oil, Gas & Consumable Fuels — 10.6%
Alpha Natural Resources, Inc. (a)	3,044	62,189
Anadarko Petroleum Corp.	926	70,681
Apache Corp.	24	2,174
Chesapeake Energy Corp.	1,068	23,806
Chevron Corp.	6,023	640,847
ConocoPhillips	5,328	388,251
Devon Energy Corp.	668	41,416
El Paso Corp.	1,200	31,884
EOG Resources, Inc.	500	49,255
Exxon Mobil Corp.	10,306	873,536
Hess Corp.	25	1,420
Marathon Oil Corp.	903	26,431
Marathon Petroleum Corp.	1,401	46,639
Murphy Oil Corp.	3,013	167,945
Newfield Exploration Co. (a)	300	11,319
Noble Energy, Inc.	200	18,878
Occidental Petroleum Corp.	1,721	161,258
Peabody Energy Corp.	600	19,866
Pioneer Natural Resources Co.	100	8,948
QEP Resources, Inc.	27	791
Southwestern Energy Co. (a)	400	12,776
Spectra Energy Corp.	9	277
Sunoco, Inc.	3,598	147,590
Tesoro Corp. (a)	327	7,639
Valero Energy Corp.	2,739	57,656
		2,873,472
Paper & Forest Products — 0.4%
International Paper Co.	3,810	112,776
MeadWestvaco Corp.	329	9,854
		122,630
Personal Products — 0.0%
Avon Products, Inc.	300	5,241
Pharmaceuticals — 5.9%
Abbott Laboratories	3,111	174,932
Eli Lilly & Co.	6,575	273,257
Forest Laboratories, Inc. (a)	231	6,990
Johnson & Johnson	5,766	378,134
Merck & Co., Inc.	11,463	432,155
Mylan, Inc. (a)	400	8,584

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Novartis AG	11	$629
Pfizer, Inc.	8,610	186,320
Watson Pharmaceuticals, Inc. (a)	2,380	143,609
		1,604,610
Professional Services — 0.1%
Equifax, Inc.	254	9,840
Robert Half International, Inc.	340	9,676
		19,516
Real Estate Investment Trusts (REITs) — 1.4%
Boston Properties, Inc.	177	17,629
Equity Residential	328	18,706
Health Care REIT, Inc.	311	16,959
Host Marriott Corp.	753	11,122
Kimco Realty Corp.	4,750	77,140
ProLogis	9	257
Public Storage	15	2,017
Ventas, Inc.	351	19,351
Vornado Realty Trust	170	13,066
Weyerhaeuser Co.	10,400	194,168
		370,415
Real Estate Management & Development — 0.0%
The Howard Hughes Corp. (a)	241	10,645
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc. (a)	1,220	6,588
Altera Corp.	300	11,130
Analog Devices, Inc.	4	143
Applied Materials, Inc.	1,400	14,994
Intel Corp.	12,035	291,849
LSI Corp. (a)	1,204	7,164
Microchip Technology, Inc.	160	5,861
Micron Technology, Inc. (a)	400	2,516
Netlogic Microsystems, Inc. (a)	720	35,690
NVIDIA Corp. (a)	7,659	106,154
Texas Instruments, Inc.	1,955	56,910
Xilinx, Inc.	657	21,063
		560,062
Software — 3.1%
Adobe Systems, Inc. (a)	594	16,792
Autodesk, Inc. (a)	1,847	56,020
Compuware Corp. (a)	400	3,328
Electronic Arts, Inc. (a)	6,529	134,497
Intuit, Inc.	310	16,303
Microsoft Corp.	15,961	414,348
Oracle Corp.	8,028	205,918
Symantec Corp. (a)	700	10,955
		858,161
Specialty Retail — 2.0%
AutoNation, Inc. (a)	36	1,327
Bed Bath & Beyond, Inc. (a)	11	638
Best Buy Co., Inc.	600	14,022
GameStop Corp., Class A (a)	300	7,239
The Gap, Inc.	700	12,985

Common Stocks	Shares	Value
Specialty Retail (concluded)
Home Depot, Inc.	2,903	$122,042
Lowe’s Cos., Inc.	2,131	54,085
O’Reilly Automotive, Inc. (a)	100	7,995
Ross Stores, Inc.	2,121	100,811
Staples, Inc.	7,282	101,147
TJX Cos., Inc.	1,097	70,811
Urban Outfitters, Inc. (a)	1,700	46,852
		539,954
Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	42	2,564
NIKE, Inc., Class B	618	59,557
Ralph Lauren Corp.	100	13,808
VF Corp.	42	5,333
		81,262
Tobacco — 0.9%
Altria Group, Inc.	41	1,215
Lorillard, Inc.	521	59,394
Philip Morris International, Inc.	1,614	126,667
Reynolds American, Inc.	1,200	49,704
		236,980
Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	100	18,719
Wireless Telecommunication Services — 0.1%
American Tower Corp., Class A	19	1,140
MetroPCS Communications, Inc. (a)	552	4,792
Sprint Nextel Corp. (a)	6,400	14,976
		20,908
Total Common Stocks – 92.9%		25,271,724

Exchange Traded Funds
SPDR S&P 500 ETF Trust	3,242	406,871
Total Exchange Traded Funds –1.5%		406,871

Other Interests	Beneficial Interest (000)
Specialty Retail — 0.0%
J. Crew Group, Inc. Escrow (a)	58	1
Total Other Interests – 0.0%		1

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	7

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Warrants (d)	Shares	Value
Automobiles — 0.1%
Ford Motor Co. (Expires 1/01/13) (a)	5,988	$14,371
Total Warrants – 0.1%		14,371

Total Long-Term Investments (Cost – $18,498,013) – 94.5%		25,692,967

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.07% (b)(e)	923,192	923,192
Total Short-Term Securities (Cost - $923,192) – 3.4%		923,192
Total Investments (Cost — $19,421,205*) - 97.9%		26,616,159
Other Assets Less Liabilities – 2.1%		577,834
Net Assets – 100.0%		$27,193,993

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$21,388,850
Gross unrealized appreciation	$5,444,697
Gross unrealized depreciation	(217,388)
Net unrealized appreciation	$5,227,309

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2011	Value at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	44,756,970	—	43,833,778	[1]	923,192	$923,192	—	$52,979
BlackRock Liquidity Series, LLC Money Market Series	—	614,525,070	614,525,070		—	—	—	$12,224
The PNC Financial Services Group, Inc.	15,798	—	15,157		641	$36,967	$1,076	$18,168

[1]	Represents net shares sold.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

(d)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipts

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	9

Schedule of Investments (concluded)	Master Enhanced S&P 500 Series

•	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

31	S&P 500 E Mini	Chicago Mercantile	March 2012	$1,941,530	$34,577

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments[2]	$25,692,966	$1	—	$25,692,967
Short-Term Securities	923,192	—	—	923,192
Total	$26,616,158	$1	—	$26,616,159

[2]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Assets:
Equity contracts	$34,577	—	—	$34,577

[3]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Statement of Assets and Liabilities	Master Enhanced S&P 500 Series

December 31, 2011
Assets
Investments at value - unaffiliated (cost — $18,471,213)	$25,656,000
Investments at value - affiliated (cost — $949,992)	960,159
Foreign currency at value (cost — $3,380)	3,317
Investments sold receivable	594,645
Dividends receivable	89,650
Securities lending income receivable — affiliated	1,970
Prepaid expenses	18,841
Total assets	27,324,582

Liabilities
Margin variation payable	7,440
Other affiliates payable	2,889
Directors’ fees payable	715
Investment advisory fees payable	477
Other accrued expenses payable	119,068
Total liabilities	130,589
Net Assets	$27,193,993

Net Assets Consist of
Investors’ capital	$19,964,525
Net unrealized appreciation/depreciation	7,229,468
Net Assets	$27,193,993

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	11

Statement of Operations	Master Enhanced S&P 500 Series

Year Ended December 31, 2011
Investment Income
Dividends - unaffiliated	$18,420,740
Foreign taxes withheld	(50,324)
Dividends - affiliated	71,147
Securities lending - affiliated	12,224
Total income	18,453,787

Expenses
Accounting services	209,563
Investment advisory	96,408
Professional	88,453
Custodian	63,983
Directors	30,355
Printing	7,930
Miscellaneous	19,358
Total expenses	516,050
Less fees waived by advisor	(37,133)
Less fees paid indirectly	(4,617)
Total expenses after fees waived and paid indirectly	474,300
Net investment income	17,979,487

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - unaffiliated	55,738,174
Investment - affiliated	1,076
Redemption in-kind transactions	132,772,857
Financial futures contracts	1,007,868
Foreign currency transactions	(170)
189,519,805
Net change in unrealized appreciation/depreciation on:
Investments	(188,504,317)
Financial futures contracts	(1,135,120)
Foreign currency transactions	(108)
(189,639,545)
Total realized and unrealized loss	(119,740)
Net Increase in Net Assets Resulting from Operations	$17,859,747

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Statements of Changes in Net Assets	Master Enhanced S&P 500 Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$17,979,487	$19,188,693
Net realized gain	56,746,948	67,833,997
Net realized gain from redemptions in-kind	132,772,857	—
Net change in unrealized appreciation/depreciation	(189,639,545)	56,136,160
Net increase in net assets resulting from operations	17,859,747	143,158,850

Capital Transactions
Proceeds from contributions	33,970,774	938,363,321
Value of withdrawals	(1,142,117,643)	(833,629,989)
Net increase (decrease) in net assets derived from capital transactions	(1,108,146,869)	104,733,332
Net Assets
Total increase (decrease) in net assets	(1,090,287,122)	247,892,182
Beginning of year	1,117,481,115	869,588,933
End of year	$27,193,993	$1,117,481,115

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	13

Financial Highlights	Master Enhanced S&P 500 Series

	Year Ended December 31,
	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	2.50%	15.88%	26.62%	(36.39)%	5.67%

Ratios to Average Net Assets
Total expenses	0.05%	0.05%	0.07%	0.08%	0.06%
Total expenses after fees waived	0.05%	0.05%	0.06%	0.08%	0.06%
Net investment income	1.86%	2.11%	2.38%	2.30%	1.89%

Supplemental Data
Net assets, end of year (000)	$27,194	$1,117,481	$869,589	$442,104	$635,222
Portfolio turnover	186%	135%	150%	206%	196%

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Notes to Financial Statements	Master Enhanced S&P 500 Series

1. Organization and Significant Accounting Policies:

Master Enhanced S&P 500 Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Series’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Series reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Redemptions-In-Kind: The Series transferred securities and cash to shareholders in connection with a redemption-in-kind transaction. For purposes of US GAAP, these transactions were treated as a sale of

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	15

Notes to Financial Statements (continued)	Master Enhanced S&P 500 Series

securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Gains and losses resulting from such redemptions-in-kind are shown as redemption-in-kind transactions in the Statements of Operations.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies, in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss.When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

16	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Notes to Financial Statements (continued)	Master Enhanced S&P 500 Series

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of December 31, 2011
	Asset Derivatives
	Statement of Assets And Liabilities Location	Value
Equity contracts	Net unrealized appreciation*	$34,577

*

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Year Ended December 31, 2011
Net Realized Gain From
Equity contracts:
Financial futures contracts	$1,007,868
Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$(1,135,120)

For the year ended December 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	155
Average notional value of contracts purchased	$46,800,008

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is shown as, or included in, fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2011, the Series reimbursed the Manager $12,602 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2011, BIM received $4,691 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2011, were $1,735,015,738 and $1,774,259,727, including $1,007,527,054 sales representing redemptions in-kind, respectively.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	17

Notes to Financial Statements (concluded)	Master Enhanced S&P 500 Series

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (“London Interbank Offered Rate”) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the year ended December 31, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors of Master Enhanced S&P 500 Series and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced S&P 500 Series, one of the portfolios constituting Quantitative Master Series LLC (the “Master LLC”), as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced S&P 500 Series, one of the portfolios constituting Quantitative Master Series LLC, as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2012

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	19

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Directors [1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.

				33 RICs consisting of 107 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural	33 RICs consisting of 107 Portfolios	None

20	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

center) from 1990 to 2006.

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	21

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of	33 RICs consisting of 107 Portfolios	None

22	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to

			33 RICs consisting of 107 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	23

2007.

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				33 RICs consisting of 107 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

24	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Interested Directors [3]

Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011

Senior Managing Director, BlackRock, and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.

			159 RICs consisting of 286 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, from 2007 to 2008; Managing Director, BlackRock, from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock

			159 RICs consisting of 286 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	25

Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

3

Mr. Audet is an “interested person”, as defined in the 1940 Act, of the Master LLC based on his position with BlackRock, and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

26	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers [1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of BlackRock Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	27

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.

Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Effective September 22, 2011, Richard S. Davis resigned as Director of the Corporation and the Master LLC, and Paul L. Audet became Director of the Corporation and the Master LLC.

28	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Additional Information

Investment Advisor
BlackRock Advisors, LLC Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC Princeton, NJ 08540

Custodian
JPMorgan Chase Bank Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust Company Boston, MA 02110

Legal Counsel
Sidley Austin LLP New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP Boston, MA 02116

Address of the Series
100 Bellevue Parkway Wilmington, DE 19809

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	29

Master Extended Market Index Series of Quantitative Master Series LLC
Annual Report, December 31, 2011

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

During the 12 months ended December 31, 2011, Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned (3.55)%, while the benchmark Dow Jones U.S. Completion Total Stock Market IndexSM (the “Benchmark Index”) returned (3.76)% for the same period.

Describe the market environment.

•

Early in the year, stocks moved unevenly higher despite political upheaval spreading across the Middle East/North Africa region and a sharp rise in oil and other commodity prices. March brought devastating natural disasters in Japan, resulting in global supply chain disruptions. But equity markets were remarkably resilient as the global economic recovery appeared to be on track and investors were gradually increasing their appetite for risk. After peaking in late April, equities were met with a sharp reversal when the heightened possibility of Greece defaulting on its debt rekindled fears about the potential impact of the sovereign debt crisis spreading in Europe. In the United States, a prolonged debt ceiling debate ultimately led to Standard & Poor’s decision to downgrade the US government’s credit rating in early August. This announcement spurred one of the most volatile periods in trading history. Stock markets across the world whipsawed on hopes and fears driven by news flow. Equities swooned as debt problems in Europe spread to Italy and Spain, and global economic indicators grew increasingly bleak.

•

US stocks staged a strong rebound in October as the domestic labor market improved and corporate profits continued to beat analyst expectations. Encouraging news from Europe also contributed to the rally. After months of deliberation, European leaders agreed upon a new plan to reduce Greece’s debt burden, recapitalize the region’s banks and increase the size of the euro-zone bailout fund. However, a lack of definitive details about the rescue plan soon raised doubts among investors and thwarted the rally at the end of October. In November, political instability in Greece and Italy fueled uncertainty as to whether Europe’s leaders would be able to contain the crisis. In the United States, bickering lawmakers failed to reach an agreement on reducing the US budget deficit, further undermining investors’ confidence in policymakers on both sides of the Atlantic. Market volatility softened in December with the support of global central bank actions and continued improvement in economic data.

•

For the year, US stocks outperformed most international markets given their relative safety during a time of heightened uncertainty overseas. Dividend-paying stocks performed particularly well as investors sought yield in a low interest rate environment. From a sector perspective, utilities (+15.10%) led the index for 2011. The defensive consumer staples sector (+13.57%) performed well amid high volatility and health care stocks performed positively (+1.12%) from increased merger and acquisition activity during the year. Telecommunications services (-12.75%) and information technology (-9.32%) were the most challenged. The more cyclical materials (-7.36%) and industrials (-6.59%) sectors also declined amid heightened uncertainty about the global economy.

Describe recent portfolio activity.

•

During the 12-month period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the Benchmark Index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of the Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	1

Portfolio Information as of December 31, 2011	Master Extended Market Index Series

Sector Allocations	Percent of Long-Term Investments
Financials	21%
Industrials	17
Consumer Services	13
Technology	12
Health Care	10
Consumer Goods	9
Oil & Gas	7
Basic Materials	5
Utilities	4
Telecommunications	2

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments December 31, 2011	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.	6,591	$126,349
Aerosonic Corp. (a)	200	640
AeroVironment, Inc. (a)	3,121	98,218
Alliant Techsystems, Inc.	5,724	327,184
Applied Energetics, Inc. (a)	13,532	988
Arotech Corp. (a)	4,742	5,643
Astronics Corp. (a)	2,143	76,741
Astrotech Corp. (a)	6,283	3,694
Aviation General, Inc. (a)	1,200	—
BE Aerospace, Inc. (a)	15,980	618,586
Ceradyne, Inc. (a)	4,244	113,654
CPI Aerostructures, Inc. (a)	325	3,819
Cubic Corp.	2,738	119,349
Curtiss-Wright Corp.	7,646	270,133
Ducommun, Inc.	1,600	20,400
Esterline Technologies Corp. (a)	5,002	279,962
Exelis, Inc.	30,684	277,690
GenCorp, Inc. (a)	10,483	55,770
Heico Corp., Class A	6,055	238,264
Hexcel Corp. (a)	16,079	389,273
Huntington Ingalls Industries, Inc. (a)	7,489	234,256
Innovative Solutions & Support, Inc. (a)	3,826	13,161
Kratos Defense & Security Solutions, Inc. (a)	6,786	40,512
LMI Aerospace, Inc. (a)	1,982	34,784
Mantech International Corp., Class A	3,624	113,214
Moog, Inc., Class A (a)	6,757	296,835
Orbital Sciences Corp. (a)	9,694	140,854
RBC Bearings, Inc. (a)	3,652	152,288
Smith & Wesson Holding Corp. (a)	11,500	50,140
Spirit AeroSystems Holdings, Inc., Class A (a)	19,681	408,971
Sturm Ruger & Co., Inc.	3,448	115,370
Taser International, Inc. (a)	11,646	59,628
Teledyne Technologies, Inc. (a)	6,045	331,568
TransDigm Group, Inc. (a)	7,575	724,776
Triumph Group, Inc.	6,391	373,554
VSE Corp.	725	17,603
		6,133,871
Alternative Energy — 0.1%
Amyris, Inc. (a)	2,557	29,508
Ascent Solar Technologies, Inc. (a)	7,412	2,891
BioFuel Energy Corp. (a)	4,600	3,128
DayStar Technologies, Inc. (a)	2,334	514
Energy Conversion Devices, Inc. (a)(b)	10,800	2,182
FuelCell Energy, Inc. (a)	21,703	18,925
Green Plains Renewable Energy, Inc. (a)	3,573	34,872
GreenHunter Energy, Inc. (a)	4,134	3,596
GT Advanced Technologies, Inc. (a)	21,217	153,611
Hoku Corp. (a)(b)	4,922	2,854

Common Stocks	Shares	Value
Alternative Energy (concluded)
KiOR, Inc. (a)(b)	1,412	$14,374
Ocean Power Technologies, Inc. (a)(b)	3,693	9,971
Pacific Ethanol, Inc. (a)(b)	4,744	5,029
Plug Power, Inc. (a)(b)	3,342	6,818
Rex American Resources Corp. (a)	367	8,114
Solazyme, Inc. (a)	1,119	13,316
STR Holdings, Inc. (a)	7,068	58,170
SunPower Corp., Class B (a)	15,621	97,319
Verenium Corp. (a)	5,936	12,940
Westinghouse Solar, Inc. (a)(b)	4,371	1,355
		479,487
Automobiles & Parts — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	11,113	109,908
Amerigon, Inc. (a)	4,405	62,815
Cooper Tire & Rubber Co.	10,235	143,392
Dana Holding Corp. (a)	24,361	295,986
Dorman Products, Inc. (a)	2,437	89,998
Exide Technologies (a)	12,409	32,636
Federal-Mogul Corp., Class A (a)	4,337	63,971
Fuel Systems Solutions, Inc. (a)	2,921	48,167
General Motors Co. (a)	96,071	1,947,359
Gentex Corp.	23,745	702,615
Lear Corp.	17,305	688,739
LKQ Corp. (a)	24,453	735,546
LoJack Corp. (a)	4,784	14,687
Modine Manufacturing Co. (a)	8,108	76,702
Motorcar Parts of America, Inc. (a)	666	4,995
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,934	2,142
Shiloh Industries, Inc. (a)	1,822	15,268
Standard Motor Products, Inc.	3,825	76,691
Stoneridge, Inc. (a)	5,020	42,319
Strattec Security Corp.	646	12,888
Superior Industries International, Inc.	4,244	70,196
Tenneco, Inc. (a)	10,130	301,671
Tesla Motors, Inc. (a)(b)	9,044	258,297
Titan International, Inc.	7,119	138,536
TRW Automotive Holdings Corp. (a)	17,132	558,503
U.S. Auto Parts Network, Inc. (a)	4,873	21,295
Visteon Corp. (a)	8,391	419,046
WABCO Holdings, Inc. (a)	11,288	489,899
		7,424,267
Banks — 4.9%
1st Source Corp.	2,367	59,956
1st United Bancorp, Inc. (a)	6,494	36,042
Alliance Financial Corp.	1,139	35,172
Ameriana Bancorp	200	804
American National BankShares, Inc.	1,719	33,503
Ameris Bancorp (a)	4,892	50,290

See Notes to Financial Statements.

	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	3

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
Ames National Corp.	1,637	$31,922
Arrow Financial Corp.	2,323	54,451
Associated Banc-Corp	28,144	314,368
Astoria Financial Corp.	14,900	126,501
Atlantic Coast Financial Corp. (a)	451	1,267
Bancfirst Corp.	1,203	45,161
Bancorp of New Jersey, Inc.	1,300	11,921
Bancorp Rhode Island, Inc.	920	40,538
The Bancorp, Inc. (a)	6,330	45,766
BancorpSouth, Inc.	12,249	134,984
BancTrust Financial Group, Inc. (a)	6,004	7,445
Bank Mutual Corp.	7,997	25,430
Bank of Hawaii Corp.	7,925	352,583
Bank of Kentucky Financial Corp.	506	10,145
Bank of Marin Bancorp	1,252	47,063
Bank of the Ozarks, Inc.	4,852	143,765
BankAtlantic Bancorp, Inc. (a)	1,474	4,982
BankFinancial Corp.	4,044	22,323
BankUnited, Inc.	6,369	140,054
Banner Corp.	3,038	52,102
Bar Harbor Bankshares	1,253	37,590
BCB Bancorp, Inc.	2,636	26,597
Beneficial Mutual Bancorp, Inc. (a)	7,156	59,824
Berkshire Bancorp, Inc. (a)	733	5,197
Berkshire Hills Bancorp, Inc.	4,245	94,197
BofI Holding, Inc. (a)	2,083	33,849
BOK Financial Corp.	4,242	233,013
Boston Private Financial Holdings, Inc.	13,200	104,808
Bridge Bancorp, Inc.	1,839	36,596
Bridge Capital Holdings (a)	375	3,900
Brookline Bancorp, Inc.	8,252	69,647
Bryn Mawr Bank Corp.	2,035	39,662
California First National Bancorp	841	13,523
Camco Financial Corp. (a)	894	1,135
Camden National Corp.	1,509	49,193
Cape Bancorp, Inc. (a)	3,852	30,238
Capital Bank Corp. (a)	4,434	8,912
Capital City Bank Group, Inc.	2,411	23,025
CapitalSource, Inc.	51,661	346,129
Capitol Federal Financial, Inc.	27,576	318,227
Cardinal Financial Corp.	5,642	60,595
Cascade Bancorp (a)	3,749	16,421
Cathay General Bancorp	13,266	198,061
Center Bancorp, Inc.	3,465	33,853
Centerstate Banks, Inc.	4,930	32,637
Central Pacific Financial Corp. (a)	565	7,300
Century Bancorp, Inc., Class A	900	25,416
CFS Bancorp, Inc.	2,109	9,132
Chemical Financial Corp.	4,028	85,877
Chicopee Bancorp, Inc. (a)	2,635	36,890
Citizens & Northern Corp.	2,412	44,550
Citizens Republic Bancorp, Inc. (a)	6,978	79,549
Citizens South Banking Corp.	3,414	12,188
City Holding Co.	2,834	96,044
City National Corp.	7,989	352,954

Common Stocks	Shares	Value
Banks (continued)
Clifton Savings Bancorp, Inc.	2,937	$27,255
CNB Financial Corp.	1,208	19,062
CoBiz Financial, Inc.	7,154	41,279
Colony Bankcorp, Inc. (a)	750	1,695
Columbia Banking System, Inc.	6,773	130,516
Commerce Bancshares, Inc.	13,512	515,077
Community Bank System, Inc.	6,289	174,834
Community Trust Bancorp, Inc.	2,351	69,166
Cullen/Frost Bankers, Inc.	9,672	511,746
CVB Financial Corp.	15,636	156,829
Dime Community Bancshares, Inc.	5,556	70,006
Doral Financial Corp. (a)	20,384	19,487
Eagle Bancorp, Inc. (a)(b)	3,781	54,976
East-West Bancorp, Inc.	24,564	485,139
Eastern Virginia Bankshares, Inc. (a)	2,156	4,355
Encore Bancshares, Inc. (a)	2,643	35,733
Enterprise Bancorp, Inc.	572	8,180
Enterprise Financial Services Corp.	3,362	49,758
ESB Financial Corp.	2,553	35,921
ESSA Bancorp, Inc.	2,897	30,332
F.N.B. Corp.	20,087	227,184
Farmers Capital Bank Corp. (a)	1,981	8,895
Fidelity Southern Corp.	497	3,022
Financial Institutions, Inc.	2,463	39,753
First Bancorp, Inc.	2,286	35,136
First Bancorp, North Carolina	2,932	32,692
First Bancorp, Puerto Rico (a)	3,527	12,309
First Busey Corp.	14,574	72,870
First California Financial Group, Inc. (a)	3,870	12,616
First Citizens Banc Corp.	1,258	5,082
First Citizens BancShares, Inc., Class A	904	158,191
First Commonwealth Financial Corp.	15,818	83,203
First Community Bancshares, Inc.	2,710	33,821
First Connecticut Bancorp, Inc.	1,763	22,937
First Defiance Financial Corp.	2,306	33,645
First Federal Bancshares of Arkansas, Inc. (a)	1,387	5,992
First Financial Bancorp	9,684	161,142
First Financial Bankshares, Inc. (b)	7,934	265,234
First Financial Corp.	2,062	68,623
First Financial Holdings, Inc.	2,852	25,468
First Financial Northwest, Inc. (a)	3,633	21,398
First Financial Service Corp. (a)	358	548
First Interstate Bancsystem, Inc.	1,401	18,255
First M&F Corp.	1,106	3,141
First Merchants Corp.	4,483	37,971
First Midwest Bancorp, Inc.	12,426	125,875
First Niagara Financial Group, Inc.	50,381	434,788
The First of Long Island Corp.	1,694	44,586
First Pactrust Bancorp, Inc.	811	8,313
First Republic Bank/San Francisco (a)	13,165	402,981

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
First Security Group, Inc. (a)	108	$268
First South Bancorp, Inc. (a)	1,978	6,330
First United Corp. (a)(b)	1,435	4,793
FirstMerit Corp.	17,468	264,291
Flagstar BanCorp., Inc. (a)	33,167	16,749
Flushing Financial Corp.	5,275	66,623
FNB United Corp. (a)	114	1,459
Fox Chase BanCorp., Inc.	3,616	45,670
Franklin Financial Corp. (a)	883	10,455
Fulton Financial Corp.	31,569	309,692
German American Bancorp, Inc.	2,973	54,079
Glacier Bancorp, Inc.	11,867	142,760
Great Southern Bancorp, Inc.	1,675	39,513
Greene County Bancshares, Inc. (a)	3,466	4,367
Guaranty Bancorp (a)	14,486	21,294
Hampton Roads Bankshares, Inc. (a)	4,619	12,656
Hancock Holding Co.	11,984	383,128
Hanmi Financial Corp. (a)(b)	3,517	26,026
Hawthorn Bancshares, Inc.	743	4,555
Heartland Financial USA, Inc.	2,536	38,902
Heritage Commerce Corp. (a)	6,580	31,189
Heritage Financial Corp.	3,381	42,465
HMN Financial, Inc. (a)	1,094	2,254
Home Bancorp, Inc. (a)	2,533	39,186
Home Bancshares, Inc.	4,451	115,325
Home Federal Bancorp, Inc.	3,239	33,686
Horizon Bancorp	190	3,310
Hudson Valley Holding Corp.	2,807	59,565
IBERIABANK Corp.	4,803	236,788
Independent Bank Corp./MA	3,658	99,827
Independent Bank Corp./MI (a)	3,528	4,869
Indiana Community Bancorp	1,336	19,546
International Bancshares Corp.	9,170	168,132
Intervest Bancshares Corp. (a)	4,058	11,078
Investors Bancorp, Inc. (a)	8,184	110,320
Kearny Financial Corp.	3,804	36,138
Lakeland Bancorp, Inc.	4,853	41,833
Lakeland Financial Corp.	2,787	72,100
Macatawa Bank Corp. (a)	5,523	12,592
MainSource Financial Group, Inc.	3,968	35,037
MB Financial, Inc.	8,787	150,258
Mercantile Bank Corp. (a)	2,218	21,736
Merchants Bancshares, Inc.	1,496	43,683
Metro Bancorp, Inc. (a)	2,754	23,079
Midsouth Bancorp, Inc.	448	5,828
MidwestOne Financial Group, Inc.	2,075	30,337
MutualFirst Financial, Inc.	1,617	11,529
NASB Financial, Inc. (a)	717	7,679
National Bankshares, Inc. (b)	1,690	47,185
National Penn Bancshares, Inc.	21,466	181,173
NBT Bancorp, Inc.	5,736	126,938
New York Community Bancorp, Inc.	73,160	904,989
Newbridge Bancorp (a)	4,304	16,656

Common Stocks	Shares	Value
Banks (continued)
North Valley Bancorp (a)	1,108	$10,615
Northern States Financial Corp. (a)	300	270
Northfield Bancorp, Inc.	4,227	59,854
Northrim BanCorp, Inc.	252	4,413
Northwest Bancshares, Inc.	15,844	197,099
Norwood Financial Corp.	543	14,916
OceanFirst Financial Corp.	3,005	39,275
Ohio Valley Banc Corp.	1,254	23,362
Old National Bancorp	15,443	179,911
Old Second Bancorp, Inc. (a)	7,288	9,693
OmniAmerican Bancorp, Inc. (a)	309	4,851
Oriental Financial Group, Inc.	7,760	93,974
Oritani Financial Corp.	7,699	98,316
Orrstown Financial Service, Inc.	1,619	13,357
Pacific Capital Bancorp NA (a)	1,026	28,974
Pacific Continental Corp.	4,058	35,913
PacWest Bancorp	5,585	105,836
Park National Corp.	2,183	142,026
Park Sterling Corp. (a)	2,394	9,768
Parkvale Financial Corp.	1,464	35,985
Peapack-Gladstone Financial Corp.	2,277	24,455
Penns Woods Bancorp, Inc.	1,257	48,746
Peoples Bancorp of North Carolina, Inc.	1,383	7,593
Peoples Bancorp, Inc.	1,744	25,829
Peoples Financial Corp.	1,245	12,836
Pinnacle Financial Partners, Inc. (a)	6,158	99,452
Popular, Inc. (a)	165,953	230,675
Porter Bancorp, Inc.	1,044	3,028
Preferred Bank (a)	2,844	21,330
Premierwest Bancorp (a)(b)	5,254	4,199
PrivateBancorp, Inc.	10,438	114,609
Prosperity Bancshares, Inc.	7,672	309,565
Provident Financial Holdings, Inc.	2,671	24,947
Provident Financial Services, Inc.	9,325	124,862
Provident New York Bancorp	6,541	43,432
Pulaski Financial Corp.	2,833	20,143
PVF Capital Corp. (a)	7,144	10,502
Renasant Corp.	4,249	63,735
Republic Bancorp, Inc., Class A	1,698	38,884
Republic First Bancorp, Inc. (a)	7,427	11,066
Riverview Bancorp, Inc. (a)	7,170	16,993
Rockville Financial, Inc.	3,528	36,550
Rodman & Renshaw Capital Group, Inc. (a)	7,747	3,180
Roma Financial Corp.	2,478	24,384
Royal Bancshares of Pennsylvania, Class A (a)	1,265	1,682
S&T Bancorp, Inc.	4,555	89,050
Sandy Spring Bancorp, Inc.	4,309	75,623
Savannah Bancorp, Inc. (a)	1,995	9,875
SCBT Financial Corp.	2,395	69,479
Seacoast Banking Corp. of Florida (a)	19,078	28,999

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	5

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
Shore Bancshares, Inc.	1,795	$9,244
Sierra Bancorp	3,011	26,497
Signature Bank (a)	7,058	423,409
Simmons First National Corp., Class A	2,672	72,652
Southside Bancshares, Inc.	3,130	67,796
Southwest Bancorp, Inc. (a)	3,543	21,116
State Bancorp, Inc.	3,131	38,198
State Bank Financial Corp. (a)	4,479	67,678
StellarOne Corp.	3,948	44,928
Sterling Bancorp	6,121	52,885
Sterling Financial Corp. (a)	4,770	79,659
Suffolk Bancorp (a)	1,613	17,404
Summit Financial Group, Inc. (a)	785	2,143
Sun Bancorp, Inc. (a)	15,238	36,876
Susquehanna Bancshares, Inc.	26,170	219,305
SVB Financial Group (a)	7,137	340,364
SY Bancorp, Inc.	2,535	52,044
Synovus Financial Corp.	99,700	140,577
Taylor Capital Group, Inc. (a)	958	9,312
TCF Financial Corp.	24,763	255,554
Teche Holding Co.	787	27,545
Territorial BanCorp., Inc.	408	8,058
Texas Capital Bancshares, Inc. (a)	6,540	200,189
TF Financial Corp.	824	18,688
TFS Financial Corp. (a)	15,437	138,316
Tompkins Trustco, Inc.	1,763	67,893
Tower Bancorp, Inc.	2,359	67,326
Towne Bank	4,830	59,119
Trico Bancshares	2,651	37,697
TrustCo Bank Corp. NY	15,480	86,843
Trustmark Corp.	9,059	220,043
UMB Financial Corp.	5,646	210,314
Umpqua Holdings Corp.	18,446	228,546
Union First Market Bankshares Corp.	3,754	49,891
United Bancorp, Inc.	1,092	9,238
United Bankshares, Inc. (b)	6,861	193,960
United Community Banks, Inc. (a)	3,076	21,501
United Community Financial Corp. (a)	3,252	4,130
United Financial Bancorp, Inc.	3,218	51,778
United Security Bancshares	3,395	7,435
Univest Corp. of Pennsylvania	3,081	45,106
Valley National Bancorp	28,377	351,024
ViewPoint Financial Group	3,273	42,582
Virginia Commerce Bancorp (a)	5,760	44,525
Washington Banking Co.	3,338	39,756
Washington Federal, Inc.	17,882	250,169
Washington Trust Bancorp, Inc.	2,661	63,491
Waterstone Financial, Inc. (a)	2,926	5,618
Wayne Savings Bancshares, Inc.	151	1,182
Webster Financial Corp.	12,129	247,310
WesBanco, Inc.	4,118	80,177
West Bancorp., Inc.	3,199	30,646
West Coast Bancorp (a)	2,828	44,117

Common Stocks	Shares	Value
Banks (concluded)
Westamerica Bancorp.	4,717	$207,076
Western Alliance Bancorp (a)	14,471	90,154
Westfield Financial, Inc.	5,529	40,693
Wilshire Bancorp, Inc. (a)	10,809	39,237
Wintrust Financial Corp.	5,662	158,819
WSFS Financial Corp.	1,471	52,897
Yardkin Valley Financial Corp. (a)	4,319	7,342
		21,734,387
Beverages — 0.3%
Boston Beer Co., Inc., Class A (a)(b)	1,576	171,091
Central European Distribution Corp. (a)	11,558	50,566
Coca-Cola Bottling Co. Consolidated	825	48,304
Craft Brewers Alliance, Inc. (a)	533	3,209
Hansen Natural Corp. (a)	12,477	1,149,631
Jamba, Inc. (a)	13,104	17,166
Jones Soda Co. (a)	14,909	5,516
National Beverage Corp.	2,160	34,711
Primo Water Corp. (a)	2,017	6,132
Reddy Ice Holdings, Inc. (a)	6,268	1,504
Willamette Valley Vineyards, Inc. (a)	971	2,845
		1,490,675
Chemicals — 2.7%
A. Schulman, Inc.	4,922	104,248
Aceto Corp.	4,672	32,237
Albemarle Corp.	15,100	777,801
American Vanguard Corp.	4,546	60,644
Ashland, Inc.	11,814	675,288
Balchem Corp.	5,051	204,768
Cabot Corp.	9,932	319,214
Calgon Carbon Corp. (a)	9,610	150,973
Cambrex Corp. (a)	4,959	35,606
Celanese Corp., Series A	26,116	1,156,155
Chase Corp.	297	4,128
Chemtura Corp. (a)	15,910	180,419
Codexis, Inc. (a)	3,097	16,414
Cytec Industries, Inc.	8,293	370,282
Ferro Corp. (a)	14,402	70,426
FutureFuel Corp.	1,753	21,772
Georgia Gulf Corp. (a)	5,640	109,924
H.B. Fuller Co.	7,985	184,533
Hawkins, Inc.	1,599	58,939
Huntsman Corp.	32,212	322,120
Innophos Holdings, Inc.	3,566	173,165
Intrepid Potash, Inc. (a)	8,658	195,931
KMG Chemicals, Inc.	1,621	27,995
Koppers Holdings, Inc.	3,496	120,123
Kraton Performance Polymers, Inc. (a)	5,476	111,163
Kronos Worldwide, Inc.	3,504	63,212
LSB Industries, Inc. (a)	3,175	88,995

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
LyondellBasell Industries NV, Class A	56,479	$1,835,003
Metabolix, Inc. (a)	5,675	25,821
Minerals Technologies, Inc.	3,020	170,721
Nanophase Technologies Corp. (a)	7,817	3,135
NewMarket Corp.	1,601	317,174
NL Industries, Inc.	1,563	20,272
Olin Corp.	11,735	230,593
OM Group, Inc. (a)	5,231	117,122
Omnova Solutions, Inc. (a)	7,724	35,608
Penford Corp. (a)	2,220	11,300
PolyOne Corp.	15,653	180,792
Polypore International, Inc. (a)	6,626	291,478
Quaker Chemical Corp.	2,211	85,986
Rentech, Inc. (a)	42,052	55,088
Rockwood Holdings, Inc. (a)	11,438	450,314
RPM International, Inc.	21,619	530,746
Senomyx, Inc. (a)	7,495	26,083
Sensient Technologies Corp.	8,165	309,453
Solutia, Inc.	20,116	347,604
Spartech Corp. (a)	5,310	25,116
Stepan Co.	1,274	102,124
TOR Minerals International, Inc. (a)	625	9,787
TPC Group, Inc. (a)	2,287	53,356
Tredegar Corp.	3,677	81,703
Valhi, Inc.	1,030	62,284
W.R. Grace & Co. (a)	10,132	465,261
Westlake Chemical Corp.	3,239	130,337
Zagg, Inc. (a)(b)	3,813	26,958
Zep, Inc.	3,799	53,110
Zoltek Cos., Inc. (a)	5,138	39,152
		11,729,956
Construction & Materials — 2.1%
A.O. Smith Corp.	6,019	241,482
Aaon, Inc.	3,549	72,719
Acuity Brands, Inc.	7,107	376,671
Aecom Technology Corp. (a)	17,115	352,056
Aegion Corp. (a)	6,605	101,321
Ameresco, Inc. (a)	1,753	24,051
American Biltrite, Inc. (a)	546	2,621
American DG Energy, Inc. (a)	8,661	12,558
American Woodmark Corp.	1,816	24,807
Apogee Enterprises, Inc.	4,846	59,412
Argan, Inc.	2,152	32,732
Armstrong World Industries, Inc. (a)	3,214	140,998
Baran Group Ltd.	102	326
BlueLinx Holdings, Inc. (a)	4,661	6,991
Builders FirstSource, Inc. (a)	9,238	18,846
Eagle Materials, Inc.	7,301	187,344
EMCOR Group, Inc.	10,913	292,578
Fortune Brands Home & Security, Inc. (a)	25,500	434,265
Generac Holdings, Inc. (a)	4,680	131,180
Gibraltar Industries, Inc. (a)	5,481	76,515
Granite Construction, Inc.	5,624	133,401

Common Stocks	Shares	Value
Construction & Materials (concluded)
Great Lakes Dredge & Dock Corp.	9,934	$55,233
Griffon Corp.	8,427	76,939
Headwaters, Inc. (a)	11,369	25,239
Hill International, Inc. (a)	5,422	27,869
Insteel Industries, Inc.	3,006	33,036
Integrated Electrical Services, Inc. (a)	1,500	2,880
KBR, Inc.	24,839	692,263
L.B. Foster Co., Class A	1,797	50,837
Layne Christensen Co. (a)	3,332	80,634
Lennox International, Inc.	8,100	273,375
Louisiana-Pacific Corp. (a)(b)	21,776	175,732
Martin Marietta Materials, Inc.	7,432	560,447
Mastec, Inc. (a)(b)	9,971	173,196
MDU Resources Group, Inc.	28,222	605,644
Mueller Water Products, Inc., Series A	25,100	61,244
MYR Group, Inc. (a)	3,752	71,813
NCI Building Systems, Inc. (a)	3,847	41,817
Northwest Pipe Co. (a)	1,916	43,800
Omega Flex, Inc. (a)	1,166	16,476
Orion Marine Group, Inc. (a)	4,913	32,671
Owens Corning, Inc. (a)	19,156	550,160
PGT, Inc. (a)	6,216	6,838
Pike Electric Corp. (a)	3,391	24,381
Primoris Services Corp.	3,041	45,402
Quanex Building Products Corp.	6,250	93,875
Shaw Group, Inc. (a)	13,130	353,197
Simpson Manufacturing Co., Inc.	6,598	222,089
Sterling Construction Co., Inc. (a)	3,018	32,504
Texas Industries, Inc.	3,986	122,689
Thermon Group Holdings, Inc. (a)	1,955	34,447
TRC Cos., Inc. (a)	4,859	29,203
Trex Co., Inc. (a)	2,608	59,749
Tutor Perini Corp. (a)	5,210	64,291
Universal Forest Products, Inc.	2,952	91,128
USG Corp. (a)	11,156	113,345
Valmont Industries, Inc.	3,787	343,822
Valspar Corp.	14,403	561,285
Watsco, Inc.	4,213	276,626
Watts Water Technologies, Inc., Class A	4,523	154,732
		9,003,782
Electricity — 2.1%
Allete, Inc.	5,006	210,152
Alliant Energy Corp.	18,393	811,315
Black Hills Corp.	6,312	211,957
Calpine Corp. (a)	64,006	1,045,218
Central Vermont Public Service Corp.	2,296	80,590
CH Energy Group, Inc.	2,674	156,108
Cleco Corp.	9,852	375,361
Covanta Holding Corp.	21,008	287,600
Dynegy, Inc. (a)	18,931	52,439
El Paso Electric Co.	7,496	259,661
The Empire District Electric Co.	6,961	146,808

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	7

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electricity (concluded)
GenOn Energy, Inc. (a)	130,952	$341,785
Great Plains Energy, Inc.	22,840	497,455
Hawaiian Electric Industries, Inc.	15,826	419,072
IDACORP, Inc.	7,915	335,675
ITC Holdings Corp.	8,596	652,265
MGE Energy, Inc.	3,824	178,848
NorthWestern Corp.	5,795	207,403
NSTAR (a)	17,206	807,994
NV Energy, Inc.	38,978	637,290
Ormat Technologies, Inc.	2,844	51,277
Portland General Electric Co.	12,173	307,855
U.S. Geothermal, Inc. (a)	23,727	8,499
UIL Holdings Corp.	8,422	297,886
Unisource Energy Corp.	5,967	220,302
Unitil Corp.	2,477	70,297
Westar Energy, Inc.	19,601	564,117
		9,235,229
Electronic & Electrical Equipment — 3.2%
A123 Systems, Inc. (a)	16,751	26,969
Active Power, Inc. (a)	16,856	11,125
Adept Technology, Inc. (a)	3,276	7,862
Aeroflex Holding Corp. (a)	2,598	26,604
Allied Motion Technologies, Inc.	2,067	11,658
Altair Nanotechnologies, Inc. (a)	6,009	3,966
American Science & Engineering, Inc.	1,500	102,165
American Superconductor Corp. (a)(b)	7,545	27,841
Ametek, Inc.	26,678	1,123,144
Anaren, Inc. (a)	2,673	44,425
Anixter International, Inc. (a)	5,096	303,925
API Technologies Corp. (a)	3,090	9,795
Arrow Electronics, Inc. (a)	19,065	713,222
Avnet, Inc. (a)	25,078	779,675
AVX Corp.	8,042	102,616
AZZ, Inc.	2,168	98,514
Badger Meter, Inc.	2,484	73,104
Ballantyne Strong, Inc. (a)	2,537	10,376
Bel Fuse, Inc.	2,196	41,175
Belden, Inc.	7,586	252,462
Benchmark Electronics, Inc. (a)	9,757	131,427
Brady Corp.	7,550	238,354
Capstone Turbine Corp. (a)(b)	43,395	50,338
Checkpoint Systems, Inc. (a)	6,664	72,904
Cognex Corp.	6,209	222,220
Coherent, Inc. (a)	4,194	219,220
Coleman Cable, Inc. (a)	3,080	26,796
Comverge, Inc. (a)	5,911	7,448
CTS Corp.	5,440	50,048
Cyberoptics Corp. (a)	1,738	13,609
Daktronics, Inc.	6,767	64,760
DDi Corp.	2,695	25,144
Echelon Corp. (a)(b)	6,281	30,589
Electro Rent Corp.	3,085	52,908
Electro Scientific Industries, Inc.	4,083	59,122
eMagin Corp. (a)	4,486	16,598

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Encore Wire Corp.	3,160	$81,844
EnerNOC, Inc. (a)	3,993	43,404
EnerSys (a)	8,089	210,071
ESCO Technologies, Inc.	4,246	122,200
Fabrinet (a)	2,888	39,508
Faro Technologies, Inc. (a)	2,593	119,278
FEI Co. (a)	6,331	258,178
General Cable Corp. (a)	8,695	217,462
GrafTech International Ltd. (a)	21,713	296,383
Greatbatch, Inc. (a)	3,893	86,035
Houston Wire & Cable Co.	3,027	41,833
Hubbell, Inc., Class B	9,245	618,121
II-VI, Inc. (a)	8,646	158,741
Intevac, Inc. (a)	4,134	30,592
IntriCon Corp. (a)	747	4,661
IPG Photonics Corp. (a)	4,490	152,076
Itron, Inc. (a)	6,747	241,340
Kemet Corp. (a)	6,981	49,216
Landauer, Inc.	1,621	83,482
LeCroy Corp. (a)	3,281	27,593
Lightpath Technologies, Inc., Class A (a)	3,924	4,199
Lime Energy Co. (a)	5,330	16,949
Littelfuse, Inc.	3,781	162,507
LSI Industries, Inc.	3,673	22,038
Magnetek, Inc. (a)	882	7,594
Maxwell Technologies, Inc. (a)	4,977	80,827
Measurement Specialties, Inc. (a)	2,439	68,194
Methode Electronics, Inc.	6,159	51,058
Mettler-Toledo International, Inc. (a)	5,294	781,977
Microvision, Inc. (a)	18,908	6,809
MTS Systems Corp.	2,547	103,790
Multi-Fineline Electronix, Inc. (a)	1,649	33,887
Napco Security Technologies, Inc. (a)	5,283	13,155
National Instruments Corp.	15,432	400,460
Newport Corp. (a)	6,461	87,934
NVE Corp. (a)	976	54,197
Orion Energy Systems, Inc. (a)	4,271	12,599
OSI Systems, Inc. (a)	3,290	160,486
Parametric Sound Corp. (a)	2,484	1,739
Park Electrochemical Corp.	3,251	83,291
Planar Systems, Inc. (a)	5,103	9,900
Plexus Corp. (a)	6,151	168,414
Powell Industries, Inc. (a)	1,619	50,642
Power-One, Inc. (a)	9,903	38,721
Powerwave Technologies, Inc. (a)	5,702	11,860
Pulse Electronics Corp.	7,925	22,190
Regal-Beloit Corp.	6,297	320,958
Research Frontiers, Inc. (a)	4,844	16,373
Richardson Electronics Ltd.	2,507	30,811
Rofin-Sinar Technologies, Inc. (a)(b)	4,703	107,464
Rogers Corp. (a)	2,703	99,633
Rubicon Technology, Inc. (a)	3,104	29,147

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic & Electrical Equipment (concluded)
Sanmina-SCI Corp. (a)	13,294	$123,767
SatCon Technology Corp. (a)(b)	18,389	11,035
Servotronics, Inc.	400	3,560
Sigmatron International, Inc. (a)	1,200	3,960
SL Industries, Inc. (a)	182	2,948
Synthesis Energy Systems, Inc. (a)(b)	9,064	14,049
Thomas & Betts Corp. (a)	8,726	476,440
Trimble Navigation Ltd. (a)(b)	20,314	881,628
TTM Technologies, Inc. (a)(b)	8,760	96,010
Ultralife Batteries, Inc. (a)	2,906	11,682
Universal Display Corp. (a)(b)	6,574	241,200
UQM Technologies, Inc. (a)	8,858	12,224
Valence Technology, Inc. (a)(b)	21,062	20,641
Veeco Instruments, Inc. (a)	6,689	139,131
Viasystems Group, Inc. (a)	886	14,991
Vicor Corp.	3,467	27,597
Vishay Intertechnology, Inc. (a)	24,778	222,754
Vishay Precision Group, Inc. (a)	2,349	37,537
WESCO International, Inc. (a)(b)	7,158	379,446
X-Rite, Inc. (a)	5,658	26,253
Zebra Technologies Corp., Class A (a)	9,049	323,773
Zygo Corp. (a)	3,051	53,850
		14,118,405
Financial Services — 2.7%
Advance America, Cash Advance Centers, Inc.	8,823	78,966
Affiliated Managers Group, Inc. (a) (c)	8,505	816,055
Ampal-American Israel Corp., Class A (a)	8,512	2,554
Artio Global Investors, Inc.	7,432	36,268
Asset Acceptance Capital Corp. (a)	3,542	13,849
Asta Funding, Inc.	2,576	20,556
BBCN Bancorp, Inc. (a)	12,499	118,116
BGC Partners, Inc.	11,207	66,570
Calamos Asset Management, Inc., Class A	3,748	46,887
Cash America International, Inc.	5,068	236,321
CBOE Holdings, Inc.	14,955	386,736
CIFC Corp. (a)	1,961	10,589
CIT Group, Inc. (a)	33,468	1,167,029
Cohen & Steers, Inc.	3,685	106,497
CompuCredit Holdings Corp. (a)	3,485	12,895
Cowen Group, Inc., Class A (a)	13,757	35,631
Credit Acceptance Corp. (a)	1,050	86,394
DFC Global Corp. (a)	7,627	137,744
Diamond Hill Investments Group, Inc.	719	53,192
Duff & Phelps Corp.	4,437	64,337
Eaton Vance Corp.	19,817	468,474
Edelman Financial Group, Inc.	4,865	31,963
Encore Capital Group, Inc. (a)	2,955	62,823
Epoch Holding Corp.	3,261	72,492
Evercore Partners, Inc., Class A	4,334	115,371

Common Stocks	Shares	Value
Financial Services (continued)
Ezcorp, Inc. (a)	7,984	$210,538
FBR & Co. (a)	11,383	23,335
Federal Agricultural Mortgage Corp., Class B	1,772	31,931
Fidelity National Financial, Inc.	36,695	584,551
Financial Engines, Inc. (a)(b)	6,818	152,246
First Cash Financial Services, Inc. (a)	5,129	179,977
The First Marblehead Corp. (a)	15,001	17,551
FXCM, Inc.	1,836	17,901
GAMCO Investors, Inc., Class A	700	30,443
GFI Group, Inc.	11,040	45,485
Gleacher & Co., Inc. (a)	15,007	25,212
Green Dot Corp., Class A (a)	3,278	102,339
Greenhill & Co., Inc.	5,003	181,959
Imperial Holdings, Inc. (a)	1,369	2,574
Institutional Financial Market, Inc.	2,236	3,153
Interactive Brokers Group, Inc., Class A	6,131	91,597
International FCStone, Inc. (a)	2,688	63,356
Intersections, Inc.	2,075	23,012
Investment Technology Group, Inc. (a)	7,032	76,016
Janus Capital Group, Inc.	30,815	194,443
Jefferies Group, Inc. (b)	23,658	325,298
JMP Group, Inc.	3,972	28,400
KBW, Inc.	5,483	83,232
Knight Capital Group, Inc., Class A (a)(b)	16,651	196,815
Ladenburg Thalmann Financial Services, Inc. (a)	24,841	61,606
LPL Investment Holdings, Inc. (a)	6,673	203,793
MarketAxess Holdings, Inc.	5,027	151,363
Marlin Business Services, Inc.	1,719	21,831
Medallion Financial Corp.	3,915	44,553
MGIC Investment Corp. (a)	31,150	116,190
MicroFinancial, Inc.	3,564	20,600
MoneyGram International, Inc. (a)	1,993	35,376
MSCI, Inc. (a)	19,966	657,480
National Financial Partners Corp. (a)	7,512	101,562
Nelnet, Inc., Class A	4,511	110,384
Netspend Holdings, Inc. (a)	5,004	40,582
NewStar Financial, Inc. (a)	6,154	62,586
Ocwen Financial Corp. (a)	15,251	220,835
Oppenheimer Holdings, Inc.	863	13,894
Penson Worldwide, Inc. (a)(b)	3,976	4,612
Pico Holdings, Inc. (a)	4,118	84,748
Piper Jaffray Cos. (a)	3,211	64,862
Portfolio Recovery Associates, Inc. (a)(b)	2,975	200,872
Primus Guaranty Ltd.	5,022	24,608
Pzena Investment Management, Inc., Class A	2,700	11,691
Radian Group, Inc.	22,710	53,141
Raymond James Financial, Inc.	16,690	516,722

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	9

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financial Services (concluded)
Resource America, Inc., Class A	4,404	$20,963
Safeguard Scientifics, Inc. (a)(b)	4,074	64,328
SEI Investments Co.	25,243	437,966
Stewart Information Services Corp.	3,032	35,020
Stifel Financial Corp. (a)	9,081	291,046
SWS Group, Inc. (b)	5,423	37,256
TD Ameritrade Holding Corp.	38,094	596,171
Tree.com, Inc. (a)	2,350	13,137
U.S. Global Investors, Inc.	3,375	20,351
Virtus Investment Partners, Inc. (a)	1,254	95,317
Waddell & Reed Financial, Inc., Class A	14,461	358,199
Walker & Dunlop, Inc. (a)	845	10,613
Westwood Holdings Group, Inc.	1,529	55,885
WisdomTree Investments, Inc. (a)	6,269	37,927
World Acceptance Corp. (a)	2,794	205,359
		12,043,102
Fixed Line Telecommunications — 0.7%
8x8, Inc. (a)	12,255	38,848
AboveNet, Inc. (a)	3,714	241,447
Alaska Communications Systems Group, Inc. (b)	8,219	24,739
Cbeyond Communications, Inc. (a)	5,389	43,166
Cincinnati Bell, Inc. (a)	35,733	108,271
Consolidated Communications Holdings, Inc.	4,442	84,620
Fairpoint Communications, Inc. (a)	4,314	18,680
General Communication, Inc., Class A (a)	6,328	61,951
Hawaiian Telcom HoldCo, Inc. (a)	1,191	18,342
HickoryTech Corp.	2,992	33,151
IDT Corp., Class B	2,815	26,405
inContact, Inc. (a)	5,709	25,291
Level 3 Communications, Inc. (a)	23,976	407,352
Lumos Networks Corp.	2,536	38,902
NET2000 Communications, Inc. (a)	300	—
Primus Telecommunications Group, Inc. (a)	1,543	19,535
SureWest Communications	2,560	30,797
TW Telecom, Inc. (a)	25,336	491,012
Virgin Media, Inc.	51,577	1,102,716
Vonage Holdings Corp. (a)	23,296	57,075
Warwick Valley Telephone Co.	1,500	19,785
		2,892,085
Food & Drug Retailers — 0.7%
Arden Group, Inc., Class A	565	50,856
Casey’s General Stores, Inc.	6,608	340,378
The Chefs’ Warehouse, Inc. (a)	722	12,895
Core-Mark Holdings Co., Inc.	1,857	73,537
Dairy Mart Convenience Stores, Inc. (a)	500	—
The Fresh Market, Inc. (a)	5,096	203,330
GNC Holdings, Inc. (a)	9,402	272,188

Common Stocks	Shares	Value
Food & Drug Retailers (concluded)
Ingles Markets, Inc., Class A	2,366	$35,632
Nash Finch Co.	1,850	54,168
Omnicare, Inc.	19,029	655,549
The Pantry, Inc. (a)	4,289	51,339
PetMed Express, Inc.	3,898	40,461
Rite Aid Corp. (a)	103,966	130,997
Ruddick Corp.	7,246	308,970
Spartan Stores, Inc.	3,779	69,912
United Natural Foods, Inc. (a)(b)	7,568	302,796
Village Super Market, Inc., Class A	1,218	34,652
Vitamin Shoppe, Inc. (a)	4,290	171,085
Weis Markets, Inc.	2,365	94,458
Winn-Dixie Stores, Inc. (a)	9,428	88,435
		2,991,638
Food Producers — 2.1%
Alico, Inc.	1,024	19,835
The Andersons, Inc.	2,972	129,757
B&G Foods, Inc., Class A	8,166	196,556
Bridgford Foods Corp. (a)	768	7,496
Bunge Ltd.	24,363	1,393,564
Cagles, Inc., Class A (a)	336	—
Cal-Maine Foods, Inc.	2,322	84,916
Calavo Growers, Inc.	2,424	62,248
Chiquita Brands International, Inc. (a)	7,131	59,473
Coffee Holding Co., Inc. (b)	166	1,301
Corn Products International, Inc.	12,549	659,952
Darling International, Inc. (a)	19,697	261,773
Diamond Foods, Inc. (b)	3,772	121,722
Dole Food Co., Inc. (a)	5,716	49,443
Farmer Bros. Co.	1,222	9,336
Flowers Foods, Inc.	22,788	432,516
Fresh Del Monte Produce, Inc.	6,289	157,288
Golden Enterprises, Inc.	941	3,406
Green Mountain Coffee Roasters, Inc. (a)(b)	20,053	899,377
Griffin Land & Nurseries, Inc.	713	18,866
Hain Celestial Group, Inc. (a)	6,101	223,663
Harbinger Group, Inc. (a)	4,014	16,096
Herbalife Ltd.	19,461	1,005,550
HQ Sustainable Maritime Industries, Inc. (a)	4,100	68
Imperial Sugar Co., New Shares	2,250	8,032
J&J Snack Foods Corp.	2,374	126,487
John B. Sanfilippo & Son, Inc. (a)	1,610	12,139
Lancaster Colony Corp.	3,258	225,910
Lifeway Foods, Inc. (a)	2,124	20,475
Limoneira Co.	792	13,393
Mannatech, Inc. (a)	3,100	1,271
Medifast, Inc. (a)	2,746	37,675
MGP Ingredients, Inc.	2,435	12,272
Natures Sunshine Prods, Inc. (a)	2,065	32,049
Nutraceutical International Corp. (a)	1,862	21,078
NutriSystem, Inc.	4,464	57,720
Omega Protein Corp. (a)	3,801	27,101

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Producers (concluded)
Overhill Farms, Inc. (a)	2,166	$8,036
Pilgrims Pride Corp. (a)	7,210	41,530
Ralcorp Holdings, Inc. (a)	9,057	774,373
Relìv International, Inc.	1,819	2,365
Rocky Mountain Chocolate Factory, Inc.	2,103	17,960
Sanderson Farms, Inc.	3,361	168,487
Schiff Nutrition International, Inc. (a)	2,416	25,851
Seaboard Corp. (a)	57	116,052
Seneca Foods Corp. (a)	2,000	51,640
Smart Balance, Inc. (a)	11,700	62,712
Smithfield Foods, Inc. (a)	25,320	614,770
Snyders-Lance, Inc.	10,390	233,775
Tootsie Roll Industries, Inc.	4,717	111,651
TreeHouse Foods, Inc. (a)	5,975	390,645
USANA Health Sciences, Inc. (a)(b)	1,422	43,186
		9,072,837
Forestry & Paper — 0.4%
AbitibiBowater, Inc. (a)	11,882	172,883
Boise, Inc.	20,254	144,209
Buckeye Technologies, Inc.	6,770	226,389
Clearwater Paper Corp. (a)	3,926	139,805
Deltic Timber Corp.	1,921	116,009
Domtar Corp.	6,842	547,086
Kapstone Paper and Packaging Corp. (a)	7,172	112,887
Neenah Paper, Inc.	2,395	53,456
P.H. Glatfelter Co.	7,330	103,500
Verso Paper Corp. (a)	2,900	2,784
Wausau Paper Corp.	7,693	63,544
		1,682,552
Gas, Water & Multi-Utilities — 1.7%
American States Water Co.	3,199	111,645
American Water Works Co., Inc.	28,679	913,713
Aqua America, Inc.	22,576	497,801
Artesian Resources Corp., Class A	2,292	43,158
Atmos Energy Corp.	14,712	490,645
Avista Corp.	8,913	229,510
Cadiz, Inc. (a)	3,381	32,559
California Water Service Group	7,012	128,039
Chesapeake Utilities Corp.	1,886	81,758
Connecticut Water Service, Inc.	2,166	58,764
Delta Natural Gas Co., Inc.	1,278	43,899
Gas Natural, Inc.	2,476	28,251
Genie Energy Ltd.	2,815	22,323
The Laclede Group, Inc.	3,288	133,065
Middlesex Water Co.	3,427	63,948
National Fuel Gas Co.	12,859	714,703
New Jersey Resources Corp.	6,559	322,703
Northwest Natural Gas Co.	4,138	198,334
Pennichuck Corp.	1,986	57,256
Piedmont Natural Gas Co.	11,353	385,775
PNM Resources, Inc.	12,723	231,940
Questar Corp.	29,226	580,428

Common Stocks	Shares	Value
Gas, Water & Multi-Utilities (concluded)
RGC Resources, Inc.	1,694	$30,611
SJW Corp.	2,434	57,540
South Jersey Industries, Inc.	4,933	280,244
Southwest Gas Corp.	7,130	302,954
UGI Corp.	18,575	546,105
Vectren Corp.	13,287	401,666
WGL Holdings, Inc.	7,989	353,274
		7,342,611
General Industrials — 1.3%
Actuant Corp., Class A	11,181	253,697
AEP Industries, Inc. (a)	1,107	31,162
AptarGroup, Inc.	10,234	533,908
Carlisle Cos., Inc.	10,019	443,842
Crown Holdings, Inc. (a)	25,828	867,304
Graphic Packaging Holding Co. (a)	21,273	90,623
Greif, Inc.	6,746	307,280
Harsco Corp.	13,330	274,331
Landec Corp. (a)	5,352	29,543
Multi-Color Corp.	2,490	64,068
Myers Industries, Inc.	5,432	67,031
Otter Tail Corp.	5,026	110,673
Packaging Corp. of America	16,879	426,026
Raven Industries, Inc.	3,046	188,547
Rock-Tenn Co., Class A	11,845	683,457
Silgan Holdings, Inc.	7,706	297,760
Sonoco Products Co.	16,615	547,630
Temple-Inland, Inc.	17,874	566,785
Trimas Corp. (a)(b)	4,612	82,785
UFP Technologies, Inc. (a)	551	8,138
		5,874,590
General Retailers — 5.1%
1-800-FLOWERS.COM, Inc., Class A (a)	4,470	9,834
99 Cents Only Stores (a)	9,056	198,779
Aaron Rents, Inc., Class A	12,106	322,988
Advance Auto Parts, Inc.	12,989	904,424
Aéropostale, Inc. (a)	13,372	203,923
Amerco, Inc. (a)	980	86,632
America’s Car Mart, Inc. (a)	1,974	77,341
American Eagle Outfitters, Inc.	32,121	491,130
American Public Education, Inc. (a)	3,136	135,726
Ancestry.com, Inc. (a)	5,407	124,145
ANN, Inc. (a)(b)	8,694	215,437
Asbury Automotive Group, Inc. (a)(b)	5,724	123,409
Ascena Retail Group, Inc. (a)	10,557	313,754
Autobytel, Inc. (a)	15,718	11,003
Barnes & Noble, Inc. (a)(b)	6,474	93,744
Beacon Roofing Supply, Inc. (a)	7,707	155,913
bebe Stores, Inc.	7,052	58,743
Bidz.com, Inc. (a)	5,995	2,638
Big 5 Sporting Goods Corp.	2,891	30,182
Blue Nile, Inc. (a)(b)	2,534	103,590
Body Central Corp. (a)	1,303	32,523

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	11

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
General Retailers (continued)
The Bon-Ton Stores, Inc.	2,273	$7,660
Books-A-Million, Inc. (b)	1,200	2,868
Bridgepoint Education, Inc. (a)	3,308	76,084
Brown Shoe Co., Inc.	6,984	62,158
The Buckle, Inc.	4,502	183,997
Build-A-Bear Workshop, Inc. (a)	2,727	23,070
Cabela’s, Inc., Class A (a)	7,596	193,090
Cache, Inc. (a)	2,935	18,168
Cambium Learning Group, Inc. (a)	3,691	11,147
Capella Education Co. (a)	2,478	89,332
Career Education Corp. (a)	10,707	85,335
Carriage Services, Inc.	1,465	8,204
Casual Male Retail Group, Inc. (a)	7,605	26,009
The Cato Corp., Class A	4,650	112,530
Charming Shoppes, Inc. (a)	18,008	88,239
Chemed Corp.	3,477	178,057
Chico’s FAS, Inc.	29,405	327,572
The Children’s Place Retail Stores, Inc. (a)	4,301	228,469
Christopher & Banks Corp.	6,102	14,279
Citi Trends, Inc. (a)	2,550	22,389
Clean Energy Fuels Corp. (a)(b)	8,877	110,607
Coldwater Creek, Inc. (a)	10,005	11,806
Collective Brands, Inc. (a)	10,290	147,867
Collectors Universe, Inc.	1,647	23,997
Conn’s, Inc. (a)	3,143	34,887
Copart, Inc. (a)(b)	10,397	497,912
Corinthian Colleges, Inc. (a)	12,038	26,122
Cost Plus, Inc. (a)	3,318	32,351
CPI Corp.	1,298	2,349
dELiA*s, Inc. (a)	9,555	9,746
Destination Maternity Corp.	2,488	41,599
Dick’s Sporting Goods, Inc.	14,649	540,255
Dillard’s, Inc., Class A	7,150	320,892
Dollar General Corp. (a)	20,474	842,300
Dreams, Inc. (a)	2,902	6,239
DSW, Inc., Class A	4,085	180,598
Education Management Corp. (a)(b)	6,562	183,670
Express, Inc. (a)	9,556	190,547
The Finish Line, Inc., Class A	8,317	160,393
Foot Locker, Inc.	25,460	606,966
Francesca’s Holdings Corp. (a)	1,093	18,909
Fred’s, Inc.	5,902	86,051
Gaiam, Inc. (a)	2,881	9,334
Geeknet, Inc. (a)	1,203	20,511
Genesco, Inc. (a)	3,996	246,713
Grand Canyon Education, Inc. (a)	5,580	89,057
Group 1 Automotive, Inc.	3,937	203,937
Guess?, Inc.	10,621	316,718
Haverty Furniture Cos., Inc.	3,114	34,192
hhgregg, Inc. (a)(b)	3,853	55,676
Hibbett Sports, Inc. (a)(b)	4,677	211,307
Hillenbrand, Inc.	10,296	229,807
Hot Topic, Inc.	7,643	50,520
HSN, Inc.	6,737	244,284

Common Stocks	Shares	Value
General Retailers (continued)
ITT Corp.	15,805	$305,511
ITT Educational Services, Inc. (a)(b)	4,693	266,985
Jos. A. Bank Clothiers, Inc. (a)	4,593	223,955
K12, Inc. (a)	5,414	97,127
KAR Auction Services, Inc. (a)	4,336	58,536
Kirkland’s, Inc. (a)	3,005	39,967
Learning Tree International, Inc. (a)	2,189	15,367
Liquidity Services, Inc. (a)	3,943	145,497
Lithia Motors, Inc., Class A	3,918	85,647
Lumber Liquidators Holdings, Inc. (a)	4,263	75,285
Mac-Gray Corp.	2,304	31,772
MarineMax, Inc. (a)	4,223	27,534
Matthews International Corp., Class A	4,922	154,698
The Men’s Wearhouse, Inc.	8,505	275,647
Midas, Inc. (a)	4,009	34,437
Monro Muffler, Inc.	5,055	196,083
Navarre Corp. (a)	6,945	10,695
New York & Co. (a)	5,404	14,375
Office Depot, Inc. (a)	45,730	98,320
OfficeMax, Inc. (a)	14,062	63,841
OpenTable, Inc. (a)	3,504	137,112
Overstock.com, Inc. (a)	2,350	18,424
Pacific Sunwear of California, Inc. (a)	11,081	18,949
PC Mall, Inc. (a)	1,708	10,726
Penske Auto Group, Inc.	7,354	141,565
The Pep Boys - Manny, Moe & Jack	8,584	94,424
PetSmart, Inc.	18,557	951,789
Pier 1 Imports, Inc. (a)	19,638	273,557
PriceSmart, Inc.	3,131	217,886
The Princeton Review, Inc. (a)	6,890	621
The Providence Service Corp. (a)	2,359	32,460
RadioShack Corp.	17,173	166,750
RealNetworks, Inc.	4,557	34,178
Regis Corp.	8,788	145,441
Rent-A-Center, Inc.	10,366	383,542
Rollins, Inc.	12,384	275,172
Rue21, Inc. (a)	2,698	58,277
Rush Enterprises, Inc., Class A (a)	5,429	113,575
Saks, Inc. (a)	19,814	193,187
Sally Beauty Holdings, Inc. (a)	19,136	404,344
Service Corp. International	39,098	416,394
Shoe Carnival, Inc. (a)	1,636	42,045
Shutterfly, Inc. (a)	5,017	114,187
Signet Jewelers Ltd.	14,119	620,671
Sonic Automotive, Inc.	5,941	87,986
Sotheby’s, Class A	11,150	318,109
Stage Stores, Inc.	6,092	84,618
Stamps.com, Inc. (a)	3,661	95,662
Standard Parking Corp. (a)	3,025	54,057
Stein Mart, Inc. (a)	4,502	30,659
Stewart Enterprises, Inc., Class A	13,697	78,895
Strayer Education, Inc.	2,069	201,086

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
General Retailers (concluded)
Susser Holdings Corp. (a)	2,259	$51,099
The Talbots, Inc. (a)	9,756	25,951
Teavana Holdings, Inc. (a)(b)	470	8,827
Titan Machinery, Inc. (a)	3,040	66,059
Tractor Supply Co.	11,996	841,519
Trans World Entertainment Corp. (a)	2,400	6,048
Tuesday Morning Corp. (a)	7,004	24,164
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,216	533,383
ValueVision Media, Inc., Class A (a)	7,390	13,893
VCA Antech, Inc. (a)	14,102	278,514
Weight Watchers International, Inc.	5,034	276,920
West Marine, Inc. (a)	2,771	32,227
The Wet Seal, Inc., Class A (a)	17,721	57,770
Williams-Sonoma, Inc.	15,495	596,557
Winmark Corp.	685	39,298
Zale Corp. (a)	4,421	16,844
Zumiez, Inc. (a)	3,711	103,017
		22,252,351
Health Care Equipment & Services — 5.2%
Abaxis, Inc. (a)	3,908	108,134
Abiomed, Inc. (a)	5,752	106,239
Acadia Healthcare Co., Inc. (a)	325	3,240
Accretive Health, Inc. (a)	6,543	150,358
Accuray, Inc. (a)(b)	10,576	44,736
Addus HomeCare Corp. (a)	1,608	5,741
Air Methods Corp. (a)(b)	1,949	164,593
Alere, Inc. (a)	14,415	332,842
Align Technology, Inc. (a)	9,968	236,491
Alliance Healthcare Services, Inc. (a)	7,423	9,353
Almost Family, Inc. (a)	1,569	26,014
Alphatec Holdings, Inc. (a)	10,028	17,248
Amedisys, Inc. (a)	4,827	52,663
American Caresource Holdings, Inc. (a)	8,261	3,313
AMERIGROUP Corp. (a)	8,241	486,878
Amsurg Corp. (a)	5,269	137,205
Analogic Corp.	2,045	117,219
AngioDynamics, Inc. (a)	4,324	64,038
Anika Therapeutics, Inc. (a)	2,548	24,970
Antares Pharma, Inc. (a)	9,866	21,705
ArthroCare Corp. (a)	4,534	143,637
Assisted Living Concepts, Inc.	3,703	55,138
AtriCure, Inc. (a)	842	9,346
Atrion Corp.	317	76,153
Bio-Rad Laboratories, Inc., Class A (a)	3,245	311,650
Bio-Reference Labs, Inc. (a)	4,219	68,643
Biolase Technology, Inc. (a)(b)	6,100	15,677
Bioscript, Inc. (a)	8,887	48,523
Bovie Medical Corp. (a)	4,326	9,171
Brookdale Senior Living, Inc. (a)	16,676	289,996
Bruker BioSciences Corp. (a)	14,707	182,661

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
BSD Medical Corp. (a)(b)	3,756	$8,902
Cantel Medical Corp.	2,441	68,177
Capital Senior Living Corp. (a)	3,158	25,075
Cardica, Inc. (a)	6,763	14,540
CardioNet, Inc. (a)	5,550	13,153
Cardiovascular Systems, Inc. (a)	1,357	13,366
Catalyst Health Solutions, Inc. (a)	7,197	374,244
Celsion Corp. (a)(b)	4,083	7,023
Centene Corp. (a)	8,391	332,200
Cepheid, Inc. (a)	10,475	360,445
Chindex International, Inc. (a)	3,015	25,688
Community Health Systems, Inc. (a)	15,507	270,597
Conceptus, Inc. (a)	4,587	57,980
CONMED Corp. (a)	4,721	121,188
The Cooper Cos., Inc.	7,733	545,331
Corvel Corp. (a)	1,503	77,720
Covance, Inc. (a)	9,985	456,514
CryoLife, Inc. (a)	5,756	27,629
Cutera, Inc. (a)	3,222	24,004
Cyberonics, Inc. (a)(b)	4,790	160,465
Cynosure, Inc., Class A (a)	1,948	22,908
Daxor Corp.	1,030	9,373
Delcath Systems, Inc. (a)(b)	7,831	23,885
DexCom, Inc. (a)	11,661	108,564
Dynacq Healthcare, Inc. (a)(b)	460	501
Echo Therapeutics, Inc. (a)(b)	3,218	7,273
Emeritus Corp. (a)	5,213	91,280
Endologix, Inc. (a)(b)	9,466	108,670
The Ensign Group, Inc.	2,470	60,515
eResearch Technology, Inc. (a)	8,886	41,675
Escalon Medical Corp. (a)	1,399	1,399
Exactech, Inc. (a)	1,841	30,321
Five Star Quality Care, Inc. (a)	8,219	24,657
Fluidigm Corp. (a)	2,181	28,702
Fonar Corp. (a)	4,465	7,367
GenMark Diagnostics, Inc. (a)	609	2,509
Gentiva Health Services, Inc. (a)	4,972	33,561
Gliatech, Inc. (a)	100	—
Haemonetics Corp. (a)(b)	4,200	257,124
Hanger Orthopedic Group, Inc. (a)	5,709	106,701
Hansen Medical, Inc. (a)	10,281	26,525
HCA Holdings, Inc. (a)	27,423	604,129
Health Management Associates, Inc., Class A (a)	41,880	308,656
Health Net, Inc. (a)	15,888	483,313
Healthcare Services Group, Inc.	10,046	177,714
HealthSouth Corp. (a)	15,815	279,451
HealthSpring, Inc. (a)	11,134	607,248
HealthStream, Inc. (a)	1,680	30,996
Healthways, Inc. (a)	5,838	40,049
Henry Schein, Inc. (a)	15,180	978,047
Hill-Rom Holdings, Inc.	10,194	343,436
HMS Holdings Corp. (a)(b)	13,983	447,176
Hologic, Inc. (a)	43,395	759,846
Hooper Holmes, Inc. (a)	9,589	5,753

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	13

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
ICU Medical, Inc. (a)(b)	2,095	$94,275
Idexx Laboratories, Inc. (a)	9,517	732,428
Insulet Corp. (a)	7,064	133,015
Integra LifeSciences Holdings Corp. (a)	3,105	95,727
Invacare Corp.	5,401	82,581
IPC The Hospitalist Co., Inc. (a)	2,936	134,234
IRIS International, Inc. (a)	3,819	35,708
Kensey Nash Corp. (b)	1,656	31,779
Kindred Healthcare, Inc. (a)	8,557	100,716
LCA-Vision, Inc. (a)	4,084	11,844
LHC Group, Inc. (a)	2,600	33,358
LifePoint Hospitals, Inc. (a)	8,526	316,741
Lincare Holdings, Inc.	15,425	396,577
Magellan Health Services, Inc. (a)	5,243	259,371
MAKO Surgical Corp. (a)(b)	7,037	177,403
Masimo Corp. (a)	8,949	167,212
MedCath Corp.	3,087	22,504
Medical Action Industries, Inc. (a)	2,980	15,585
Mednax, Inc. (a)(b)	8,012	576,944
Medtox Scientific, Inc. (a)	2,222	31,219
MELA Sciences, Inc. (a)(b)	6,630	24,465
Meridian Bioscience, Inc.	6,953	130,995
Merit Medical Systems, Inc. (a)	7,012	93,821
Metropolitan Health Networks, Inc. (a)	8,410	62,823
Molina Healthcare, Inc. (a)(b)	5,047	112,700
Nanosphere, Inc. (a)	7,401	10,879
National Healthcare Corp.	1,858	77,850
Natus Medical, Inc. (a)	5,116	48,244
Navidea Biopharmaceuticals, Inc. (a)	11,138	29,182
Neogen Corp. (a)	3,945	120,875
Neurometrix, Inc. (a)	655	819
NuVasive, Inc. (a)	6,714	84,529
NxStage Medical, Inc. (a)	8,446	150,170
Omnicell, Inc. (a)(b)	5,964	98,525
OraSure Technologies, Inc. (a)	8,322	75,813
Orthofix International NV (a)	3,110	109,565
Owens & Minor, Inc.	10,087	280,318
Palomar Medical Technologies, Inc. (a)	3,406	31,676
Parexel International Corp. (a)	9,739	201,987
PharMerica Corp. (a)	5,027	76,310
PSS World Medical, Inc. (a)	9,157	221,508
Psychemedics Corp.	1,590	14,469
Quidel Corp. (a)	5,244	79,342
RadNet, Inc. (a)	7,183	15,300
ResMed, Inc. (a)	25,118	637,997
Retractable Technologies, Inc. (a)	1,898	2,240
Rochester Medical Corp. (a)	2,877	23,850
Rockwell Medical Technologies, Inc. (a)	3,211	27,197
RTI Biologics, Inc. (a)	11,486	50,998
Select Medical Holdings Corp. (a)	9,445	80,094
Sirona Dental Systems, Inc. (a)	9,237	406,797

Common Stocks	Shares	Value
Health Care Equipment & Services (concluded)
Skilled Healthcare Group, Inc., Class A (a)	4,045	$22,086
Solta Medical, Inc. (a)	7,077	22,222
SonoSite, Inc. (a)	2,391	128,779
Spectranetic Corp. (a)	6,480	46,786
SRI/Surgical Express, Inc. (a)	2,374	10,089
Staar Surgical Co. (a)	6,942	72,822
Stereotaxis, Inc. (a)	9,802	8,073
Steris Corp.	8,644	257,764
Sun Healthcare Group, Inc. (a)	3,968	15,396
Sunrise Senior Living, Inc. (a)	9,333	60,478
SurModics, Inc. (a)	2,872	42,104
Symmetry Medical, Inc. (a)	6,250	49,937
Synergetics USA, Inc. (a)	5,578	41,166
Synovis Life Technologies, Inc. (a)	2,331	64,872
Team Health Holdings, Inc. (a)	5,103	112,623
Teleflex, Inc.	6,593	404,085
Theragenics Corp. (a)	9,089	15,270
ThermoGenesis Corp. (a)	5,823	4,134
Thoratec Corp. (a)	9,578	321,438
Trans1, Inc. (a)	4,020	7,517
Transcend Services, Inc. (a)(b)	1,985	47,104
Triple-S Management Corp. (a)	3,217	64,404
ULURU, Inc. (a)	26	6
Unilife Corp. (a)	9,303	29,025
Universal American Corp.	5,721	72,714
Universal Health Services, Inc., Class B	15,085	586,203
Urologix, Inc. (a)	6,008	6,489
Uroplasty, Inc. (a)	1,958	8,322
US Physical Therapy, Inc.	2,309	45,441
Utah Medical Products, Inc.	1,041	28,107
Vanguard Health Systems, Inc. (a)	3,521	35,985
Vascular Solutions, Inc. (a)	3,259	36,273
Vision-Sciences, Inc. (a)	3,025	5,717
Volcano Corp. (a)	8,846	210,446
WellCare Health Plans, Inc. (a)	7,016	368,340
West Pharmaceutical Services, Inc.	5,331	202,311
Wright Medical Group, Inc. (a)	6,389	105,418
Young Innovations, Inc.	413	12,237
Zoll Medical Corp. (a)	3,633	229,533
		22,999,415
Household Goods & Home Construction — 2.0%
ACCO Brands Corp. (a)	9,680	93,412
American Greetings Corp., Class A	6,119	76,549
AT Cross Co. (a)	522	5,888
Bassett Furniture Industries, Inc.	2,349	17,594
Beazer Homes USA, Inc. (a)	13,685	33,939
Blount International, Inc. (a)	8,194	118,977
Blyth, Inc.	951	54,017
Briggs & Stratton Corp.	7,979	123,595
Brookfield Residential Properties, Inc. (a)	7,183	56,099
Cavco Industries, Inc. (a)	1,227	49,154

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Goods & Home Construction (concluded)
Central Garden & Pet Co., Class A (a)	9,441	$78,549
Church & Dwight Co., Inc.	23,400	1,070,784
Compx International, Inc.	1,600	23,568
Comstock Homebuilding Cos., Inc., Class A (a)	6,777	7,048
Dixie Group, Inc. (a)	2,471	7,289
Energizer Holdings, Inc. (a)	11,508	891,640
Ethan Allen Interiors, Inc.	4,542	107,691
Flexsteel Industries, Inc.	913	12,636
Forward Industries, Inc. (a)	4,038	6,743
Furniture Brands International, Inc. (a)	6,084	7,483
Herman Miller, Inc.	9,453	174,408
HNI Corp.	5,869	153,181
Hooker Furniture Corp.	1,700	19,499
Hovnanian Enterprises, Inc., Class A (a)(b)	12,699	18,414
Interface, Inc., Class A	9,146	105,545
iRobot Corp. (a)	4,296	128,236
Jarden Corp.	14,955	446,855
KB Home	11,188	75,183
Kid Brands, Inc. (a)	3,550	11,218
Knoll, Inc.	7,819	116,112
L.S. Starrett Co., Class A	700	8,995
La-Z-Boy, Inc. (a)	8,656	103,006
Libbey, Inc. (a)	3,598	45,839
Lifetime Brands, Inc.	1,766	21,439
M/I Homes, Inc. (a)	3,574	34,310
MDC Holdings, Inc.	6,060	106,838
Meritage Homes Corp. (a)	4,613	106,975
Middleby Corp. (a)	3,075	289,173
Mohawk Industries, Inc. (a)(b)	9,048	541,523
National Presto Industries, Inc.	807	75,535
NVR, Inc. (a)	980	672,280
Oil-Dri Corp. of America	1,324	26,798
Ryland Group, Inc.	7,468	117,696
The Scotts Miracle-Gro Co.	7,334	342,424
Sealy Corp. (a)(b)	8,012	13,781
Select Comfort Corp. (a)	9,297	201,652
Skyline Corp.	1,682	7,317
Spectrum Brands Holdings, Inc. (a)	3,773	103,380
Standard-Pacific Corp. (a)	18,731	59,565
Stanley Furniture Co., Inc. (a)	3,642	10,926
Steelcase, Inc., Class A	13,602	101,471
Summer Infant, Inc. (a)	780	5,491
Tempur-Pedic International, Inc. (a)(b)	11,362	596,846
Toll Brothers, Inc. (a)(b)	24,544	501,188
Tupperware Corp.	10,316	577,386
Virco Manufacturing Corp.	2,505	4,033
WD-40 Co.	2,943	118,927
		8,886,100
Industrial Engineering — 3.3%
Accuride Corp. (a)	6,858	48,829
AGCO Corp. (a)(c)	16,044	689,411

Common Stocks	Shares	Value
Industrial Engineering (continued)
Alamo Group, Inc.	1,524	$41,041
Albany International Corp., Class A	4,405	101,844
Altra Holdings, Inc. (a)	4,561	85,884
American Railcar Industries, Inc. (a)	1,609	38,503
Astec Industries, Inc. (a)	3,130	100,817
Babcock & Wilcox Co. (a)	19,269	465,154
Broadwind Energy, Inc. (a)	10,745	7,307
Cascade Corp.	1,470	69,340
Ceco Environmental Corp.	2,271	12,831
Chicago Rivet & Machine Co.	352	5,984
CIRCOR International, Inc.	2,882	101,763
Clarcor, Inc.	8,200	409,918
Colfax Corp. (a)(b)	4,335	123,461
Columbus McKinnon Corp. (a)	3,422	43,425
Commercial Vehicle Group, Inc. (a)	4,866	43,989
Crane Co.	8,292	387,319
Donaldson Co., Inc.	11,661	793,881
Douglas Dynamics, Inc.	2,791	40,804
Dynamic Materials Corp.	2,514	49,727
The Eastern Co.	1,078	21,668
Energy Recovery, Inc. (a)	8,880	22,910
EnPro Industries, Inc. (a)	3,433	113,220
Federal Signal Corp. (a)	10,754	44,629
Flow International Corp. (a)	9,390	32,865
Franklin Electric Co., Inc.	3,286	143,138
Freightcar America, Inc. (a)	2,082	43,618
Gardner Denver, Inc.	8,595	662,331
GATX Corp.	7,612	332,340
The Gorman-Rupp Co.	3,044	82,645
Graco, Inc.	9,857	403,053
Graham Corp.	1,901	42,658
Greenbrier Cos., Inc. (a)	4,019	97,581
H&E Equipment Services, Inc. (a)	4,894	65,677
Hardinge, Inc.	2,195	17,670
Hurco Cos., Inc. (a)	1,308	27,468
IDEX Corp.	13,539	502,432
John Bean Technologies Corp.	4,871	74,867
Kadant, Inc. (a)	2,173	49,132
Kaydon Corp.	5,144	156,892
Kennametal, Inc.	13,350	487,542
Key Technology, Inc. (a)	1,297	16,783
Kimball International, Inc., Class B	3,076	15,595
Lincoln Electric Holdings, Inc.	13,719	536,687
Lindsay Manufacturing Co.	2,150	118,014
Lydall, Inc. (a)	3,361	31,896
Manitex International, Inc. (a)	732	3,104
Manitowoc Co.	21,768	200,048
Materion Corp. (a)	3,628	88,088
Meritor, Inc. (a)	16,000	85,120
Met-Pro Corp.	3,553	32,119
MFRI, Inc. (a)	1,400	9,716
Miller Industries, Inc.	1,115	17,539
Mine Safety Appliances Co.	5,269	174,509
Mueller Industries, Inc.	6,328	243,122
NACCO Industries, Inc., Class A	839	74,856

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	15

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Engineering (concluded)
Navistar International Corp. (a)	12,049	$456,416
NN, Inc. (a)	3,108	18,648
Nordson Corp.	10,175	419,006
Oshkosh Corp. (a)	14,967	319,994
Pentair, Inc.	16,116	536,502
PMFG, Inc. (a)(b)	3,049	59,486
Robbins & Myers, Inc.	6,351	308,341
Sauer-Danfoss, Inc. (a)	1,873	67,821
Spartan Motors, Inc.	6,638	31,929
SPX Corp.	8,459	509,824
Standex International Corp.	1,974	67,452
Sun Hydraulics, Inc.	3,472	81,349
Sypris Solutions, Inc. (a)	2,382	9,457
Tecumseh Products Co., Class A (a)	2,664	12,521
Tennant Co.	2,864	111,324
Terex Corp. (a)	18,336	247,719
Timken Co.	12,999	503,191
Toro Co.	4,990	302,693
Trinity Industries, Inc.	13,075	393,035
Twin Disc, Inc.	1,674	60,800
Wabash National Corp. (a)	12,141	95,185
Westinghouse Air Brake Technologies Corp.	7,916	553,724
Williams Controls, Inc.	1,284	14,201
Woodward, Inc.	9,491	388,467
		14,301,849
Industrial Metals & Mining — 0.9%
AK Steel Holding Corp.	18,244	150,695
Ampco-Pittsburgh Corp.	1,637	31,660
Carpenter Technology Corp.	7,349	378,327
Century Aluminum Co. (a)	10,275	87,440
Cold Metal Products, Inc. (a)	1,400	—
Commercial Metals Co.	19,494	269,602
Friedman Industries, Inc.	2,234	23,345
Globe Specialty Metals, Inc.	8,085	108,258
Handy & Harman Ltd. (a)	2,093	20,721
Haynes International, Inc.	2,169	118,427
Horsehead Holding Corp. (a)	7,805	70,323
Kaiser Aluminum Corp.	2,564	117,636
Metals USA Holdings Corp. (a)	1,861	20,936
Noranda Aluminum Holding Corp.	3,055	25,204
Olympic Steel, Inc.	1,777	41,440
Reliance Steel & Aluminum Co.	12,345	601,078
RTI International Metals, Inc. (a)	5,205	120,808
Southern Copper Corp.	28,528	860,975
Steel Dynamics, Inc.	36,604	481,343
Synalloy Corp.	1,552	15,939
TMS International Corp. (a)	759	7,499
Universal Stainless & Alloy Products, Inc. (a)	1,483	55,405
Uranium Energy Corp. (a)(b)	13,429	41,093
Uranium Resources, Inc. (a)(b)	20,307	14,743
USEC, Inc. (a)	20,052	22,859

Common Stocks	Shares	Value
Industrial Metals & Mining (concluded)
Worthington Industries, Inc.	10,046	$164,553
		3,850,309
Industrial Transportation — 1.8%
Air Lease Corp. (a)	11,130	263,892
Air Transport Services Group, Inc. (a)(b)	9,768	46,105
Aircastle Ltd.	8,029	102,129
Alexander & Baldwin, Inc.	6,775	276,556
Arkansas Best Corp.	4,182	80,587
Atlas Air Worldwide Holdings, Inc. (a)	4,342	166,863
Baltic Trading Ltd.	3,031	14,397
CAI International, Inc. (a)	1,626	25,138
Celadon Group, Inc.	4,093	48,338
Con-way, Inc.	9,001	262,469
Covenant Transport Group, Inc., Class A (a)	1,992	5,916
DHT Holdings, Inc.	12,001	8,881
Eagle Bulk Shipping, Inc. (a)(b)	10,861	10,232
Echo Global Logistics, Inc. (a)	1,740	28,101
Forward Air Corp.	4,975	159,449
Frozen Food Express Industries, Inc. (a)	3,928	5,067
Genco Shipping & Trading Ltd. (a)	5,201	35,159
General Maritime Corp.	18,014	261
Genesee & Wyoming, Inc., Class A (a)	6,418	388,803
Heartland Express, Inc.	9,196	131,411
HUB Group, Inc., Class A (a)(b)	6,374	206,709
International Shipholding Corp.	1,180	22,054
J.B. Hunt Transport Services, Inc.	16,579	747,216
Kansas City Southern (a)(b)	18,289	1,243,835
Kirby Corp. (a)	9,040	595,194
Knight Transportation, Inc.	9,656	151,020
Landstar System, Inc.	7,985	382,641
Marten Transport Ltd.	2,821	50,750
Old Dominion Freight Line, Inc. (a)(b)	8,678	351,719
Overseas Shipholding Group, Inc. (b)	5,235	57,219
P.A.M. Transportation Services, Inc. (a)	1,102	10,469
Pacer International, Inc. (a)	5,850	31,298
Patriot Transportation Holding, Inc. (a)	1,566	33,982
PHH Corp. (a)	9,249	98,964
Quality Distribution, Inc. (a)	3,354	37,733
Railamerica, Inc. (a)	3,619	53,887
Rand Logistics, Inc. (a)	554	3,607
Roadrunner Transportation Systems, Inc. (a)	971	13,720
Saia, Inc. (a)	2,809	35,056
Ship Finance International Ltd.	6,929	64,717
SMF Energy Corp. (b)	7,277	20,812
Swift Transportation Co. (a)	12,304	101,385
TAL International Group, Inc.	3,895	112,137

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Transportation (concluded)
Teekay Corp.	6,878	$183,849
Textainer Group Holdings Ltd.	3,091	90,010
Universal Truckload Services, Inc.	1,309	23,758
USA Truck, Inc. (a)	1,752	13,543
UTI Worldwide, Inc.	16,769	222,860
Werner Enterprises, Inc.	8,354	201,331
Wesco Aircraft Holdings, Inc. (a)	2,596	36,318
Willis Lease Finance Corp. (a)	1,386	16,493
World Fuel Services Corp.	11,647	488,941
XPO Logistics, Inc. (a)	689	8,509
YRC Worldwide, Inc. (a)	29	289
		7,771,779
Leisure Goods — 0.7%
Activision Blizzard, Inc.	69,480	855,994
Arctic Cat, Inc. (a)	2,153	48,550
Black Diamond, Inc. (a)	1,140	8,516
Brunswick Corp.	14,663	264,814
Callaway Golf Co.	9,798	54,183
Drew Industries, Inc. (a)	3,437	84,310
DTS, Inc. (a)	2,914	79,377
Eastman Kodak Co. (a)	45,291	29,416
Emerson Radio Corp. (a)	4,864	7,734
Escalade, Inc.	1,740	7,726
Glu Mobile, Inc. (a)(b)	7,922	24,875
Jakks Pacific, Inc.	4,558	64,313
Koss Corp.	1,133	5,722
Leapfrog Enterprises, Inc. (a)	6,867	38,386
Majesco Entertainment Co. (a)(b)	6,409	15,638
Marine Products Corp. (a)	3,440	17,062
Meade Instruments Corp. (a)	433	1,364
Nautilus, Inc. (a)	5,484	9,597
Polaris Industries, Inc.	10,520	588,910
Pool Corp.	7,938	238,934
RealD, Inc. (a)	6,028	47,862
Skullcandy, Inc. (a)(b)	692	8,664
Steinway Musical Instruments, Inc. (a)	1,417	35,482
Take-Two Interactive Software, Inc. (a)	14,284	193,548
Thor Industries, Inc.	7,429	203,777
THQ, Inc. (a)	12,179	9,256
TiVo, Inc. (a)(b)	19,932	178,790
Universal Electronics, Inc. (a)(b)	2,453	41,382
Winnebago Industries, Inc. (a)	5,405	39,889
		3,204,071
Life Insurance — 0.5%
American Equity Investment Life Holding Co.	10,037	104,385
American Independence Corp. (a)	313	1,265
Amerisafe, Inc. (a)	3,618	84,118
Atlantic American Corp.	1,107	2,181
Citizens, Inc. (a)	8,709	84,390
CNO Financial Group, Inc. (a)	37,059	233,842
Delphi Financial Group, Inc., Class A	7,725	342,217

Common Stocks	Shares	Value
Life Insurance (concluded)
eHealth, Inc. (a)	4,611	$67,782
Employers Holdings, Inc.	5,500	99,495
FBL Financial Group, Inc., Class A	2,365	80,457
Independence Holding Co.	2,282	18,553
Kansas City Life Insurance Co.	810	26,584
National Western Life Insurance Co., Class A	360	49,018
The Phoenix Cos., Inc. (a)	18,818	31,614
Presidential Life Corp.	3,772	37,682
Primerica, Inc.	6,459	150,107
Protective Life Corp.	13,836	312,140
Stancorp Financial Group, Inc.	7,305	268,459
Symetra Financial Corp.	12,583	114,128
		2,108,417
Media — 3.2%
Acxiom Corp. (a)	13,293	162,308
AH Belo Corp.	3,929	18,663
AMC Networks, Inc. (a)	9,706	364,751
Arbitron, Inc.	4,585	157,770
Ascent Capital Group, Inc., Class A (a)	2,461	124,822
Avid Technology, Inc. (a)	5,047	43,051
Bankrate, Inc. (a)	1,606	34,529
Beasley Broadcasting Group, Inc., Class A (a)	1,665	5,261
Belo Corp., Class A	15,167	95,552
Charter Communications, Inc. (a)	6,263	356,615
Clear Channel Outdoor Holdings, Inc., Class A (a)	6,462	81,098
ComScore, Inc. (a)	4,939	104,707
Constant Contact, Inc. (a)	5,209	120,901
Courier Corp.	1,957	22,956
Crown Media Holdings, Inc., Class A (a)(b)	6,880	8,325
CSS Industries, Inc.	1,288	25,657
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	5,564	18,584
Demand Media, Inc. (a)	3,170	21,080
Dex One Corp. (a)	9,884	16,407
Digital Generation, Inc. (a)	4,213	50,219
DISH Network Corp., Class A	34,226	974,756
Dolby Laboratories, Inc., Class A (a)	8,502	259,396
DreamWorks Animation SKG, Inc., Class A (a)	10,611	176,090
Emmis Communications Corp., Class A (a)	9,367	6,181
Entercom Communications Corp. (a)	4,015	24,692
Entravision Communications Corp., Class A	9,194	14,343
ePocrates, Inc. (a)	1,551	12,098
EW Scripps Co. (a)	5,331	42,701
Factset Research Systems, Inc.	7,072	617,244
Fisher Communications, Inc. (a)	1,058	30,502
Gray Television, Inc. (a)	8,898	14,415

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (continued)
Groupon, Inc. (a)(b)	5,236	$108,019
Harte-Hanks, Inc.	6,206	56,413
Hollywood Media Corp. (a)	10,217	12,976
IHS, Inc., Class A (a)	7,835	675,064
John Wiley & Sons, Inc., Class A	8,725	387,390
Journal Communications, Inc., Class A (a)	6,294	27,694
Knology, Inc. (a)	5,986	85,001
Lamar Advertising Co., Class A (a)	9,712	267,080
Liberty Global, Inc. (a)	41,814	1,715,628
Liberty Global, Inc., Series C (a)	3,122	123,381
Liberty Media Corp. - Liberty Capital (a)	19,665	1,534,853
Liberty Media Holding Corp. - Interactive (a)	99,350	1,610,960
Lin TV Corp., Class A (a)	5,811	24,581
Local.com Corp. (a)	4,961	10,617
LodgeNet Interactive Corp. (a)(b)	5,181	12,383
Marchex, Inc., Class B	4,311	26,944
Martha Stewart Living Omnimedia, Inc., Class A	4,976	21,894
McClatchy Co., Class A (a)	9,167	21,909
Media General, Inc., Class A (a)(b)	2,100	8,547
Meredith Corp.	5,701	186,138
Morningstar, Inc.	4,433	263,542
National CineMedia, Inc.	9,733	120,689
New Frontier Media, Inc. (a)	7,727	8,036
The New York Times Co., Class A (a)(b)	21,245	164,224
Nexstar Broadcasting Group, Inc., Class A (a)	2,263	17,742
Nielsen Holdings NV (a)	11,822	350,995
Outdoor Channel Holdings, Inc.	3,161	23,581
Pandora Media, Inc. (a)	1,099	11,001
PDI, Inc. (a)	2,407	15,525
QuinStreet, Inc. (a)	1,979	18,523
Radio One, Inc., Class D (a)	7,441	7,441
Saga Communications, Inc. (a)	740	27,661
Salem Communications Corp., Class A (a)	3,051	7,841
Schawk, Inc.	2,275	25,503
Scholastic Corp.	3,351	100,429
Sinclair Broadcast Group, Inc., Class A	8,185	92,736
Sirius XM Radio, Inc. (a)	649,804	1,182,643
Spanish Broadcasting System, Inc. (a)	654	1,962
SPAR Group, Inc. (a)	1,400	1,414
SuperMedia, Inc. (a)(b)	3,079	8,129
TechTarget, Inc. (a)	4,647	27,138
TheStreet.com, Inc.	8,873	14,907
Valassis Communications, Inc. (a)	8,299	159,590
Value Line, Inc.	1,212	12,459
ValueClick, Inc. (a)	14,109	229,836
Vertro, Inc. (a)	3,817	3,931
WebMD Health Corp., Class A (a)	10,072	378,204

Common Stocks	Shares	Value
Media (concluded)
WebMediaBrands, Inc. (a)	10,094	$4,593
XO Group, Inc. (a)	6,104	50,907
		14,254,328
Mining — 1.0%
Allied Nevada Gold Corp. (a)	13,720	415,442
AMCOL International Corp.	4,704	126,303
Arch Coal, Inc.	36,009	522,491
Cloud Peak Energy, Inc. (a)	10,069	194,533
Coeur d’Alene Mines Corp. (a)	14,843	358,310
Compass Minerals International, Inc.	5,431	373,924
General Moly, Inc. (a)(b)	13,370	41,313
Golden Minerals Co. (a)	3,978	23,112
Hecla Mining Co.	46,679	244,131
James River Coal Co. (a)	6,286	43,499
Molycorp, Inc. (a)(b)	10,235	245,435
Patriot Coal Corp. (a)	15,341	129,938
Royal Gold, Inc.	9,066	611,320
Solitario Exploration & Royalty Corp. (a)	7,850	11,069
Stillwater Mining Co. (a)	19,330	202,192
SunCoke Energy, Inc. (a)	1,518	17,002
Timberline Resources Corp. (a)(b)	15,011	8,555
U.S. Gold Corp. (a)	18,762	63,040
Vista Gold Corp. (a)	14,377	44,137
Walter Industries, Inc.	10,779	652,776
Westmoreland Coal Co. (a)(b)	2,468	31,467
		4,359,989
Mobile Telecommunications — 0.9%
Atlantic Tele-Network, Inc.	1,783	69,626
Crown Castle International Corp. (a)	40,736	1,824,973
Globalstar, Inc. (a)	15,196	8,206
Iridium Communications, Inc. (a)	6,244	48,141
Leap Wireless International, Inc. (a)	10,672	99,143
NII Holdings, Inc. (a)	28,359	604,047
NTELOS Holdings Corp.	2,536	51,684
ORBCOMM, Inc. (a)	7,350	21,976
SBA Communications Corp., Class A (a)	19,368	832,049
Shenandoah Telecom Co.	4,003	41,951
Telephone & Data Systems, Inc.	12,320	318,965
Telephone & Data Systems, Inc., Special Shares	2,787	66,358
U.S. Cellular Corp. (a)(b)	2,370	103,403
USA Mobility, Inc.	3,680	51,042
		4,141,564
Nonlife Insurance — 3.7%
21st Century Holding Co. (a)	3,597	10,647
Affirmative Insurance Holdings, Inc. (a)	3,097	1,672
Alleghany Corp. (a)	1,406	401,118

See Notes to Financial Statements.

18	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Nonlife Insurance (continued)
Allied World Assurance Co. Holdings, AG.	6,237	$392,494
American Financial Group, Inc.	14,666	541,029
American National Insurance Co.	2,131	155,627
American Safety Insurance Holdings Ltd. (a)	2,044	44,457
AmTrust Financial Services, Inc.	4,367	103,716
Arch Capital Group Ltd. (a)	21,647	805,918
Argo Group International Holdings Ltd.	4,844	140,282
Arthur J. Gallagher & Co.	18,447	616,868
Aspen Insurance Holdings Ltd.	11,150	295,475
Assured Guaranty Ltd.	27,634	363,111
Axis Capital Holdings Ltd.	21,120	674,995
Baldwin & Lyons, Inc., Class B	2,011	43,840
Brown & Brown, Inc.	19,275	436,193
CNA Financial Corp.	4,437	118,690
Donegal Group, Inc., Class A	2,529	35,811
Eastern Insurance Holdings, Inc.	2,363	33,673
EMC Insurance Group, Inc.	901	18,534
Endurance Specialty Holdings Ltd.	6,423	245,680
Enstar Group Ltd. (a)	1,648	161,834
Erie Indemnity Co., Class A	4,522	353,440
Everest Re Group Ltd.	8,208	690,211
First Acceptance Corp. (a)	1,327	1,805
First American Financial Corp.	16,551	209,701
Flagstone Reinsurance Holdings SA	8,867	73,507
Global Indemnity Plc (a)	2,438	48,346
Greenlight Capital Re Ltd. (a)	5,417	128,220
The Hanover Insurance Group, Inc.	7,109	248,460
Harleysville Group, Inc.	1,954	110,538
HCC Insurance Holdings, Inc.	18,867	518,843
Hilltop Holdings, Inc. (a)	7,901	66,763
Horace Mann Educators Corp.	6,388	87,579
Infinity Property & Casualty Corp.	2,071	117,509
InsWeb Corp. (a)	1,873	15,246
Kemper Corp.	7,029	205,317
Life Partners Holdings, Inc.	2,288	14,780
Maiden Holdings Ltd.	11,024	96,570
Markel Corp. (a)	1,629	675,497
MBIA, Inc. (a)(b)	26,011	301,468
Meadowbrook Insurance Group, Inc.	8,571	91,538
Mercury General Corp.	4,307	196,485
Montpelier Re Holdings Ltd. (b)	10,161	180,358
National Interstate Corp.	1,532	37,794
National Security Group, Inc.	120	1,050
Navigators Group, Inc. (a)	2,514	119,868
Old Republic International Corp.	40,915	379,282
OneBeacon Insurance Group Ltd.	3,195	49,171
PartnerRe Ltd.	11,098	712,603
Platinum Underwriters Holdings Ltd.	5,930	202,272
ProAssurance Corp.	4,870	388,723

Common Stocks	Shares	Value
Nonlife Insurance (concluded)
Reinsurance Group of America, Inc.	12,316	$643,511
RenaissanceRe Holdings Ltd.	8,439	627,608
RLI Corp.	2,997	218,361
Safety Insurance Group, Inc.	2,620	106,058
SeaBright Holdings, Inc.	4,226	32,329
Selective Insurance Group, Inc.	8,311	147,354
State Auto Financial Corp.	2,307	31,352
Tower Group, Inc.	6,275	126,567
Transatlantic Holdings, Inc. (a)	10,199	558,191
Unico American Corp. (a)	1,121	13,508
United Fire & Casualty Co.	3,667	74,000
Universal Insurance Holdings, Inc.	5,431	19,443
Validus Holdings Ltd.	11,634	366,471
W.R. Berkley Corp.	20,108	691,514
White Mountains Insurance Group, Inc.	1,063	482,028
		16,102,903
Oil & Gas Producers — 3.8%
Abraxas Petroleum Corp. (a)	16,717	55,166
Adams Resources & Energy, Inc.	524	15,186
Alon USA Energy, Inc.	2,109	18,369
Apco Oil and Gas International, Inc.	1,614	131,896
Approach Resources, Inc. (a)	3,687	108,435
ATP Oil & Gas Corp. (a)(b)	7,658	56,363
Barnwell Industries, Inc. (a)	1,930	5,211
Berry Petroleum Co., Class A	8,832	371,121
Bill Barrett Corp. (a)	7,105	242,067
BPZ Resources, Inc. (a)(b)	19,145	54,372
Brenham Oil+Gas Corp. (a)	5,673	172
Callon Petroleum Co. (a)	7,165	35,610
Carrizo Oil & Gas, Inc. (a)	5,862	154,464
Cheniere Energy, Inc. (a)	12,679	110,180
Cimarex Energy Co.	14,293	884,737
Clayton Williams Energy, Inc. (a)	1,534	116,400
Cobalt International Energy, Inc. (a)	25,505	395,838
Comstock Resources, Inc. (a)	8,039	122,997
Concho Resources, Inc. (a)	17,245	1,616,719
Contango Oil & Gas Co. (a)	2,302	133,930
Continental Resources, Inc. (a)	9,587	639,549
CREDO Petroleum Corp. (a)	2,342	24,123
CVR Energy, Inc. (a)	14,700	275,331
Delek US Holdings, Inc.	2,745	31,320
Double Eagle Pete & Mining Co. (a)	2,369	16,299
Endeavour International Corp. (a)	6,592	57,284
Energen Corp.	11,953	597,650
Energy Partners Ltd. (a)	4,399	64,225
Evolution Petroleum Corp. (a)	1,981	15,947
EXCO Resources, Inc.	28,021	292,819
Forest Oil Corp. (a)(b)	19,251	260,851
FX Energy, Inc. (a)	9,319	44,731
Gasco Energy, Inc. (a)	5,700	1,282
Gastar Exploration Ltd. (a)	8,271	26,302

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	19

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil & Gas Producers (concluded)
GeoMet, Inc. (a)	7,532	$7,005
GeoPetro Resources Co. (a)	9,626	2,168
GeoResources, Inc. (a)	3,836	112,433
GMX Resources, Inc. (a)(b)	12,045	15,056
Goodrich Petroleum Corp. (a)	4,879	66,989
Gulfport Energy Corp. (a)(b)	7,169	211,127
Harvest Natural Resources, Inc. (a)	6,012	44,369
HollyFrontier Corp.	34,424	805,522
Houston American Energy Corp. (a)(b)	3,393	41,361
Hyperdynamics Corp. (a)(b)	20,582	50,426
Isramco, Inc. (a)	47	4,209
Kodiak Oil & Gas Corp. (a)	40,834	387,923
Magellan Petroleum Corp. (a)	8,484	8,213
Magnum Hunter Resources Corp. (a)(b)	20,822	112,231
McMoRan Exploration Co. (a)	18,040	262,482
Miller Energy Resources, Inc. (a)	4,588	12,801
Northern Oil And Gas, Inc. (a)	10,720	257,066
Oasis Petroleum, Inc. (a)	11,449	333,051
Panhandle Oil & Gas, Inc.	1,477	48,460
Penn Virginia Corp.	8,619	45,595
Petroleum Development Corp. (a)	3,827	134,366
Petroquest Energy, Inc. (a)	10,269	67,775
Plains Exploration & Production Co. (a)	23,646	868,281
PostRock Energy Corp. (a)	1,910	5,367
Quicksilver Resources, Inc. (a)	20,678	138,749
Ram Energy Resources, Inc. (a)	13,020	40,753
Resolute Energy Corp. (a)	8,002	86,422
Rex Energy Corp. (a)	6,138	90,597
Rosetta Resources, Inc. (a)	8,723	379,450
SandRidge Energy, Inc. (a)	64,477	526,132
SM Energy Co.	10,567	772,448
Southern Union Co.	19,154	806,575
Stone Energy Corp. (a)	8,223	216,923
Swift Energy Co. (a)	7,035	209,080
Syntroleum Corp. (a)	17,342	16,648
Targa Resources, Inc.	5,403	219,848
Toreador Resources Corp. (a)	5,419	27,908
Tri-Valley Corp. (a)(b)	9,954	1,415
Ultra Petroleum Corp. (a)	25,397	752,513
U.S. Energy Corp. - Wyoming (a)	6,450	18,769
Vaalco Energy, Inc. (a)	10,091	60,950
Venoco, Inc. (a)	5,024	34,012
Voyager Oil & Gas, Inc. (a)	6,834	17,563
W&T Offshore, Inc.	6,020	127,684
Warren Resources, Inc. (a)	12,545	40,897
Western Refining, Inc.	9,390	124,793
Whiting Petroleum Corp. (a)	19,603	915,264
Zion Oil & Gas, Inc. (a)	6,898	15,245
		16,521,860
Oil Equipment, Services & Distribution — 2.6%
Atwood Oceanics, Inc. (a)	9,483	377,329
Basic Energy Services, Inc. (a)	4,582	90,265
Bolt Technology Corp.	2,562	29,309

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (concluded)
Bristow Group, Inc.	5,726	$271,355
C&J Energy Services, Inc. (a)	1,564	32,734
Cal Dive International, Inc. (a)	17,110	38,497
CARBO Ceramics, Inc.	3,408	420,309
Chart Industries, Inc. (a)	4,902	265,051
Complete Production Services, Inc. (a)	13,070	438,629
Crosstex Energy, Inc.	8,111	102,523
Dawson Geophysical Co. (a)	1,638	64,750
Dresser-Rand Group, Inc. (a)	13,538	675,682
Dril-Quip, Inc. (a)(b)	5,799	381,690
Exterran Holdings, Inc. (a)	10,935	99,508
Flotek Industries, Inc. (a)	8,362	83,285
Forbes Energy Services Ltd. (a)	1,026	6,536
Geokinetics, Inc. (a)	3,468	7,456
Global Geophysical Services, Inc. (a)	2,282	15,335
Gulf Island Fabrication, Inc.	2,385	69,666
Gulfmark Offshore, Inc., Class A (a)	4,557	191,440
Helix Energy Solutions Group, Inc. (a)	17,477	276,137
Hercules Offshore, Inc. (a)	23,841	105,854
Hornbeck Offshore Services, Inc. (a)	5,002	155,162
ION Geophysical Corp. (a)	19,607	120,191
Key Energy Services, Inc. (a)(b)	24,572	380,129
Kinder Morgan, Inc. (b)	16,515	531,287
Lufkin Industries, Inc.	5,099	343,214
Matrix Service Co. (a)	5,154	48,654
McDermott International, Inc. (a)	38,755	446,070
Mitcham Industries, Inc. (a)	2,329	50,865
Natural Gas Services Group, Inc. (a)	2,824	40,835
Newpark Resources, Inc. (a)	15,795	150,052
Oceaneering International, Inc.	18,075	833,800
OGE Energy Corp.	15,936	903,731
Oil States International, Inc. (a)	8,587	655,789
OYO Geospace Corp. (a)	887	68,592
Parker Drilling Co. (a)	19,944	142,998
Patterson-UTI Energy, Inc.	25,613	511,748
PHI, Inc. (a)	2,674	66,449
Pioneer Drilling Co. (a)	9,445	91,428
RPC, Inc.	8,496	155,052
SEACOR Holdings, Inc. (a)	3,511	312,339
SemGroup Corp. (a)	6,603	172,074
Superior Energy Services, Inc. (a)	13,215	375,835
Tesco Corp. (a)	5,747	72,642
Tetra Technologies, Inc. (a)	13,114	122,485
TGC Industries, Inc. (a)	1,416	10,110
Tidewater, Inc.	8,577	422,846
Union Drilling, Inc. (a)	3,250	20,280
Unit Corp. (a)	7,947	368,741
Willbros Group, Inc. (a)	6,936	25,455
		11,642,193

See Notes to Financial Statements.

20	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Goods — 1.5%
American Apparel, Inc. (a)(b)	4,944	$3,560
Carter’s, Inc. (a)	9,552	380,265
Charles & Colvard Ltd. (a)	4,480	11,514
Cherokee, Inc.	1,946	22,710
Columbia Sportswear Co.	2,373	110,463
Crocs, Inc. (a)	14,541	214,771
Culp, Inc. (a)	2,100	17,892
Deckers Outdoor Corp. (a)	6,437	486,444
Delta Apparel, Inc. (a)	599	11,435
Elizabeth Arden, Inc. (a)	4,720	174,829
Female Health Co.	748	3,373
Fossil, Inc. (a)(b)	8,787	697,336
G-III Apparel Group Ltd. (a)	2,858	71,193
Hanesbrands, Inc. (a)	15,901	347,596
Heelys, Inc. (a)	5,895	10,906
Helen of Troy Ltd. (a)	4,804	147,483
Iconix Brand Group, Inc. (a)	12,098	197,076
Inter Parfums, Inc.	2,575	40,067
Joe’s Jeans, Inc. (a)	11,900	6,081
The Jones Group, Inc.	13,932	146,983
K-Swiss, Inc., Class A (a)(b)	4,901	14,311
Kenneth Cole Productions, Inc., Class A (a)	1,648	17,452
Lacrosse Footwear, Inc.	1,243	15,687
Lakeland Industries, Inc. (a)	1,210	11,192
Liz Claiborne, Inc. (a)	16,435	141,834
Maidenform Brands, Inc. (a)	4,030	73,749
Movado Group, Inc.	3,172	57,635
Nu Skin Enterprises, Inc., Class A	9,417	457,384
Orchids Paper Products Co.	1,900	34,580
Oxford Industries, Inc.	2,448	110,454
Parlux Fragrances, Inc. (a)	4,867	24,822
Perry Ellis International, Inc. (a)	2,219	31,554
Physicians Formula Holdings, Inc. (a)	3,138	10,042
PVH Corp.	10,189	718,223
Quiksilver, Inc. (a)	22,284	80,445
R.G. Barry Corp.	345	4,168
Revlon, Inc., Class A (a)	2,276	33,844
Rocky Brands, Inc. (a)	1,562	14,089
Skechers U.S.A., Inc., Class A (a)(b)	6,257	75,835
Steven Madden Ltd. (a)(b)	6,559	226,285
Superior Uniform Group, Inc.	1,500	18,645
Tandy Brands Accessories, Inc. (a)	1,401	1,373
True Religion Apparel, Inc. (a)	4,529	156,613
Under Armour, Inc., Class A (a)	6,381	458,092
Unifi, Inc. (a)	3,684	27,998
Vera Bradley, Inc. (a)	3,529	113,810
The Warnaco Group, Inc. (a)	7,356	368,094
Weyco Group, Inc.	1,541	37,831
Wolverine World Wide, Inc.	8,052	286,973
		6,724,991
Pharmaceuticals & Biotechnology — 4.8%
Aastrom Biosciences, Inc. (a)(b)	10,467	19,050
Acadia Pharmaceuticals, Inc. (a)	10,082	10,889
Achillion Pharmaceuticals, Inc. (a)	8,519	64,915

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Acorda Therapeutics, Inc. (a)	6,699	$159,704
Acura Pharmaceuticals, Inc. (a)(b)	3,065	10,697
Aegerion Pharmaceuticals, Inc. (a)	1,466	24,541
Affymax, Inc. (a)	6,409	42,363
Affymetrix, Inc. (a)	12,115	49,550
Agenus, Inc. (a)	3,301	6,602
Akorn, Inc. (a)	11,931	132,673
Albany Molecular Research, Inc. (a)	4,172	12,224
Alexion Pharmaceuticals, Inc. (a)(b)	30,512	2,181,608
Alexza Pharmaceuticals, Inc. (a)	11,241	9,330
Alkermes Plc (a)(b)	15,739	273,229
Allos Therapeutics, Inc. (a)	11,265	15,996
Alnylam Pharmaceuticals, Inc. (a)	6,717	54,744
AMAG Pharmaceuticals, Inc. (a)	3,744	70,799
Amicus Therapeutics, Inc. (a)	4,082	14,042
Ampio Pharmaceuticals, Inc. (a)	2,822	12,050
Amylin Pharmaceuticals, Inc. (a)	21,533	245,046
Anacor Pharmaceuticals, Inc. (a)	1,533	9,505
Anthera Pharmaceuticals, Inc. (a)	2,390	14,675
Apricus Biosciences, Inc. (a)(b)	2,364	12,198
ARCA Biopharma, Inc. (a)(b)	4,416	4,372
Ardea Biosciences, Inc. (a)	3,208	53,926
Arena Pharmaceuticals, Inc. (a)	24,601	46,004
Ariad Pharmaceuticals, Inc. (a)	22,353	273,824
Arqule, Inc. (a)	7,945	44,810
Array Biopharma, Inc. (a)	12,657	27,339
AspenBio Pharma, Inc. (a)	358	347
Astex Pharmaceuticals (a)	9,769	18,463
Auxilium Pharmaceuticals, Inc. (a)	8,064	160,716
Avanir Pharmaceuticals, Inc. (a)	18,326	37,568
AVEO Pharmaceuticals, Inc. (a)	6,325	108,790
AVI BioPharma, Inc. (a)	25,525	19,016
BioCryst Pharmaceuticals, Inc. (a)	6,512	16,085
Biodel, Inc. (a)	7,671	4,761
BioDelivery Sciences International, Inc. (a)	1,266	1,025
BioMarin Pharmaceutical, Inc. (a)	18,606	639,674
BioMimetic Therapeutics, Inc. (a)	4,735	13,495
BioSante Pharmaceuticals, Inc. (a)(b)	16,643	8,356
BioTime, Inc. (a)	1,583	9,197
Cadence Pharmaceuticals, Inc. (a)	8,513	33,626
CEL-SCI Corp. (a)	23,000	6,668
Cell Therapeutics, Inc. (a)	31,201	36,193
Celldex Therapeutics, Inc. (a)	8,675	22,555
Cerus Corp. (a)	10,838	30,346
Charles River Laboratories International, Inc. (a)	8,584	234,601
Chelsea Therapeutics International, Inc. (a)(b)	9,603	49,263
Cleveland BioLabs, Inc. (a)	3,870	11,068
Columbia Laboratories, Inc. (a)(b)	12,022	30,055
Complete Genomics, Inc. (a)	882	2,584
Corcept Therapeutics, Inc. (a)	7,180	24,556

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Cubist Pharmaceuticals, Inc. (a)	9,805	$388,474
Cumberland Pharmaceuticals, Inc. (a)(b)	3,595	19,341
Curis, Inc. (a)	14,752	69,039
Cytokinetics, Inc. (a)	15,213	14,604
Cytori Therapeutics, Inc. (a)	9,085	19,987
CytRx Corp. (a)	24,700	6,696
Dendreon Corp. (a)(b)	24,494	186,154
Depomed, Inc. (a)	8,679	44,957
Discovery Laboratories, Inc. (a)	6,956	11,756
Durect Corp. (a)	15,462	18,245
Dusa Pharmaceuticals, Inc. (a)	5,150	22,557
Dyax Corp. (a)(b)	19,707	26,802
Dynavax Technologies Corp. (a)	20,168	66,958
Emergent Biosolutions, Inc. (a)	4,101	69,061
Endo Pharmaceuticals Holdings, Inc. (a)	19,415	670,400
Endocyte, Inc. (a)	4,254	15,995
Entremed, Inc. (a)	3,870	3,793
Enzo Biochem, Inc. (a)	7,833	17,546
Enzon Pharmaceuticals, Inc. (a)	9,534	63,878
Exact Sciences Corp. (a)	8,745	71,009
Exelixis, Inc. (a)	21,729	102,887
Furiex Pharmaceuticals, Inc. (a)	2,177	36,378
Galena Biopharma, Inc. (a)(b)	7,682	3,603
Gen-Probe, Inc. (a)	8,056	476,271
Genomic Health, Inc. (a)	3,127	79,395
GenVec, Inc. (a)	3,691	8,600
Geron Corp. (a)	22,840	33,803
GTx, Inc. (a)	5,996	20,147
Halozyme Therapeutics, Inc. (a)	15,236	144,894
Harvard Bioscience, Inc. (a)	5,218	20,194
Hemispherx Biopharma, Inc. (a)	9,683	1,889
Hi-Tech Pharmacal Co., Inc. (a)	1,805	70,196
Human Genome Sciences, Inc. (a)	32,672	241,446
Idenix Pharmaceuticals, Inc. (a)	11,434	85,126
Idera Pharmaceuticals, Inc. (a)	8,325	8,824
Illumina, Inc. (a)(b)	20,704	631,058
ImmunoGen, Inc. (a)	12,798	148,201
Immunomedics, Inc. (a)	13,200	43,956
Impax Laboratories, Inc. (a)(b)	10,603	213,863
Incyte Corp. (a)(b)	18,971	284,755
Infinity Pharmaceuticals, Inc. (a)	4,586	40,540
Inhibitex, Inc. (a)	10,229	111,905
Inovio Pharmaceuticals, Inc. (a)	16,169	6,953
Insmed, Inc. (a)	3,350	10,217
InterMune, Inc. (a)	10,345	130,347
Ironwood Pharmaceuticals, Inc. (a)	8,128	97,292
Isis Pharmaceuticals, Inc. (a)	16,174	116,615
ISTA Pharmaceuticals, Inc. (a)	4,778	33,685
Jazz Pharmaceuticals, Inc. (a)	3,887	150,155
K-V Pharmaceutical Co., Class A (a)	9,267	12,974
Keryx Biopharmaceuticals, Inc. (a)	12,664	32,040
Lexicon Genetics, Inc. (a)	32,647	42,115
Ligand Pharmaceuticals, Inc. (a)	3,544	42,067

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Luminex Corp. (a)(b)	7,227	$153,429
MannKind Corp. (a)(b)	15,527	38,817
MAP Pharmaceuticals, Inc. (a)	3,599	47,399
Marina Biotech, Inc. (a)(b)	745	664
Maxygen, Inc. (a)	5,645	31,781
The Medicines Co. (a)	8,929	166,437
Medicis Pharmaceutical Corp., Class A	10,403	345,900
Medivation, Inc. (a)	6,015	277,352
Micromet, Inc. (a)	16,130	115,975
Momenta Pharmaceuticals, Inc. (a)	7,490	130,251
Myrexis, Inc. (a)	7,516	20,143
Myriad Genetics, Inc. (a)	14,189	297,118
Nabi Biopharmaceuticals (a)	8,908	16,747
Nektar Therapeutics (a)	19,053	106,602
Neuralstem, Inc. (a)	7,812	7,539
Neurocrine Biosciences, Inc. (a)	9,949	84,566
Novavax, Inc. (a)	18,248	22,992
NPS Pharmaceuticals, Inc. (a)	13,803	90,962
Obagi Medical Products, Inc. (a)	3,529	35,855
OncoGenex Pharmaceutical, Inc. (a)	1,971	23,140
Oncothyreon, Inc. (a)	5,626	42,645
Onyx Pharmaceuticals, Inc. (a)	10,378	456,113
Opko Health, Inc. (a)	27,579	135,137
Optimer Pharmaceuticals, Inc. (a)(b)	7,639	93,501
Orexigen Therapeutics, Inc. (a)	8,488	13,666
Osiris Therapeutics, Inc. (a)	4,265	22,818
Oxigene, Inc. (a)(b)	2,431	2,407
Pacific Biosciences of California, Inc. (a)	6,221	17,419
Pain Therapeutics, Inc. (a)	6,577	24,993
Palatin Technologies, Inc. (a)	9,887	3,993
Par Pharmaceutical Cos., Inc. (a)	5,950	194,743
PDL BioPharma, Inc.	22,851	141,676
Peregrine Pharmaceuticals, Inc. (a)	15,877	16,353
Pernix Therapeutics Holdings, Inc. (a)	334	3,093
Pharmacyclics, Inc. (a)	8,982	133,113
Pharmasset, Inc. (a)	12,142	1,556,604
Poniard Pharmaceuticals, Inc. (a)	23	49
Pozen, Inc. (a)	5,574	22,017
Prestige Brands Holdings, Inc. (a)	8,589	96,798
Progenics Pharmaceuticals, Inc. (a)(b)	5,943	50,753
PROLOR Biotech, Inc. (a)	4,237	18,092
Questcor Pharmaceuticals, Inc. (a)	9,461	393,388
Raptor Pharmaceutical Corp. (a)	6,257	39,169
Regeneron Pharmaceuticals, Inc. (a)(b)	11,870	657,954
Repligen Corp. (a)	6,813	23,641
Repros Therapeutics, Inc. (a)	3,811	18,369

See Notes to Financial Statements.

22	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (concluded)
Rexahn Pharmaceuticals, Inc. (a)(b)	17,083	$6,423
Rigel Pharmaceuticals, Inc. (a)	11,895	93,852
Sagent Pharmaceuticals, Inc. (a)	1,873	39,333
Salix Pharmaceuticals Ltd. (a)	8,753	418,831
Sangamo Biosciences, Inc. (a)	9,484	26,935
Santarus, Inc. (a)	12,085	40,001
Savient Pharmaceuticals, Inc. (a)(b)	12,204	27,215
Sciclone Pharmaceuticals, Inc. (a)(b)	7,393	31,716
Seattle Genetics, Inc. (a)	16,661	278,489
Sequenom, Inc. (a)	17,632	78,462
SIGA Technologies, Inc. (a)	7,151	18,021
Somaxon Pharmaceuticals, Inc. (a)	8,130	3,658
Spectrum Pharmaceuticals, Inc. (a)(b)	9,440	138,107
StemCells, Inc. (a)(b)	2,837	2,338
Strategic Diagnostics, Inc. (a)	6,918	12,729
Sucampo Pharmaceuticals, Inc., Class A (a)	3,091	13,693
Synageva BioPharma Corp. (a)	1,017	27,083
Synta Pharmaceuticals Corp. (a)	7,038	32,867
Targacept, Inc. (a)	4,838	26,948
Techne Corp.	6,054	413,246
Telik, Inc. (a)	12,066	2,051
Theravance, Inc. (a)	11,934	263,741
Threshold Pharmaceuticals, Inc. (a)	10,589	12,919
Transcept Pharmaceuticals, Inc. (a)	1,727	13,522
United Therapeutics Corp. (a)	8,477	400,538
Vanda Pharmaceuticals, Inc. (a)	5,885	28,013
Ventrus Biosciences, Inc. (a)	1,022	8,166
Vertex Pharmaceuticals, Inc. (a)	34,451	1,144,118
Vical, Inc. (a)(b)	13,362	58,926
ViroPharma, Inc. (a)	12,835	351,551
Vivus, Inc. (a)	13,969	136,198
Xenoport, Inc. (a)	6,529	24,875
XOMA Ltd.	6,991	8,040
Zalicus, Inc. (a)	9,278	11,226
ZIOPHARM Oncology, Inc. (a)	7,926	34,954
		21,126,314
Real Estate Investment & Services — 0.5%
American Realty Investors, Inc. (a)	900	1,683
Avatar Holdings, Inc. (a)	1,800	12,924
Brookfield Properties Corp.	41,918	655,597
Consolidated-Tomoka Land Co.	1,237	33,486
Forest City Enterprises, Inc., Class A (a)	20,947	247,593
Forestar Group, Inc. (a)	6,212	93,988
Grubb & Ellis Co. (a)	12,319	1,577
HFF, Inc., Class A (a)	5,360	55,369
The Howard Hughes Corp. (a)	6,253	276,195

Common Stocks	Shares	Value
Real Estate Investment & Services (concluded)
Jones Lang LaSalle, Inc.	7,118	$436,049
Kennedy-Wilson Holdings, Inc.	3,144	33,263
LoopNet, Inc. (a)	5,743	104,982
Market Leader, Inc. (a)	8,238	22,654
Maui Land & Pineapple Co., Inc. (a)	4,661	19,436
Move, Inc. (a)	7,735	48,885
Reis, Inc. (a)	2,347	21,405
The St. Joe Co. (a)(b)	15,135	221,879
Stratus Properties, Inc. (a)	894	7,045
Tejon Ranch Co. (a)	2,671	65,386
Thomas Properties Group, Inc.	7,082	23,583
Transcontinental Realty Investors, Inc. (a)	393	637
ZipRealty, Inc. (a)	6,784	7,666
		2,391,282
Real Estate Investment Trusts (REITs) — 8.5%
Acadia Realty Trust	7,268	146,378
Agree Realty Corp.	2,200	53,636
Alexander’s, Inc.	582	215,357
Alexandria Real Estate Equities, Inc.	10,188	702,666
American Assets Trust, Inc.	4,005	82,143
American Campus Communities, Inc.	11,048	463,574
American Capital Agency Corp.	36,833	1,034,271
American Capital Mortgage Investment Corp.	637	11,988
Annaly Capital Management, Inc.	164,705	2,628,692
Anworth Mortgage Asset Corp.	21,990	138,097
Apollo Commercial Real Estate Finance, Inc.	4,314	56,643
Apollo Residential Mortgage, Inc.	885	13,505
Arbor Realty Trust, Inc. (a)	3,816	13,432
Arlington Asset Investment Corp.	1,327	28,305
ARMOUR Residential REIT, Inc.	13,788	97,205
Ashford Hospitality Trust, Inc.	11,475	91,800
Associated Estates Realty Corp. (b)	7,820	124,729
BioMed Realty Trust, Inc.	24,874	449,722
Brandywine Realty Trust	22,288	211,736
BRE Properties	12,171	614,392
BRT Realty Trust (a)	3,185	20,193
Camden Property Trust	11,645	724,785
Campus Crest Communities, Inc.	3,722	37,443
Capital Trust, Inc. (a)	4,722	10,625
CapLease, Inc.	13,118	52,997
Capstead Mortgage Corp.	13,842	172,194
CBL & Associates Properties, Inc.	23,217	364,507
Cedar Realty Trust, Inc.	9,332	40,221
Chatham Lodging Trust	3,432	36,997
Chesapeake Lodging Trust	6,286	97,182
Chimera Investment Corp.	177,302	445,028
Cogdell Spencer, Inc.	10,614	45,110
Colonial Properties Trust	13,726	286,324
Colony Financial, Inc.	6,325	99,366

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CommonWealth REIT	14,154	$235,523
Coresite Realty Corp.	2,380	42,412
Corporate Office Properties Trust	11,711	248,976
Cousins Properties, Inc.	14,171	90,836
CreXus Investment Corp.	10,898	113,121
CubeSmart	17,130	182,263
CYS Investments, Inc.	15,518	203,907
DCT Industrial Trust, Inc.	40,689	208,328
DDR Corp.	37,222	452,992
DiamondRock Hospitality Co.	27,604	266,103
Digital Realty Trust, Inc.	17,400	1,160,058
Douglas Emmett, Inc.	20,591	375,580
Duke Realty Corp.	41,908	504,991
Dupont Fabros Technology, Inc. (b)	10,463	253,414
Eastgroup Properties, Inc.	4,660	202,617
Education Realty Trust, Inc.	13,396	137,041
Entertainment Properties Trust	7,789	340,457
Equity Lifestyle Properties, Inc.	6,466	431,218
Equity One, Inc.	9,039	153,482
Essex Property Trust, Inc.	5,569	782,500
Excel Trust, Inc.	4,036	48,432
Extra Space Storage, Inc.	14,813	358,919
Federal Realty Investment Trust	10,254	930,550
FelCor Lodging Trust, Inc. (a)	22,077	67,335
First Industrial Realty Trust, Inc. (a)	13,884	142,033
First Potomac Realty Trust	8,512	111,082
Franklin Street Properties Corp.	11,843	117,838
General Growth Properties, Inc.	64,746	972,485
Getty Realty Corp.	4,943	68,955
Gladstone Commercial Corp.	3,327	58,389
Glimcher Realty Trust	17,483	160,844
Government Properties Income Trust	5,490	123,799
Gramercy Capital Corp. (a)	7,657	19,143
Hatteras Financial Corp.	13,194	347,926
Healthcare Realty Trust, Inc.	12,444	231,334
Hersha Hospitality Trust	25,794	125,875
Highwoods Properties, Inc.	10,450	310,051
Home Properties, Inc.	7,847	451,752
Hospitality Properties Trust	20,767	477,226
Hudson Pacific Properties, Inc.	2,717	38,473
Inland Real Estate Corp.	13,530	102,963
InvesCo. Mortgage Capital, Inc.	19,543	274,579
Investors Real Estate Trust	14,006	102,174
iStar Financial, Inc. (a)	15,594	82,492
Kilroy Realty Corp.	9,532	362,883
Kite Realty Group Trust	10,891	49,118
LaSalle Hotel Properties	13,560	328,288
Lexington Corporate Properties Trust	22,961	171,978
Liberty Property Trust	18,989	586,380
LTC Properties, Inc. (b)	5,316	164,052
The Macerich Co.	21,828	1,104,497
Mack-Cali Realty Corp.	14,760	393,944
Medical Properties Trust, Inc.	18,735	184,914

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
MFA Financial, Inc.	60,601	$407,239
Mid-America Apartment Communities, Inc.	5,824	364,291
Mission West Properties, Inc.	5,252	47,373
Monmouth Real Estate Investment Corp., Class A	8,028	73,456
MPG Office Trust, Inc. (a)	9,526	18,957
National Health Investors, Inc.	3,949	173,677
National Retail Properties, Inc.	15,523	409,497
New York Mortgage Trust, Inc.	2,819	20,325
NorthStar Realty Finance Corp.	16,385	78,156
Omega Healthcare Investors, Inc. (b)	17,052	329,956
One Liberty Properties, Inc.	2,734	45,111
Parkway Properties, Inc.	4,016	39,598
Pebblebrook Hotel Trust	8,848	169,705
Pennsylvania Real Estate Investment Trust (b)	9,450	98,658
PennyMac Mortgage Investment Trust (d)	4,147	68,923
Piedmont Office Realty Trust, Inc.	28,679	488,690
PMC Commercial Trust	3,323	23,228
Post Properties, Inc.	8,367	365,805
Potlatch Corp.	6,557	203,988
PS Business Parks, Inc.	3,024	167,620
RAIT Financial Trust	6,523	30,984
Ramco-Gershenson Properties Trust	7,193	70,707
Rayonier, Inc.	20,013	893,180
Realty Income Corp. (b)	21,886	765,135
Redwood Trust, Inc.	11,555	117,630
Regency Centers Corp.	14,803	556,889
Resource Capital Corp.	12,586	70,607
Retail Opportunity Investments Corp.	4,760	56,358
RLJ Lodging Trust	10,557	177,674
Sabra Healthcare REIT, Inc.	5,882	71,113
Saul Centers, Inc.	1,678	59,435
Senior Housing Properties Trust	27,255	611,602
SL Green Realty Corp.	14,134	941,890
Sovran Self Storage, Inc.	4,578	195,343
Starwood Property Trust, Inc.	15,553	287,886
Strategic Hotel Capital, Inc. (a)	24,533	131,742
Sun Communities, Inc.	3,841	140,312
Sunstone Hotel Investors, Inc. (a)	19,725	160,759
Supertel Hospitality, Inc. (a)	10,690	6,842
Tanger Factory Outlet Centers, Inc.	13,746	403,033
Taubman Centers, Inc.	9,526	591,565
Terreno Realty Corp.	3,682	55,745
Two Harbors Investment Corp.	24,478	226,177
UDR, Inc.	36,073	905,432
UMH Properties, Inc.	4,885	45,479
Universal Health Realty Income Trust	1,861	72,579
Urstadt Biddle Properties, Inc.	1,300	21,892

See Notes to Financial Statements.

24	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Urstadt Biddle Properties, Inc., Class A	3,322	$60,062
Walter Investment Management Corp.	4,785	98,140
Washington Real Estate Investment Trust	10,824	296,036
Weingarten Realty Investors	19,860	433,345
Winthrop Realty Trust	4,508	45,846
		37,263,437
Software & Computer Services — 5.5%
Accelrys, Inc. (a)	10,513	70,647
ACI Worldwide, Inc. (a)	5,725	163,964
Acorn Energy, Inc.	2,185	13,197
The Active Network, Inc. (a)	956	13,002
Actuate Corp. (a)	8,953	52,465
Advent Software, Inc. (a)	5,652	137,683
Allscripts Healthcare Solutions, Inc. (a)	31,058	588,239
American Software, Inc., Class A	5,042	47,647
Analysts International Corp. (a)	2,328	12,990
Ansys, Inc. (a)	15,234	872,604
AOL, Inc. (a)	18,160	274,216
Ariba, Inc. (a)	15,760	442,541
Aspen Technology, Inc. (a)	15,873	275,397
athenahealth, Inc. (a)	5,933	291,429
Authentidate Holding Corp. (a)	12,644	8,598
Blackbaud, Inc.	7,490	207,473
Bottomline Technologies, Inc. (a)	5,693	131,907
BroadSoft, Inc. (a)	3,382	102,136
BSQUARE Corp. (a)	3,173	10,852
CACI International, Inc., Class A (a)	5,033	281,445
Cadence Design Systems, Inc. (a)	45,002	468,021
Calix, Inc. (a)	5,953	38,516
Callidus Software, Inc. (a)	7,175	46,064
Ciber, Inc. (a)	10,986	42,406
Clearwire Corp., Class A (a)	24,777	48,067
Cogent Communications Group, Inc. (a)	8,632	145,795
CommVault Systems, Inc. (a)	6,864	293,230
Computer Programs & Systems, Inc.	1,953	99,818
Computer Task Group, Inc. (a)	1,077	15,164
Compuware Corp. (a)	36,493	303,622
Comverse Technology, Inc. (a)	33,980	233,103
Concur Technologies, Inc. (a)	7,877	400,073
Crexendo, Inc.	3,629	10,270
CSG Systems International, Inc. (a)	5,963	87,716
Datalink Corp. (a)	1,272	10,507
DealerTrack Holdings, Inc. (a)(b)	6,944	189,293
Deltek, Inc. (a)	5,038	49,473
DemandTec, Inc. (a)	5,861	77,189
Digimarc Corp. (a)	1,594	38,081
Digital River, Inc. (a)	7,019	105,425
DST Systems, Inc.	6,078	276,671
Dynamics Research Corp. (a)	2,023	22,941
EarthLink, Inc.	19,962	128,555

Common Stocks	Shares	Value
Software & Computer Services (continued)
EasyLink Services International Corp. (a)	1,268	$5,047
Ebix, Inc. (b)	5,636	124,556
Envestnet, Inc. (a)	2,582	30,881
EPIQ Systems, Inc.	5,689	68,382
Equinix, Inc. (a)	7,773	788,182
Evolving Systems, Inc. (a)	2,449	18,343
Fair Isaac Corp.	6,760	242,278
FalconStor Software, Inc. (a)	7,449	19,218
Forrester Research, Inc. (a)	2,544	86,343
Fortinet, Inc. (a)	19,502	425,339
Gartner, Inc. (a)	14,433	501,835
GSE Systems, Inc. (a)	5,737	11,187
Guidance Software, Inc. (a)	3,404	22,058
The Hackett Group, Inc. (a)	7,974	29,823
IAC/InterActiveCorp.	14,879	633,845
ICG Group, Inc. (a)	7,181	55,437
iGate Corp. (a)	4,553	71,619
Immersion Corp. (a)	5,688	29,464
Informatica Corp. (a)	17,561	648,528
Infospace, Inc. (a)	7,800	85,722
Innodata Corp. (a)	7,929	31,240
Interactive Intelligence Group, Inc. (a)(b)	2,664	61,059
Internap Network Services Corp. (a)	9,634	57,226
IntraLinks Holdings, Inc. (a)	4,255	26,551
Ipass, Inc. (a)	9,814	13,642
j2 Global, Inc.	8,317	234,040
JDA Software Group, Inc. (a)	7,185	232,722
Kenexa Corp. (a)	4,059	108,375
Keynote Systems, Inc.	2,889	59,340
The KEYW Holding Corp. (a)	2,190	16,206
KIT Digital, Inc. (a)	7,191	60,764
Limelight Networks, Inc. (a)	12,353	36,565
LivePerson, Inc. (a)	8,720	109,436
LogMeIn, Inc. (a)	3,387	130,569
LookSmart Ltd. (a)	9,057	11,684
Magma Design Automation, Inc. (a)	10,916	78,377
Manhattan Associates, Inc. (a)	3,840	155,443
Mastech Holdings, Inc. (a)	688	2,566
MedAssets, Inc. (a)	8,808	81,474
Medidata Solutions, Inc. (a)	4,383	95,330
MedQuist Holdings, Inc. (a)	4,329	41,645
Mentor Graphics Corp. (a)	18,385	249,301
Merge Healthcare, Inc. (a)	10,412	50,498
Meru Networks, Inc. (a)	2,243	9,264
MicroStrategy, Inc., Class A (a)	1,469	159,122
Mitek Systems, Inc. (a)	2,602	18,865
Monotype Imaging Holdings, Inc. (a)	4,854	75,674
Motricity, Inc. (a)	6,006	5,405
Multiband Corp. (a)	4,732	15,284
NCI, Inc., Class A (a)	1,565	18,232
NetScout Systems, Inc. (a)	5,839	102,766
NetSuite, Inc. (a)	5,026	203,804

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software & Computer Services (continued)
NIC, Inc.	12,052	$160,412
Nuance Communications, Inc. (a)	37,838	952,004
Openwave Systems, Inc. (a)	16,576	26,190
Opnet Technologies, Inc.	2,566	94,095
Parametric Technology Corp. (a)	19,642	358,663
PC-Tel, Inc.	4,095	28,010
PDF Solutions, Inc. (a)	4,992	34,794
Pegasystems, Inc.	2,743	80,644
Perficient, Inc. (a)	6,361	63,674
Premiere Global Services, Inc. (a)	8,849	74,951
Progress Software Corp. (a)	11,204	216,797
PROS Holdings, Inc. (a)	3,955	58,850
QAD, Inc., Class A (a)	680	7,140
QAD, Inc., Class B (a)	1,349	13,962
QLIK Technologies, Inc. (a)	12,069	292,070
Quality Systems, Inc.	6,210	229,708
Quest Software, Inc. (a)	10,495	195,207
Rackspace Hosting, Inc. (a)	18,136	780,029
RealPage, Inc. (a)	4,699	118,744
RightNow Technologies, Inc. (a)	4,564	195,020
RigNet, Inc. (a)	826	13,827
Rosetta Stone, Inc. (a)	2,275	17,358
Rovi Corp. (a)	18,584	456,795
S1 Corp. (a)	9,917	94,906
Saba Software, Inc. (a)	6,045	47,695
Sapient Corp.	18,207	229,408
Scientific Learning Corp. (a)	5,893	15,027
SciQuest, Inc. (a)	1,726	24,630
Selectica, Inc. (a)	570	1,750
Smith Micro Software, Inc. (a)	5,587	6,313
Softbrands, Inc.	114	2
SolarWinds, Inc. (a)	9,174	256,413
Solera Holdings, Inc.	11,734	522,632
Sourcefire, Inc. (a)	4,904	158,792
SRS Labs, Inc. (a)	2,800	16,100
SS&C Technologies Holdings, Inc. (a)	4,438	80,150
SuccessFactors, Inc. (a)	13,731	547,455
Support.com, Inc. (a)	10,175	22,894
Synchronoss Technologies, Inc. (a)	5,161	155,914
Synopsys, Inc. (a)	24,699	671,813
Syntel, Inc.	2,633	123,145
Taleo Corp., Class A (a)	6,878	266,110
Tangoe, Inc. (a)	665	10,241
TeleCommunication Systems, Inc., Class A (a)	8,584	20,172
TeleNav, Inc. (a)	2,224	17,369
TIBCO Software, Inc. (a)	27,623	660,466
Tyler Technologies, Inc. (a)	5,814	175,060
Ultimate Software Group, Inc. (a)	4,675	304,436
Unisys Corp. (a)	6,630	130,677
United Online, Inc.	16,119	87,687
VASCO Data Security International, Inc. (a)	5,143	33,532
Verint Systems, Inc. (a)	3,194	87,963

Common Stocks	Shares	Value
Software & Computer Services (concluded)
VirnetX Holding Corp. (a)(b)	7,004	$174,890
Virtusa Corp. (a)	3,029	43,860
VMware, Inc. (a)	10,810	899,284
Vocus, Inc. (a)	3,474	76,741
Wave Systems Corp., Class A (a)(b)	16,519	35,846
Web.Com Group, Inc. (a)(b)	5,964	68,288
Websense, Inc. (a)	6,304	118,074
Zix Corp. (a)	12,496	35,239
		24,268,906
Support Services — 4.2%
A.M. Castle & Co. (a)	3,325	31,454
ABM Industries, Inc.	7,004	144,422
Acacia Research - Acacia Technologies (a)	6,910	252,284
ADA-ES, Inc. (a)	1,185	26,828
The Advisory Board Co. (a)	2,741	203,410
Alliance Data Systems Corp. (a)	8,624	895,516
American Dental Partners, Inc. (a)	3,213	60,501
American Reprographics Co. (a)	6,149	28,224
AMN Healthcare Services, Inc. (a)	7,106	31,480
AMREP Corp. (a)	500	3,280
Applied Industrial Technologies, Inc.	6,142	216,014
Barnes Group, Inc.	7,582	182,802
Barrett Business Services, Inc.	1,450	28,942
Black Box Corp.	2,712	76,044
Booz Allen Hamilton Holding Corp. (a)	2,183	37,657
The Brink’s Co.	7,567	203,401
Broadridge Financial Solutions LLC	20,710	467,010
Cardtronics, Inc. (a)	6,658	180,165
Casella Waste Systems, Inc. (a)	5,838	37,363
Cass Information Systems, Inc.	1,742	63,406
CBIZ, Inc. (a)	7,426	45,373
CDI Corp.	2,270	31,349
Cenveo, Inc. (a)	11,102	37,747
Champion Industries, Inc. (a)	3,410	2,626
Clean Harbors, Inc. (a)	7,868	501,428
Coinstar, Inc. (a)(b)	4,920	224,549
Comfort Systems USA, Inc.	6,188	66,335
Consolidated Graphics, Inc. (a)	1,808	87,290
Convergys Corp. (a)	17,853	227,983
CoreLogic, Inc. (a)	17,775	229,831
Corporate Executive Board Co.	5,717	217,818
Corrections Corp. of America (a)	18,007	366,803
CoStar Group, Inc. (a)	3,860	257,578
CRA International, Inc. (a)	2,124	42,140
Crawford & Co., Class B	4,940	30,430
Cross Country Healthcare, Inc. (a)	5,581	30,974
Deluxe Corp.	8,544	194,461
Dice Holdings, Inc. (a)	8,809	73,027
DigitalGlobe, Inc. (a)	5,680	97,185
Document Security Systems, Inc. (a)	5,925	15,109

See Notes to Financial Statements.

26	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Support Services (continued)
The Dolan Co. (a)	5,142	$43,810
DXP Enterprises, Inc. (a)	1,744	56,157
EnergySolutions, Inc. (a)	15,176	46,894
ENGlobal Corp. (a)	5,145	10,856
Ennis, Inc.	4,246	56,599
Euronet Worldwide, Inc. (a)	8,189	151,333
ExamWorks Group, Inc. (a)	5,054	47,912
ExlService Holdings, Inc. (a)	3,211	71,830
Exponent, Inc. (a)	2,625	120,671
FleetCor Technologies, Inc. (a)	5,315	158,759
Franklin Covey Co. (a)	3,300	27,951
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	6,984	296,261
Fuel Tech, Inc. (a)	4,103	26,998
Furmamite Corp. (a)	7,089	44,732
G&K Services, Inc., Class A	3,060	89,077
Genpact Ltd. (a)	17,515	261,849
The Geo Group, Inc. (a)	10,725	179,644
GeoEye, Inc. (a)	3,576	79,459
Global Cash Access, Inc. (a)	5,824	25,917
Global Payments, Inc.	13,406	635,176
Global Power Equipment Group, Inc. (a)	1,933	45,909
GP Strategies Corp. (a)	3,156	42,543
Harris Interactive, Inc. (a)	12,240	6,845
Heartland Payment Systems, Inc.	6,517	158,754
Heidrick & Struggles International, Inc.	2,945	63,435
Heritage-Crystal Clean, Inc. (a)	455	7,535
Higher One Holdings, Inc. (a)	5,029	92,735
Hudson Highland Group, Inc. (a)	5,909	28,304
Huron Consulting Group, Inc. (a)(b)	3,969	153,759
ICF International, Inc. (a)	3,081	76,347
Innerworkings, Inc. (a)	5,536	51,540
Insperity, Inc.	3,896	98,764
Interline Brands, Inc. (a)	5,400	84,078
Jack Henry & Associates, Inc.	14,340	481,967
Kaman Corp., Class A	4,265	116,520
Kelly Services, Inc., Class A	4,545	62,176
Kforce, Inc. (a)	6,978	86,039
Korn/Ferry International (a)	7,862	134,126
Lawson Products, Inc.	376	5,802
Lender Processing Services, Inc.	14,188	213,813
Lincoln Educational Services Corp.	3,628	28,661
LinkedIn Corp. (a)	2,479	156,202
Lionbridge Technologies, Inc. (a)	11,307	25,893
Management Network Group, Inc. (a)	780	1,186
Manpower, Inc.	13,396	478,907
MAXIMUS, Inc.	5,809	240,202
McGrath RentCorp	4,003	116,047
Metalico, Inc. (a)	8,534	28,077
Michael Baker Corp. (a)	1,409	27,630
Mistras Group, Inc. (a)	3,142	80,090
Mobile Mini, Inc. (a)	6,485	113,163
Moduslink Global Solutions, Inc.	8,929	48,217

Common Stocks	Shares	Value
Support Services (concluded)
Monster Worldwide, Inc. (a)(b)	21,673	$171,867
MSC Industrial Direct Co., Class A	7,199	515,088
MWI Veterinary Supply, Inc. (a)	2,121	140,919
Navigant Consulting, Inc. (a)	8,784	100,225
NeuStar, Inc., Class A (a)	10,500	358,785
Odyssey Marine Exploration, Inc. (a)(b)	13,461	36,883
Official Payments Holdings, Inc. (a)	3,682	16,053
On Assignment, Inc. (a)	6,574	73,497
Online Resources Corp. (a)	5,364	12,981
Park-Ohio Holdings Corp. (a)(b)	1,500	26,760
Perma-Fix Environmental Services, Inc. (a)	14,081	21,826
PowerSecure International, Inc. (a)(b)	3,749	18,558
PRGX Global, Inc. (a)	4,479	26,650
Quad/Graphics, Inc.	4,285	61,447
Rentrak Corp. (a)	2,028	28,960
Resources Connection, Inc.	7,990	84,614
RPX Corp. (a)	1,882	23,807
RSC Holdings, Inc. (a)	10,819	200,151
Schnitzer Steel Industries, Inc., Class A	4,042	170,896
School Specialty, Inc. (a)	2,636	6,590
ServiceSource International, Inc. (a)	5,619	88,162
Sharps Compliance Corp. (a)(b)	3,400	13,974
The Standard Register Co.	2,775	6,466
Startek, Inc. (a)	3,021	5,800
Stream Global Services, Inc. (a)	3,204	10,605
Swisher Hygiene, Inc. (a)	17,721	66,276
SYKES Enterprises, Inc. (a)	7,227	113,175
Team, Inc. (a)	3,505	104,274
TeleTech Holdings, Inc. (a)	5,279	85,520
Tetra Tech, Inc. (a)	10,651	229,955
Towers Watson & Co.	9,060	542,966
TrueBlue, Inc. (a)	7,534	104,572
Unifirst Corp.	2,483	140,885
United Rentals, Inc. (a)	10,525	311,014
United Stationers, Inc.	7,583	246,902
Universal Technical Institute, Inc. (a)	3,697	47,248
URS Corp. (a)	12,894	452,837
US Ecology, Inc.	3,712	69,711
Verisk Analytics, Inc. (a)	22,383	898,230
Viad Corp.	3,486	60,935
VistaPrint NV (a)(b)	6,698	204,959
Waste Connections, Inc.	19,215	636,785
Wright Express Corp. (a)	6,423	348,640
		18,623,838
Technology Hardware & Equipment — 6.2%
3D Systems Corp. (a)	7,256	104,486
Acme Packet, Inc. (a)	9,854	304,587
Adtran, Inc.	10,523	317,374

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	27

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Advanced Analogic Technologies, Inc. (a)	7,926	$45,812
Advanced Energy Industries, Inc. (a)	6,510	69,852
Agilysys, Inc. (a)	3,303	26,259
Alliance Fiber Optic Products, Inc. (a)	1,682	12,884
Amkor Technology, Inc. (a)	18,127	79,034
Amtech Systems, Inc. (a)	1,726	14,688
Anadigics, Inc. (a)	11,928	26,122
Applied Micro Circuits Corp. (a)	10,875	73,080
Arris Group, Inc. (a)	20,161	218,142
Aruba Networks, Inc. (a)	14,501	268,559
Atmel Corp. (a)(b)	72,263	585,330
ATMI, Inc. (a)	5,161	103,375
AuthenTec, Inc. (a)	8,636	27,722
Aviat Networks, Inc. (a)	10,738	19,651
Aware, Inc. (a)	5,193	15,683
Axcelis Technologies, Inc. (a)	18,177	24,175
AXT, Inc. (a)	6,038	25,178
Blue Coat Systems, Inc. (a)	7,288	185,480
Brightpoint, Inc. (a)	11,360	122,234
Brocade Communications Systems, Inc. (a)	77,078	400,035
Brooks Automation, Inc.	10,929	112,241
Cabot Microelectronics Corp. (a)	3,867	182,716
CalAmp Corp. (a)	6,120	26,010
Cavium, Inc. (a)(b)	8,184	232,671
Ceva, Inc. (a)	3,918	118,559
Ciena Corp. (a)	16,142	195,318
Cirrus Logic, Inc. (a)	11,224	177,900
Clearfield, Inc. (a)	418	3,181
Cohu, Inc.	3,477	39,464
Comtech Telecommunications Corp.	4,366	124,955
Concurrent Computer Corp. (a)	2,830	10,726
Cray, Inc. (a)	6,145	39,758
Cree, Inc. (a)	19,589	431,742
CVD Equipment Corp. (a)	290	3,489
Cymer, Inc. (a)	4,651	231,434
Cypress Semiconductor Corp. (a)	28,269	477,463
Dataram Corp. (a)	6,622	5,364
Dialogic, Inc. (a)(b)	3,072	3,686
Diebold, Inc.	10,766	323,734
Digi International, Inc. (a)	4,559	50,878
Diodes, Inc. (a)	5,782	123,157
Ditech Networks, Inc. (a)	8,978	8,439
Dot Hill Systems Corp. (a)	11,820	15,721
DSP Group, Inc. (a)	4,262	22,205
Dycom Industries, Inc. (a)	6,150	128,658
EchoStar Corp. Class A (a)	6,659	139,439
Electronics for Imaging, Inc. (a)	8,009	114,128
Emcore Corp. (a)	15,059	12,985
Emulex Corp. (a)	14,724	101,007
Entegris, Inc. (a)	22,432	195,719
Entropic Communications, Inc. (a)	14,268	72,909

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Exar Corp. (a)	6,601	$42,907
Extreme Networks, Inc. (a)	16,636	48,577
Fairchild Semiconductor International, Inc. (a)	21,410	257,776
FiberTower Corp. (a)(b)	10,683	2,211
Finisar Corp. (a)	14,829	248,312
Formfactor, Inc. (a)	8,793	44,493
FSI International, Inc. (a)	6,525	23,882
Fusion-IO, Inc. (a)	3,320	80,344
Garmin Ltd.	20,524	817,060
Globecomm Systems, Inc. (a)	4,132	56,526
GSI Technology, Inc. (a)	3,599	16,843
GTSI Corp. (a)	2,177	9,143
Harmonic, Inc. (a)	19,051	96,017
Hittite Microwave Corp. (a)	4,613	227,790
Hutchinson Technology, Inc. (a)	5,295	7,943
ID Systems, Inc. (a)	3,969	18,773
Identive Group, Inc. (a)	10,686	23,830
iGO, Inc. (a)	8,187	6,320
Ikanos Communications, Inc. (a)	8,600	6,966
Imation Corp. (a)	5,372	30,782
Infinera Corp. (a)	17,251	108,336
Infosonics Corp. (a)	3,600	2,160
Ingram Micro, Inc., Class A (a)	25,241	459,134
Inphi Corp. (a)	3,366	40,257
Insight Enterprises, Inc. (a)	7,613	116,403
Integrated Device Technology, Inc. (a)	25,259	137,914
Integrated Silicon Solutions, Inc. (a)	4,472	40,874
InterDigital, Inc.	7,531	328,126
Intermec, Inc. (a)	8,033	55,106
International Rectifier Corp. (a)	11,564	224,573
Intersil Corp., Class A	20,960	218,822
Ixia (a)	8,744	91,899
IXYS Corp. (a)	4,222	45,724
Kopin Corp. (a)	11,681	45,322
Kulicke & Soffa Industries, Inc. (a)	11,828	109,409
KVH Industries, Inc. (a)	2,793	21,730
Lam Research Corp. (a)(b)	20,639	764,056
Lantronix, Inc. (a)	3,162	8,031
Lattice Semiconductor Corp. (a)	19,699	117,012
Loral Space & Communications Ltd. (a)	1,929	125,154
LRAD Corp. (a)	6,254	9,318
LTX-Credence Corp. (a)	8,341	44,624
Marvell Technology Group Ltd. (a)	86,086	1,192,291
Mattson Technology, Inc. (a)	11,237	15,507
Maxim Integrated Products, Inc.	49,385	1,285,985
MaxLinear, Inc., Class A (a)	3,075	14,606
MEMC Electronic Materials, Inc. (a)	38,442	151,462
Mercury Computer Systems, Inc. (a)	4,991	66,330
Micrel, Inc.	8,177	82,669
Micros Systems, Inc. (a)	13,428	625,476
Microsemi Corp. (a)	14,211	238,034

See Notes to Financial Statements.

28	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Mindspeed Technologies, Inc. (a)	5,964	$27,315
MIPS Technologies, Inc. (a)	9,304	41,496
MKS Instruments, Inc.	8,474	235,747
Monolithic Power Systems, Inc. (a)	5,887	88,717
MoSys, Inc. (a)	6,968	29,266
Nanometrics, Inc. (a)	3,600	66,312
NCR Corp. (a)	26,344	433,622
NeoPhotonics Corp. (a)	1,562	7,154
NETGEAR, Inc. (a)	6,176	207,328
NetList, Inc. (a)	6,978	17,515
Netlogic Microsystems, Inc. (a)	11,504	570,253
Network Engines, Inc. (a)	7,500	7,216
Network Equipment Technologies, Inc. (a)	7,661	8,887
Neutral Tandem, Inc. (a)	6,304	67,390
Novatel Wireless, Inc. (a)	5,930	18,561
Oclaro, Inc. (a)	8,657	24,413
OCZ Technology Group, Inc. (a)(b)	7,285	48,154
Omnivision Technologies, Inc. (a)(b)	10,285	125,837
ON Semiconductor Corp. (a)	74,470	574,908
Oplink Communications, Inc. (a)	3,465	57,069
OpNext, Inc. (a)	9,071	7,328
Optical Cable Corp.	3,094	9,870
Overland Storage, Inc. (a)	5,952	14,880
PAR Technology Corp. (a)	2,549	9,967
ParkerVision, Inc. (a)(b)	4,428	3,764
PC Connection, Inc.	3,000	33,270
Pendrell Corp. (a)	22,227	56,901
Performance Technologies, Inc. (a)	1,109	1,996
Pericom Semiconductor Corp. (a)	4,392	33,423
Photronics, Inc. (a)	9,409	57,207
Pixelworks, Inc. (a)	4,869	11,832
Plantronics, Inc.	7,722	275,212
PLX Technology, Inc. (a)	8,740	25,084
PMC-Sierra, Inc. (a)	39,022	215,011
Polycom, Inc. (a)	29,341	478,258
Power Integrations, Inc.	4,721	156,548
Preformed Line Products Co.	447	26,668
Presstek, Inc. (a)	7,696	4,156
Procera Networks, Inc. (a)	1,669	26,003
QLogic Corp. (a)	17,367	260,505
Quantum Corp. (a)	38,734	92,962
QuickLogic Corp. (a)(b)	8,152	21,195
Radisys Corp. (a)	3,946	19,967
Rambus, Inc. (a)(b)	16,647	125,685
Ramtron International Corp. (a)	7,564	14,750
RF Micro Devices, Inc. (a)	46,081	248,837
Rimage Corp.	2,112	23,760
Riverbed Technology, Inc. (a)	25,688	603,668
Rudolph Technologies, Inc. (a)	5,547	51,365
ScanSource, Inc. (a)	4,454	160,344
SeaChange International, Inc. (a)	5,210	36,626
Seagate Technology Plc	70,359	1,153,888
Semtech Corp. (a)	10,686	265,227
Shoretel, Inc. (a)	4,618	29,463

Common Stocks	Shares	Value
Technology Hardware & Equipment (concluded)
Sigma Designs, Inc. (a)	5,336	$32,016
Silicon Graphics International Corp. (a)	5,089	58,320
Silicon Image, Inc. (a)	13,433	63,135
Silicon Laboratories, Inc. (a)	7,259	315,186
Skyworks Solutions, Inc. (a)	31,113	504,653
Sonic Foundry, Inc. (a)	1,344	10,174
Sonus Networks, Inc. (a)	36,947	88,673
Spansion, Inc., Class A (a)	8,184	67,764
Standard Microsystems Corp. (a)	3,790	97,668
STEC, Inc. (a)	7,143	61,358
Stratasys, Inc. (a)	3,669	111,574
Super Micro Computer, Inc. (a)	4,634	72,661
Superconductor Technologies, Inc. (a)	7,509	9,236
Supertex, Inc. (a)	1,906	35,985
Sycamore Networks, Inc. (a)	3,263	58,408
Symmetricom, Inc. (a)	7,895	42,554
Synaptics, Inc. (a)	5,787	174,478
SYNNEX Corp. (a)	3,936	119,891
Systemax, Inc. (a)	741	12,160
Tech Data Corp. (a)	7,506	370,871
Tegal Corp. (a)	409	1,370
Tekelec (a)	10,303	112,612
Tellabs, Inc.	55,474	224,115
Telular Corp.	3,516	26,370
Tessera Technologies, Inc. (a)	8,535	142,961
TNS, Inc. (a)	4,545	80,537
Transact Technologies, Inc. (a)	2,378	17,264
Transwitch Corp. (a)	5,338	17,082
Trident Microsystems, Inc. (a)	14,102	2,538
TriQuint Semiconductor, Inc. (a)(b)	27,810	135,435
Ultra Clean Holdings, Inc. (a)	4,063	24,825
Ultratech, Inc. (a)	4,368	107,322
USA Technologies, Inc. (a)	4,247	4,757
UTStarcom Holdings Corp.	23,521	32,459
VeriFone Systems, Inc. (a)	17,164	609,665
Viasat, Inc. (a)	6,854	316,107
Vitesse Semiconductor Corp. (a)	6,321	15,739
Volterra Semiconductor Corp. (a)	4,315	110,507
VOXX International Corp. (a)	3,047	25,747
Westell Technologies, Inc., Class A (a)	10,517	23,348
Zhone Technologies, Inc. (a)	5,499	4,729
		27,203,271
Tobacco — 0.1%
Alliance One International, Inc. (a)	14,699	39,981
Schweitzer-Mauduit International, Inc.	2,858	189,943
Star Scientific, Inc. (a)	20,560	44,821
Universal Corp.	3,637	167,156
Vector Group Ltd.	7,018	124,640
		566,541
Travel & Leisure — 4.1%
AFC Enterprises, Inc. (a)	4,883	71,780

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	29

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Travel & Leisure (continued)
Alaska Air Group, Inc. (a)	6,096	$457,749
Allegiant Travel Co. (a)	2,623	139,911
Ambassadors Group, Inc.	3,990	17,995
Ameristar Casinos, Inc.	5,388	93,159
Avis Budget Group, Inc. (a)	17,376	186,271
Bally Technologies, Inc. (a)(b)	8,919	352,836
Benihana, Inc.	2,261	23,130
Biglari Holdings, Inc. (a)	222	81,749
BJ’s Restaurants, Inc. (a)	4,065	184,226
Bluegreen Corp. (a)	3,746	10,526
Bob Evans Farms, Inc.	4,880	163,675
Boyd Gaming Corp. (a)	9,675	72,175
Bravo Brio Restaurant Group, Inc. (a)	2,084	35,741
Brinker International, Inc.	14,635	391,633
Buffalo Wild Wings, Inc. (a)	3,118	210,496
Caribou Coffee Co., Inc. (a)	2,433	33,940
Carmike Cinemas, Inc. (a)	2,993	20,592
Carrols Restaurant Group, Inc. (a)	610	7,058
CEC Entertainment, Inc.	3,413	117,578
Century Casinos, Inc. (a)	5,916	15,322
The Cheesecake Factory, Inc. (a)	9,098	267,026
Choice Hotels International, Inc.	5,371	204,367
Churchill Downs, Inc.	2,085	108,691
Cinemark Holdings, Inc.	15,124	279,643
Cosi, Inc. (a)(b)	11,696	8,246
Cracker Barrel Old Country Store, Inc.	3,790	191,054
Delta Air Lines, Inc. (a)	141,231	1,142,559
Denny’s Corp. (a)	18,631	70,053
DineEquity, Inc. (a)	2,819	118,990
Dollar Thrifty Automotive Group, Inc. (a)	4,670	328,114
Domino’s Pizza, Inc. (a)	9,109	309,251
Dover Downs Gaming & Entertainment, Inc.	4,864	10,409
Dover Motorsports, Inc. (a)	4,712	4,900
Dunkin’ Brands Group, Inc. (a)	6,098	152,328
Einstein Noah Restaurant Group, Inc.	1,303	20,613
Empire Resorts, Inc. (a)	2,676	4,121
Entertainment Gaming Asia, Inc. (a)	7,758	1,746
Famous Dave’s of America, Inc. (a)	1,886	19,577
Full House Resorts, Inc. (a)	4,563	12,001
Gaming Partners International Corp.	1,400	8,680
Gaylord Entertainment Co. (a)	7,039	169,921
Great Wolf Resorts, Inc. (a)	7,564	21,936
Hawaiian Holdings, Inc. (a)	8,732	50,646
Hertz Global Holdings, Inc. (a)	38,908	456,002
HomeAway, Inc. (a)	596	13,857
Hyatt Hotels Corp. (a)	6,181	232,653
International Speedway Corp., Class A	4,504	114,176
Interval Leisure Group, Inc. (a)	6,803	92,589

Common Stocks	Shares	Value
Travel & Leisure (continued)
Isle of Capri Casinos, Inc. (a)	3,944	$18,418
Jack in the Box, Inc. (a)	8,352	174,557
JetBlue Airways Corp. (a)(b)	40,878	212,566
Krispy Kreme Doughnuts, Inc. (a)	10,310	67,427
Las Vegas Sands Corp. (a)	65,767	2,810,224
Life Time Fitness, Inc. (a)	6,576	307,428
Live Nation Entertainment, Inc. (a)	25,846	214,780
Luby’s, Inc. (a)	4,339	19,569
Madison Square Garden, Inc. (a)	10,077	288,605
Marcus Corp.	3,289	41,474
Marriott Vacations Worldwide Corp. (a)	5,106	87,619
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	2,870	25,084
MGM Resorts International (a)	53,894	562,114
Monarch Casino & Resort, Inc. (a)	1,900	19,361
Morgans Hotel Group Co. (a)	6,162	36,356
MTR Gaming Group, Inc. (a)	5,353	10,010
Multimedia Games Holding Co., Inc. (a)	4,325	34,340
O’Charleys, Inc. (a)(b)	3,371	18,507
Orbitz Worldwide, Inc. (a)	6,015	22,616
Orient Express Hotels Ltd., Class A (a)	15,263	114,015
P.F. Chang’s China Bistro, Inc.	3,774	116,654
Panera Bread Co., Class A (a)	5,047	713,898
Papa John’s International, Inc. (a)	3,532	133,086
Peet’s Coffee & Tea, Inc. (a)	2,289	143,475
Penn National Gaming, Inc. (a)	11,251	428,326
Pinnacle Airlines Corp. (a)	3,774	3,095
Pinnacle Entertainment, Inc. (a)	9,979	101,387
Premier Exhibitions, Inc. (a)	9,041	22,150
Reading International, Inc., Class A (a)	6,273	26,598
Red Lion Hotels Corp. (a)	3,525	24,428
Red Robin Gourmet Burgers, Inc. (a)	2,483	68,779
Regal Entertainment Group, Series A	13,615	162,563
Republic Airways Holdings, Inc. (a)	7,300	25,039
Rick’s Cabaret International, Inc. (a)	2,300	19,458
Royal Caribbean Cruises Ltd.	22,564	558,910
Ruby Tuesday, Inc. (a)	10,815	74,623
Ruth’s Hospitality Group, Inc. (a)	5,787	28,761
Scientific Games Corp., Class A (a)	11,614	112,656
Shuffle Master, Inc. (a)	9,147	107,203
Six Flags Entertainment Corp.	9,051	373,263
SkyWest, Inc.	7,905	99,524
Sonic Corp. (a)	10,729	72,206
Speedway Motorsports, Inc.	1,639	25,126
Spirit Airlines, Inc. (a)	2,194	34,226
Steiner Leisure Ltd. (a)	2,462	111,750
Texas Roadhouse, Inc., Class A	9,997	148,955
Town Sports International Holdings, Inc. (a)	3,387	24,894

See Notes to Financial Statements.

30	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Travel & Leisure (concluded)
Travelzoo, Inc. (a)(b)	1,210	$29,742
United Continental Holdings, Inc. (a)	55,186	1,041,360
US Airways Group, Inc. (a)	26,821	135,982
Vail Resorts, Inc.	5,977	253,186
Vanguard Airlines, Inc.	200	—
Wendys	53,209	285,200
WMS Industries, Inc. (a)	9,430	193,504
World Wrestling Entertainment, Inc.	4,775	44,503
Zipcar, Inc. (a)(b)	2,858	38,354
		17,969,625
Total Common Stocks – 98.2%		431,784,807

Other Interests (e)	Beneficial Interest (000)
Chemicals — 0.0%
Eden Bioscience Liquidating Trust	—	(f)	380
Fixed Line Telecommunications — 0.0%
Primus Telecommunications Escrow (a)	$29		—
General Retailers — 0.0%
J. Crew Group, Inc. Escrow (a)	10		—
Leisure Goods — 0.0%
H3 Enterprises, Inc. (a)	3		—
Pharmaceuticals & Biotechnology — 0.0%
Merck Contingent Value	3		—
Trubion Pharmaceuticals, Inc. (a)	3		—
Real Estate Investment Trusts (REITs) — 0.0%
LTC-Amerivest Liquidating Trust	4		—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc. (a)	4		45
Travel & Leisure — 0.0%
FRD Acquisition Co.	13		—
Total Other Interests – 0.0%			425

Warrants (g)	Shares	Value
Banks — 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14)	249	$30
Energy Equipment & Services — 0.0%
Magnum Hunter Resources Corp. (Expires 10/14/13)	1,481	—
Total Warrants – 0.0%		30
Total Long-Term Investments (Cost – $388,513,441) – 98.2%		431,785,262

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.07% (d)(h)	7,443,931	7,443,931

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (d)(h)(i)	$21,009	21,009,135
Total Short-Term Securities (Cost – $28,453,066) – 6.5%		28,453,066
Total Investments (Cost — $416,966,507*) - 104.7%		460,238,328
Liabilities in Excess of Other Assets – (4.7)%		(20,486,429)
Net Assets – 100.0%		$439,751,899

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$421,875,789
Gross unrealized appreciation	$95,927,281
Gross unrealized depreciation	(57,564,742)
Net unrealized appreciation	$38,362,539

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	31

Schedule of Investments (continued)	Master Extended Market Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Shares / Beneficial Interest Purchased		Shares / Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2011	Value at December 31, 2011	Realized Gain	Income

BlackRock, Inc.	14,594	504		(15,098)	—	—	$489,873	$20,760
BlackRock Liquidity Funds, TempCash, Institutional Class	8,555,086	—		(1,111,155)[1]	7,443,931	$7,443,931	—	$15,284
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—		—	—	—	—	$80
BlackRock Liquidity Series, LLC Money Market Series	$9,000,044	$12,009,091	[2]	—	$21,009,135	$21,009,135	—	$256,851
PennyMac Mortgage Investment Trust	2,935	1,212		—	4,147	$68,923	—	$7,121

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Amount is less than $500.

(g)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
50	Russell 2000 E-Mini	ICE Futures US Indices	March 2012	$3,694,000	$11,589
43	S&P Mid 400 E-Mini	Chicago Mercantile	March 2012	$3,772,390	(20,963)
Total					$(9,374)

See Notes to Financial Statements.

32	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (concluded)	Master Extended Market Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$6,133,871	—	—	$6,133,871
Alternative Energy	479,487	—	—	479,487
Automobiles & Parts	7,424,267	—	—	7,424,267
Banks	21,693,849	$40,538	—	21,734,387
Beverages	1,490,675	—	—	1,490,675
Chemicals	11,729,956	—	—	11,729,956
Construction & Materials	9,003,782	—	—	9,003,782
Electricity	9,235,229	—	—	9,235,229
Electronic & Electrical Equipment	14,118,405	—	—	14,118,405
Financial Services	12,043,102	—	—	12,043,102
Fixed Line Telecommunications	2,892,085	—	—	2,892,085
Food & Drug Retailers	2,991,638	—	—	2,991,638
Food Producers	9,072,837	—	—	9,072,837
Forestry & Paper	1,682,552	—	—	1,682,552
Gas, Water & Multi- Utilities	7,342,611	—	—	7,342,611
General Industrials	5,874,590	—	—	5,874,590

Valuation Inputs	Level 1	Level 2	Level 3	Total
General Retailers	$22,252,351	—	—	$22,252,351
Health Care Equipment & Services	22,999,415	—	—	22,999,415
Household Goods & Home Construction	8,886,100	—	—	8,886,100
Industrial Engineering	14,301,849	—	—	14,301,849
Industrial Metals & Mining	3,850,309	—	—	3,850,309
Industrial Transportation	7,771,779	—	—	7,771,779
Leisure Goods	3,204,071	—	—	3,204,071
Life Insurance	2,108,417	—	—	2,108,417
Media	14,254,328	—	—	14,254,328
Mining	4,359,989	—	—	4,359,989
Mobile Telecommunications	4,141,564	—	—	4,141,564
Nonlife Insurance	16,102,903	—	—	16,102,903
Oil & Gas Producers	16,521,860	—	—	16,521,860
Oil Equipment, Services & Distribution	11,642,193	—	—	11,642,193
Personal Goods	6,724,991	—	—	6,724,991
Pharmaceuticals & Biotechnology	21,126,314	—	—	21,126,314
Real Estate Investment & Services	2,391,282	—	—	2,391,282
Real Estate Investment Trusts (REITs)	37,263,437	—	—	37,263,437
Software & Computer Services	24,268,904	—	$2	24,268,906
Support Services	18,623,838	—	—	18,623,838
Technology Hardware & Equipment	27,203,271	—	—	27,203,271
Tobacco	566,541	—	—	566,541
Travel & Leisure	17,969,625	—	—	17,969,625
Other Interests:
Chemicals	—	—	380	380
Technology Hardware & Equipment	—	$45	—	45
Warrants:
Banks	30	—	—	30
Short-Term Securities	7,443,931	21,009,135	—	28,453,066
Total	$439,188,228	$21,049,718	$382	$460,238,328

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$11,589	—	—	$11,589
Liabilities:
Equity contracts	(20,963)	—	—	(20,963)
Total	$(9,374)	—	—	$(9,374)

[1]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	33

Statement of Assets and Liabilities	Master Extended Market Index Series

December 31, 2011
Assets
Investments at value - unaffiliated (including securities loaned of $20,286,604) (cost — $388,435,019)	$431,716,339
Investments at value - affiliated (cost — $28,531,488)	28,521,989
Dividends receivable	602,737
Contributions receivable from investors	234,742
Investments sold receivable	58,576
Securities lending income receivable — affiliated	50,998
Prepaid expenses	5,535
Total assets	461,190,916

Liabilities
Collateral on securities loaned at value	21,009,135
Investments purchased payable	303,637
Margin variation payable	30,078
Investment advisory fees payable	6,063
Other affiliates payable	1,158
Directors’ fees payable	442
Other accrued expenses payable	88,504
Total liabilities	21,439,017
Net Assets	$439,751,899

Net Assets Consist of
Investors’ capital	$396,489,452
Net unrealized appreciation/depreciation	43,262,447
Net Assets	$439,751,899

See Notes to Financial Statements.

34	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Statement of Operations	Master Extended Market Index Series

Year Ended December 31, 2011
Investment Income
Dividends - unaffiliated	$6,059,840
Foreign taxes withheld	(49,135)
Securities lending - affiliated	256,851
Dividends - affiliated	43,245
Total income	6,310,801

Expenses
Investment advisory	45,962
Accounting services	129,957
Custodian	89,202
Professional	81,408
Printing	15,369
Directors	13,961
Miscellaneous	10,878
Total expenses before fees paid indirectly	386,737
Less fees waived by advisor	(10,521)
Less fees paid indirectly	(144)
Total expenses after fees waived and paid indirectly	376,072
Net investment income	5,934,729

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments - unaffiliated	8,857,202
Investments affiliated	489,873
Financial futures contracts	463,113
9,810,188
Net change in unrealized appreciation/depreciation on:
Investments	(33,930,517)
Financial futures contracts	(29,295)
(33,959,812)
Total realized and unrealized loss	(24,149,624)
Net Decrease in Net Assets Resulting from Operations	$(18,214,895)

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	35

Statements of Changes in Net Assets	Master Extended Market Index Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$5,934,729	$4,269,729
Net realized gain	9,810,188	8,479,744
Net change in unrealized appreciation/depreciation	(33,959,812)	75,477,668
Net increase (decrease) in net assets resulting from operations	(18,214,895)	88,227,141

Capital Transactions
Proceeds from contributions	136,757,866	141,770,813
Value of withdrawals	(116,216,791)	(78,788,281)
Net increase in net assets derived from capital transactions	20,541,075	62,982,532

Net Assets
Total increase in net assets	2,326,180	151,209,673
Beginning of year	437,425,719	286,216,046
End of year	$439,751,899	$437,425,719

See Notes to Financial Statements.

36	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Financial Highlights	Master Extended Market Index Series

	Year Ended December 31,
	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	(3.55)%	28.65%	37.08%	(39.13)%	5.22%

Ratios to Average Net Assets
Total expenses	0.08%	0.08%	0.11%	0.11%	0.08%
Total expenses after fees waived and paid indirectly	0.08%	0.08%	0.10%	0.11%	0.08%
Net investment income	1.29%	1.30%	1.26%	1.47%	1.33%

Supplemental Data
Net assets, end of year (000)	$439,752	$437,426	$286,216	$199,403	$316,760
Portfolio turnover	12%	15%	20%	33%	33%

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	37

Notes to Financial Statements	Master Extended Market Index Series

1. Organization and Significant Accounting Policies:

Master Extended Market Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The

38	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Notes to Financial Statements (continued)	Master Extended Market Index Series

Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended December 31, 2011, any securities on loan were collateralized by cash.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of December 31, 2011
	Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation*	$11,589

	Liability Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized depreciation*	$20,963

*

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	39

Notes to Financial Statements (continued)	Master Extended Market Index Series

The Effect of Derivative Financial Instruments in the Statement of Operations
Year Ended December 31, 2011

Net Realized Gain From
Equity contracts:
Financial futures contracts	$463,113

Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$(29,295)

For the year ended December 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	160
Average notional value of contracts purchased	$13,445,578

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding dividend expense, interest expense, acquired fund fees and certain other Series’ expenses) will not exceed 0.12% of the average daily value of the Series’ net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is shown as, or included in, fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2011, the Series reimbursed the Manager $5,172 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2011, BIM received $112,809 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments excluding short-term securities for the year ended December 31, 2011, were $84,326,975 and $55,489,579, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the year ended December 31, 2011.

40	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Notes to Financial Statements (concluded)	Master Extended Market Index Series

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

As of December 31, 2011, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors of Master Extended Market Index Series and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series, one of the portfolios constituting Quantitative Master Series LLC, as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 22, 2012

42	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Directors [1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.

				33 RICs consisting of 107 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural	33 RICs consisting of 107 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	43

center) from 1990 to 2006.

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)

44	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED MultiMedia (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of	33 RICs consisting of 107 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	45

California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to

			33 RICs consisting of 107 Portfolios	None

46	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

2007.

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				33 RICs consisting of 107 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	47

Interested Directors [3]

Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011

Senior Managing Director, BlackRock, and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.

			159 RICs consisting of 286 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, from 2007 to 2008; Managing Director, BlackRock, from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock

			159 RICs consisting of 286 Portfolios	None

48	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

[3]

Mr. Audet is an “interested person”, as defined in the 1940 Act, of the Master LLC based on his position with BlackRock, and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	49

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers [1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of BlackRock Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

50	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.

Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Effective September 22, 2011, Richard S. Davis resigned as Director of the Corporation and the Master LLC, and Paul L. Audet became Director of the Corporation and the Master LLC.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	51

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Series
100 Bellevue Parkway
Wilmington, DE 19809

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

52	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Master Mid Cap Index Series of Quantitative Master Series LLC
Annual Report, December 31, 2011

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12 months ended December 31, 2011, Master Mid Cap Index Series (the “Series”), a series of Quantitative Master Series LLC, returned (1.80)%, while the benchmark Standard & Poor’s (“S&P”) MidCap 400® Index (the “Index”) returned (1.73)% for the same period. The Index is a market capitalization-weighted index composed of 400 common stocks issued by mid-capitalization companies in a wide range of industries.

•	The return for the Series includes Series expenses. The Index has no expenses associated with performance.

Describe the market environment.

•

Early in the year, stocks moved unevenly higher despite political upheaval spreading across the Middle East/North Africa region and a sharp rise in oil and other commodity prices. March brought devastating natural disasters in Japan, resulting in global supply chain disruptions. But equity markets were remarkably resilient as the global economic recovery appeared to be on track and investors were gradually increasing their appetite for risk. After peaking in late April, equities were met with a sharp reversal when the heightened possibility of Greece defaulting on its debt rekindled fears about the potential impact of the sovereign debt crisis spreading in Europe. In the United States, a prolonged debt ceiling debate ultimately led to S&P’s decision to downgrade the US government’s credit rating in early August. This announcement spurred one of the most volatile periods in trading history. Stock markets across the world whipsawed on hopes and fears driven by news flow. Equities swooned as debt problems in Europe spread to Italy and Spain, and global economic indicators grew increasingly bleak.

•

US stocks staged a strong rebound in October as the domestic labor market improved and corporate profits continued to beat analyst expectations. Encouraging news from Europe also contributed to the rally. After months of deliberation, European leaders agreed upon a new plan to reduce Greece’s debt burden, recapitalize the region’s banks and increase the size of the euro-zone bailout fund. However, a lack of definitive details about the rescue plan soon raised doubts among investors and thwarted the rally at the end of October. In November, political instability in Greece and Italy fueled uncertainty as to whether Europe’s leaders would be able to contain the crisis. In the United States, bickering lawmakers failed to reach an agreement on reducing the US budget deficit, further undermining investors’ confidence in policymakers on both sides of the Atlantic. Market volatility softened in December with the support of global central bank actions and continued improvement in economic data.

•

Mid cap stocks, as represented by the Index, declined 1.73% for the year. Stocks exhibiting more defensive characteristics outperformed the more cyclical areas of the market. The consumer staples (+22.16%) and utilities (+15.79%) sectors benefited from high market volatility and heightened uncertainty about economic growth. Information technology (“IT”) stocks
(-11.54%) led the index decline, followed by telecommunication services (-9.76%) and energy (-9.09%).

Describe recent portfolio activity.

•

During the 12-month period, as changes were made to the composition of the Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	1

Portfolio Information as of December 31, 2011	Master Mid Cap Index Series

Sector Allocations	Percent of Long-Term Investments
Financials	18%
Industrials	17
IT	15
Consumer Discretionary	13
Health Care	10
Energy	9
Materials	7
Utilities	6
Consumer Staples	4
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments December 31, 2011	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
Alliant Techsystems, Inc.	2,866	$163,820
BE Aerospace, Inc. (a)	8,969	347,190
Esterline Technologies Corp. (a)	2,663	149,048
Exelis, Inc.	16,053	145,280
Huntington Ingalls Industries, Inc. (a)	4,245	132,784
Triumph Group, Inc.	3,755	219,480
		1,157,602
Air Freight & Logistics — 0.1%
UTI Worldwide, Inc.	8,941	118,826
Airlines — 0.4%
Alaska Air Group, Inc. (a)	3,089	231,953
JetBlue Airways Corp. (a)(b)	17,775	92,430
		324,383
Auto Components — 0.4%
Gentex Corp.	12,476	369,165
Automobiles — 0.1%
Thor Industries, Inc.	3,816	104,673
Beverages — 0.7%
Monster Beverage Corp. (a)	6,587	606,926
Biotechnology — 1.3%
Regeneron Pharmaceuticals, Inc. (a)	6,601	365,893
United Therapeutics Corp. (a)	4,515	213,334
Vertex Pharmaceuticals, Inc. (a)	18,135	602,263
		1,181,490
Building Products — 0.4%
Fortune Brands Home & Security, Inc. (a)	13,531	230,433
Lennox International, Inc.	4,485	151,369
		381,802
Capital Markets — 2.0%
Affiliated Managers Group, Inc. (a)	4,632	444,440
Apollo Investment Corp.	17,139	110,375
Eaton Vance Corp.	9,985	236,045
Greenhill & Co., Inc.	2,515	91,471
Janus Capital Group, Inc.	16,231	102,418
Jefferies Group, Inc.	12,680	174,350
Raymond James Financial, Inc.	8,876	274,801
SEI Investments Co.	12,749	221,195
Waddell & Reed Financial, Inc., Class A	7,419	183,769
		1,838,864
Chemicals — 2.8%
Albemarle Corp.	7,718	397,554
Ashland, Inc.	6,792	388,231
Cabot Corp.	5,558	178,634
Cytec Industries, Inc.	4,312	192,531
Intrepid Potash, Inc. (a)	4,579	103,623
Minerals Technologies, Inc.	1,536	86,830

Common Stocks	Shares	Value
Chemicals (concluded)
NewMarket Corp.	921	$182,459
Olin Corp.	6,972	137,000
RPM International, Inc.	11,395	279,747
The Scotts Miracle-Gro Co.	3,764	175,741
Sensient Technologies Corp.	4,356	165,093
Valspar Corp.	8,127	316,709
		2,604,152
Commercial Banks — 3.8%
Associated Banc-Corp	15,090	168,555
BancorpSouth, Inc.	6,283	69,239
Bank of Hawaii Corp.	4,040	179,740
Cathay General Bancorp	6,841	102,136
City National Corp.	4,071	179,857
Commerce Bancshares, Inc.	6,883	262,380
Cullen/Frost Bankers, Inc.	5,326	281,799
East-West Bancorp, Inc.	12,962	256,000
FirstMerit Corp.	9,502	143,765
Fulton Financial Corp.	17,395	170,645
Hancock Holding Co.	7,366	235,491
International Bancshares Corp.	4,621	84,726
Prosperity Bancshares, Inc.	4,078	164,547
Signature Bank (a)	4,015	240,860
SVB Financial Group (a)	3,769	179,744
Synovus Financial Corp.	63,184	89,089
TCF Financial Corp.	13,713	141,518
Trustmark Corp.	5,577	135,465
Valley National Bancorp	16,634	205,763
Webster Financial Corp.	6,393	130,353
Westamerica Bancorp.	2,477	108,740
		3,530,412
Commercial Services & Supplies — 1.7%
The Brink’s Co.	4,073	109,482
Clean Harbors, Inc. (a)	4,107	261,739
Copart, Inc. (a)(b)	4,639	222,162
Corrections Corp. of America (a)	8,654	176,282
Deluxe Corp.	4,420	100,599
Herman Miller, Inc.	5,065	93,449
HNI Corp.	3,899	101,764
Mine Safety Appliances Co.	2,677	88,662
Rollins, Inc.	5,599	124,410
Waste Connections, Inc.	9,728	322,386
		1,600,935
Communications Equipment — 1.2%
Adtran, Inc.	5,536	166,966
Ciena Corp. (a)	8,427	101,966
Plantronics, Inc.	3,784	134,862
Polycom, Inc. (a)	15,404	251,085
Riverbed Technology, Inc. (a)	13,480	316,780
Tellabs, Inc.	31,849	128,670
		1,100,329
Computers & Peripherals — 0.6%
Diebold, Inc.	5,448	163,821
NCR Corp. (a)	13,688	225,305

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	3

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computers & Peripherals (concluded)
QLogic Corp. (a)	8,752	$131,280
		520,406
Construction & Engineering — 1.1%
Aecom Technology Corp. (a)	10,032	206,358
Granite Construction, Inc.	3,011	71,421
KBR, Inc.	12,944	360,749
Shaw Group, Inc. (a)	5,666	152,416
URS Corp. (a)	6,924	243,171
		1,034,115
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	3,974	299,679
Containers & Packaging — 1.9%
AptarGroup, Inc.	5,745	299,717
Greif, Inc.	2,676	121,892
Packaging Corp. of America	8,502	214,591
Rock-Tenn Co., Class A	6,132	353,816
Silgan Holdings, Inc.	4,310	166,538
Sonoco Products Co.	8,694	286,554
Temple-Inland, Inc.	9,534	302,323
		1,745,431
Distributors — 0.4%
LKQ Corp. (a)	12,746	383,400
Diversified Consumer Services — 0.8%
ITT Educational Services, Inc. (a)(b)	1,739	98,932
Matthews International Corp., Class A	2,471	77,663
Regis Corp.	5,012	82,949
Service Corp. International	19,828	211,168
Sotheby’s	5,875	167,614
Strayer Education, Inc.	1,011	98,259
		736,585
Diversified Financial Services — 0.4%
MSCI, Inc. (a)	10,484	345,238
Diversified Telecommunication Services — 0.3%
TW Telecom, Inc. (a)	12,989	251,727
Electric Utilities — 1.7%
Cleco Corp.	5,276	201,016
Great Plains Energy, Inc.	11,800	257,004
Hawaiian Electric Industries, Inc.	8,346	221,002
IDACORP, Inc.	4,328	183,550
NV Energy, Inc.	20,522	335,535
PNM Resources, Inc.	6,928	126,297
Westar Energy, Inc.	10,190	293,268
		1,617,672
Electrical Equipment — 2.0%
Acuity Brands, Inc.	3,658	193,874
Ametek, Inc.	13,921	586,074
General Cable Corp. (a)	4,539	113,520
Hubbell, Inc., Class B	5,125	342,657
Regal-Beloit Corp.	3,611	184,053
Thomas & Betts Corp. (a)	4,526	247,120

Common Stocks	Shares	Value
Electrical Equipment (concluded)
Woodward, Inc.	5,213	$213,368
		1,880,666
Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc. (a)	9,716	363,476
Avnet, Inc. (a)	12,902	401,123
Ingram Micro, Inc., Class A (a)	13,340	242,655
Itron, Inc. (a)	3,543	126,733
National Instruments Corp.	8,062	209,209
Tech Data Corp. (a)	3,589	177,332
Trimble Navigation Ltd. (a)	10,722	465,335
Vishay Intertechnology, Inc. (a)	13,671	122,902
		2,108,765
Energy Equipment & Services — 2.9%
Atwood Oceanics, Inc. (a)	4,915	195,568
CARBO Ceramics, Inc.	1,728	213,114
Dresser-Rand Group, Inc. (a)	6,543	326,561
Dril-Quip, Inc. (a)(b)	2,997	197,263
Helix Energy Solutions Group, Inc. (a)	9,173	144,933
Oceaneering International, Inc.	9,394	433,345
Oil States International, Inc. (a)	4,455	340,228
Patterson-UTI Energy, Inc.	13,421	268,152
Superior Energy Services, Inc. (a)	6,945	197,516
Tidewater, Inc.	4,513	222,491
Unit Corp. (a)	3,601	167,086
		2,706,257
Food & Staples Retailing — 0.2%
Ruddick Corp.	4,286	182,755
Food Products — 2.1%
Corn Products International, Inc.	6,590	346,568
Flowers Foods, Inc.	9,815	186,289
Green Mountain Coffee Roasters, Inc. (a)(b)	11,294	506,536
Lancaster Colony Corp.	1,731	120,027
Ralcorp Holdings, Inc. (a)	4,794	409,887
Smithfield Foods, Inc. (a)	14,203	344,849
Tootsie Roll Industries, Inc.	2,127	50,346
		1,964,502
Gas Utilities — 1.9%
Atmos Energy Corp.	7,858	262,064
Energen Corp.	6,269	313,450
National Fuel Gas Co.	7,204	400,399
Questar Corp.	15,443	306,698
UGI Corp.	10,040	295,176
WGL Holdings, Inc.	4,473	197,796
		1,775,583
Health Care Equipment & Supplies — 2.6%
The Cooper Cos., Inc.	4,151	292,728
Gen-Probe, Inc. (a)	4,045	239,140
Hill-Rom Holdings, Inc.	5,367	180,814
Hologic, Inc. (a)	22,880	400,629
Idexx Laboratories, Inc. (a)	4,883	375,796

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Masimo Corp. (a)	5,220	$97,536
ResMed, Inc. (a)	12,791	324,891
Steris Corp.	5,041	150,323
Teleflex, Inc.	3,541	217,028
Thoratec Corp. (a)	5,212	174,915
		2,453,800
Health Care Providers & Services — 3.8%
AMERIGROUP Corp. (a)	4,160	245,773
Catalyst Health Solutions, Inc. (a)	4,350	226,200
Community Health Systems, Inc. (a)	7,878	137,471
Health Management Associates, Inc., Class A (a)	22,100	162,877
Health Net, Inc. (a)	7,215	219,480
Henry Schein, Inc. (a)	7,857	506,226
HMS Holdings Corp. (a)	7,397	236,556
LifePoint Hospitals, Inc. (a)	4,188	155,584
Lincare Holdings, Inc.	7,701	197,993
Mednax, Inc. (a)(b)	4,253	306,259
Omnicare, Inc.	9,943	342,536
Owens & Minor, Inc.	5,516	153,290
Universal Health Services, Inc., Class B	8,395	326,230
VCA Antech, Inc. (a)	7,541	148,935
WellCare Health Plans, Inc. (a)	3,722	195,405
		3,560,815
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	16,485	312,226
Hotels, Restaurants & Leisure — 1.6%
Bally Technologies, Inc. (a)(b)	3,770	149,141
Bob Evans Farms, Inc.	2,559	85,829
Brinker International, Inc.	7,000	187,320
The Cheesecake Factory, Inc. (a)	4,748	139,354
International Speedway Corp., Class A	2,441	61,879
Life Time Fitness, Inc. (a)(b)	3,682	172,134
Panera Bread Co., Class A (a)	2,578	364,658
Scientific Games Corp., Class A (a)	4,961	48,122
The Wendy’s Co.	25,723	137,875
WMS Industries, Inc. (a)	4,848	99,481
		1,445,793
Household Durables — 1.4%
American Greetings Corp., Class A	3,394	42,459
KB Home	6,430	43,210
MDC Holdings, Inc.	3,226	56,874
Mohawk Industries, Inc. (a)(b)	4,963	297,036
NVR, Inc. (a)	433	297,038
Toll Brothers, Inc. (a)(b)	12,790	261,172
Tupperware Corp.	4,988	279,178
		1,276,967
Household Products — 1.1%
Church & Dwight Co., Inc.	12,439	569,208

Common Stocks	Shares	Value
Household Products (concluded)
Energizer Holdings, Inc. (a)	5,818	$450,779
		1,019,987
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	5,307	235,100
Insurance — 4.2%
American Financial Group, Inc.	6,697	247,052
Arthur J. Gallagher & Co.	9,846	329,250
Aspen Insurance Holdings Ltd.	6,140	162,710
Brown & Brown, Inc.	10,100	228,563
Everest Re Group Ltd.	4,670	392,700
Fidelity National Financial, Inc., Class A	19,059	303,610
First American Financial Corp.	9,172	116,209
The Hanover Insurance Group, Inc.	3,903	136,410
HCC Insurance Holdings, Inc.	9,886	271,865
Kemper Corp.	4,365	127,502
Mercury General Corp.	3,136	143,064
Old Republic International Corp.	22,222	205,998
Protective Life Corp.	7,202	162,477
Reinsurance Group of America, Inc.	6,371	332,885
Stancorp Financial Group, Inc.	3,843	141,230
Transatlantic Holdings, Inc.	4,995	273,377
W.R. Berkley Corp.	9,657	332,104
		3,907,006
Internet & Catalog Retail — 0.1%
HSN, Inc.	3,493	126,656
Internet Software & Services — 1.2%
AOL, Inc. (a)	8,467	127,852
Equinix, Inc. (a)	4,123	418,072
Monster Worldwide, Inc. (a)(b)	11,205	88,856
Rackspace Hosting, Inc. (a)	9,004	387,262
ValueClick, Inc. (a)	7,183	117,011
		1,139,053
IT Services — 2.7%
Acxiom Corp. (a)	6,882	84,029
Alliance Data Systems Corp. (a)	4,345	451,185
Broadridge Financial Solutions LLC	10,793	243,382
Convergys Corp. (a)	10,451	133,459
CoreLogic, Inc. (a)	9,263	119,770
DST Systems, Inc.	2,913	132,600
Gartner, Inc. (a)	8,252	286,922
Global Payments, Inc.	6,810	322,658
Lender Processing Services, Inc.	7,340	110,614
Mantech International Corp., Class A	1,999	62,449
NeuStar, Inc., Class A (a)	5,686	194,291
VeriFone Systems, Inc. (a)	9,153	325,114
		2,466,473
Leisure Equipment & Products — 0.4%
Polaris Industries, Inc.	6,003	336,048

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	5

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Life Sciences Tools & Services — 1.2%
Bio-Rad Laboratories, Inc., Class A (a)	1,712	$164,420
Charles River Laboratories International, Inc. (a)	4,300	117,519
Covance, Inc. (a)	5,284	241,585
Mettler-Toledo International, Inc. (a)	2,747	405,759
Techne Corp.	3,218	219,661
		1,148,944
Machinery — 5.3%
AGCO Corp. (a)	8,451	363,140
Clarcor, Inc.	4,368	218,356
Crane Co.	4,249	198,471
Donaldson Co., Inc.	6,480	441,158
Gardner Denver, Inc.	4,399	338,987
Graco, Inc.	5,191	212,260
Harsco Corp.	7,020	144,472
IDEX Corp.	7,256	269,270
ITT Corp.	8,067	155,935
Kennametal, Inc.	6,910	252,353
Lincoln Electric Holdings, Inc.	7,287	285,068
Nordson Corp.	5,185	213,518
Oshkosh Corp. (a)	7,951	169,992
Pentair, Inc.	8,571	285,329
SPX Corp.	4,437	267,418
Terex Corp. (a)	9,542	128,912
Timken Co.	7,303	282,699
Trinity Industries, Inc.	6,969	209,488
Valmont Industries, Inc.	1,955	177,495
Westinghouse Air Brake Technologies Corp.	4,172	291,831
		4,906,152
Marine — 0.5%
Alexander & Baldwin, Inc.	3,626	148,013
Kirby Corp. (a)	4,841	318,732
		466,745
Media — 1.0%
AMC Networks, Inc. (a)	5,000	187,900
DreamWorks Animation SKG, Inc., Class A (a)	6,177	102,507
John Wiley & Sons, Inc., Class A	4,131	183,416
Lamar Advertising Co., Class A (a)	5,094	140,085
Meredith Corp.	3,246	105,982
The New York Times Co., Class A (a)(b)	10,497	81,142
Scholastic Corp.	2,183	65,425
Valassis Communications, Inc. (a)	3,873	74,478
		940,935
Metals & Mining — 1.3%
Carpenter Technology Corp.	3,842	197,786
Commercial Metals Co.	10,049	138,978
Compass Minerals International, Inc.	2,863	197,117
Reliance Steel & Aluminum Co.	6,520	317,459

Common Stocks	Shares	Value
Metals & Mining (concluded)
Steel Dynamics, Inc.	19,018	$250,087
Worthington Industries, Inc.	4,667	76,445
		1,177,872
Multi-Utilities — 2.2%
Alliant Energy Corp.	9,651	425,706
Black Hills Corp.	3,433	115,280
MDU Resources Group, Inc.	16,417	352,309
NSTAR	9,007	422,969
OGE Energy Corp.	8,527	483,566
Vectren Corp.	7,118	215,177
		2,015,007
Multiline Retail — 0.2%
99 Cents Only Stores (a)	4,115	90,324
Saks, Inc. (a)	13,906	135,584
		225,908
Office Electronics — 0.2%
Zebra Technologies Corp., Class A (a)	4,519	161,690
Oil, Gas & Consumable Fuels — 3.6%
Arch Coal, Inc.	18,403	267,028
Bill Barrett Corp. (a)	4,073	138,767
Cimarex Energy Co.	7,456	461,527
Comstock Resources, Inc. (a)	4,111	62,898
Forest Oil Corp. (a)(b)	9,728	131,814
HollyFrontier Corp.	18,091	423,329
Northern Oil and Gas, Inc. (a)(b)	5,494	131,746
Patriot Coal Corp. (a)	7,885	66,786
Plains Exploration & Production Co. (a)	12,261	450,224
Quicksilver Resources, Inc. (a)	10,378	69,636
SM Energy Co.	5,565	406,802
Southern Union Co.	10,847	456,767
World Fuel Services Corp.	6,187	259,730
		3,327,054
Paper & Forest Products — 0.4%
Domtar Corp.	3,169	253,393
Louisiana-Pacific Corp. (a)(b)	11,854	95,662
		349,055
Pharmaceuticals — 0.6%
Endo Pharmaceuticals Holdings, Inc. (a)	10,160	350,825
Medicis Pharmaceutical Corp., Class A	5,487	182,443
		533,268
Professional Services — 0.9%
Corporate Executive Board Co.	2,896	110,338
FTI Consulting, Inc. (a)	3,563	151,142
Korn/Ferry International (a)	4,129	70,441
Manpower, Inc.	7,095	253,646
Towers Watson & Co.	4,481	268,546
		854,113

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 8.7%
Alexandria Real Estate Equities, Inc.	5,387	$371,541
American Campus Communities, Inc.	6,162	258,557
BRE Properties	6,549	330,593
Camden Property Trust	6,205	386,199
Corporate Office Properties Trust	6,261	133,109
Duke Realty Corp.	21,994	265,028
Equity One, Inc.	5,185	88,041
Essex Property Trust, Inc.	2,968	417,034
Federal Realty Investment Trust	5,521	501,031
Highwoods Properties, Inc.	6,271	186,061
Home Properties, Inc.	4,197	241,621
Hospitality Properties Trust	10,742	246,851
Liberty Property Trust	10,091	311,610
The Macerich Co.	11,473	580,534
Mack-Cali Realty Corp.	7,578	202,257
National Retail Properties, Inc.	8,992	237,209
Omega Healthcare Investors, Inc.	8,972	173,608
Potlatch Corp.	3,496	108,761
Rayonier, Inc.	10,511	469,106
Realty Income Corp. (b)	11,583	404,942
Regency Centers Corp.	7,819	294,151
Senior Housing Properties Trust	14,144	317,391
SL Green Realty Corp.	7,491	499,200
Taubman Centers, Inc.	5,036	312,736
UDR, Inc.	19,047	478,080
Weingarten Realty Investors	10,509	229,306
		8,044,557
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	3,780	231,563
Road & Rail — 1.5%
Con-way, Inc.	4,835	140,989
J.B. Hunt Transport Services, Inc.	7,816	352,267
Kansas City Southern (a)(b)	9,551	649,563
Landstar System, Inc.	4,079	195,466
Werner Enterprises, Inc.	3,865	93,146
		1,431,431
Semiconductors & Semiconductor Equipment — 2.6%
Atmel Corp. (a)(b)	40,227	325,839
Cree, Inc. (a)	10,035	221,171
Cypress Semiconductor Corp. (a)	13,468	227,474
Fairchild Semiconductor International, Inc. (a)	10,996	132,392
Integrated Device Technology, Inc. (a)	12,350	67,431
International Rectifier Corp. (a)	6,006	116,637
Intersil Corp., Class A	10,996	114,798
Lam Research Corp. (a)	10,396	384,860
MEMC Electronic Materials, Inc. (a)	19,989	78,757
RF Micro Devices, Inc. (a)	24,176	130,550
Semtech Corp. (a)	5,765	143,087
Silicon Laboratories, Inc. (a)	3,640	158,049

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Skyworks Solutions, Inc. (a)	16,339	$265,019
		2,366,064
Software — 4.5%
ACI Worldwide, Inc. (a)	2,911	83,371
Advent Software, Inc. (a)	2,782	67,770
Ansys, Inc. (a)	8,033	460,130
Cadence Design Systems, Inc. (a)	23,683	246,303
Compuware Corp. (a)	19,404	161,441
Concur Technologies, Inc. (a)	4,045	205,446
Factset Research Systems, Inc.	3,927	342,749
Fair Isaac Corp.	3,105	111,283
Informatica Corp. (a)	9,248	341,529
Jack Henry & Associates, Inc.	7,529	253,050
Mentor Graphics Corp. (a)	8,117	110,067
Micros Systems, Inc. (a)	6,968	324,569
Parametric Technology Corp. (a)	10,162	185,558
Quest Software, Inc. (a)	4,915	91,419
Rovi Corp. (a)	9,566	235,132
Solera Holdings, Inc.	6,166	274,634
Synopsys, Inc. (a)	12,462	338,966
TIBCO Software, Inc. (a)	14,019	335,194
		4,168,611
Specialty Retail — 4.6%
Aaron Rents, Inc., Class A	6,568	175,234
Advance Auto Parts, Inc.	6,300	438,669
Aéropostale, Inc. (a)	7,024	107,116
American Eagle Outfitters, Inc.	16,849	257,621
ANN, Inc. (a)(b)	4,555	112,873
Ascena Retail Group, Inc. (a)	5,850	173,862
Barnes & Noble, Inc. (b)	3,502	50,709
Chico’s FAS, Inc.	14,584	162,466
Collective Brands, Inc. (a)	5,251	75,457
Dick’s Sporting Goods, Inc.	8,398	309,718
Foot Locker, Inc.	13,301	317,096
Guess?, Inc.	5,810	173,254
Office Depot, Inc. (a)	24,034	51,673
PetSmart, Inc.	9,706	497,821
RadioShack Corp.	8,671	84,196
Rent-A-Center, Inc.	5,110	189,070
Signet Jewelers Ltd.	7,557	332,206
Tractor Supply Co.	6,176	433,246
Williams-Sonoma, Inc.	9,016	347,116
		4,289,403
Textiles, Apparel & Luxury Goods — 1.7%
Deckers Outdoor Corp. (a)	3,357	253,689
Fossil, Inc. (a)(b)	4,572	362,834
Hanesbrands, Inc. (a)	8,451	184,739
PVH Corp.	5,874	414,058
Under Armour, Inc., Class A (a)	3,193	229,225
The Warnaco Group, Inc. (a)	3,521	176,191
		1,620,736
Thrifts & Mortgage Finance — 1.0%
Astoria Financial Corp.	7,222	61,315

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	7

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (concluded)
First Niagara Financial Group, Inc.	30,248	$261,040
New York Community Bancorp, Inc. (c)	38,034	470,481
Washington Federal, Inc.	9,360	130,946
		923,782
Tobacco — 0.1%
Universal Corp.	2,021	92,885
Trading Companies & Distributors — 0.8%
GATX Corp.	4,053	176,954
MSC Industrial Direct Co., Class A	3,984	285,055
United Rentals, Inc. (a)	5,449	161,018
Watsco, Inc.	2,469	162,115
		785,142
Water Utilities — 0.3%
Aqua America, Inc.	12,050	265,702
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	7,459	193,113
Telephone & Data Systems, Inc., Special Shares	543	12,929
		206,042
Total Common Stocks – 98.5%		91,284,925

Other Interests	Beneficial Interest (000)
Specialty Retail — 0.0%
J. Crew Group, Inc. Escrow (a)	$6	—
Total Other Interests – 0.0%		—
Total Long-Term Investments (Cost – $64,200,392) – 98.5%		91,284,925

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.07% (d)(e)	1,325,596	1,325,596

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (d)(e)(f)	$3,402	$3,402,182
Total Short-Term Securities (Cost – $4,727,778) – 5.1%		4,727,778
Total Investments (Cost – $68,928,170*) – 103.6%		96,012,703
Liabilities in Excess of Other Assets – (3.6)%		(3,296,245)
Net Assets – 100.0%		$92,716,458

*	As of December 31, 2011, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$71,155,483
Gross unrealized appreciation	$27,539,183
Gross unrealized depreciation	(2,681,963)
Net unrealized appreciation	$24,857,220

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	1,435,699	(110,103)	1,325,596	$3,885
BlackRock Liquidity Series, LLC Money Market Series	$1,457,388	$1,944,794	$3,402,182	$10,571

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Schedule of Investments (concluded)	Master Mid Cap Index Series

•	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
15	S&P Mid 400 E-Mini	Chicago Mercantile	March 2012	$1,315,950	$8,290

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$91,284,925	—	—	$91,284,925
Short-Term Securities	1,325,596	$3,402,182	—	4,727,778
Total	$92,610,521	$3,402,182	—	$96,012,703

[1] See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$8,290	—	—	$8,290

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	9

Statement of Assets and Liabilities	Master Mid Cap Index Series

December 31, 2011
Assets
Investments at value - unaffiliated (including securities loaned of $3,284,967) (cost — $64,200,392)	$91,284,925
Investments at value - affiliated (cost — $4,727,778)	4,727,778
Cash	775
Investments sold receivable	2,085,825
Dividends receivable	95,979
Securities lending income receivable — affiliated	1,337
Prepaid expenses	9,462
Total assets	98,206,081

Liabilities
Collateral on securities loaned at value	3,402,182
Withdrawals payable to investors	1,857,232
Investments purchased payable	180,075
Margin variation payable	6,084
Investment advisory fees payable	570
Other affiliates payable	273
Directors’ fees payable	227
Other accrued expenses payable	42,980
Total liabilities	5,489,623
Net Assets	$92,716,458

Net Assets Consist of
Investors’ capital	$65,623,635
Net unrealized appreciation/depreciation	27,092,823
Net Assets	$92,716,458

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Statement of Operations	Master Mid Cap Index Series

Year Ended December 31, 2011
Investment Income
Dividends - unaffiliated	$1,339,775
Securities lending - affiliated	10,571
Dividends - affiliated	3,885
Total income	1,354,231

Expenses
Investment advisory	10,407
Professional	61,077
Custodian	48,108
Accounting services	43,401
Registration	10,000
Printing	6,364
Directors	5,594
Miscellaneous	6,548
Total expenses	191,499
Less fees waived by advisor	(2,571)
Total expenses after fees waived	188,928
Net investment income	1,165,303

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	3,510,493
Financial futures contracts	319,370
3,829,863
Net change in unrealized appreciation/depreciation on:
Investments	(7,447,411)
Financial futures contracts	(3,344)
(7,450,755)
Total realized and unrealized loss	(3,620,892)
Net Decrease in Net Assets Resulting from Operations	$(2,455,589)

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	11

Statements of Changes in Net Assets	Master Mid Cap Index Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$1,165,303	$1,011,202
Net realized gain	3,829,863	5,403,790
Net change in unrealized appreciation/depreciation	(7,450,755)	14,161,872
Net increase (decrease) in net assets resulting from operations	(2,455,589)	20,576,864

Capital Transactions
Proceeds from contributions	55,155,094	41,742,542
Value of withdrawals	(51,125,651)	(45,804,867)
Net increase (decrease) in net assets derived from capital transactions	4,029,443	(4,062,325)

Net Assets
Total increase in net assets	1,573,854	16,514,539
Beginning of year	91,142,604	74,628,065
End of year	$92,716,458	$91,142,604

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Financial Highlights	Master Mid Cap Index Series

	Year Ended December 31,
	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	(1.80)%	26.30%	37.13%	(36.25)%	7.98%

Ratios to Average Net Assets
Total expenses	0.18%	0.16%	0.14%	0.14%	0.10%
Total expenses after fees waived and paid indirectly	0.18%	0.15%	0.13%	0.14%	0.10%
Net investment income	1.12%	1.14%	1.36%	1.70%	1.49%

Supplemental Data
Net assets, end of year (000)	$92,716	$91,143	$74,628	$104,609	$167,746
Portfolio turnover	43%	32%	31%	33%	23%

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	13

Notes to Financial Statements	Master Mid Cap Index Series

1. Organization and Significant Accounting Policies:

Master Mid Cap Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended December 31, 2011, any securities on loan were collateralized by cash.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

14	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Notes to Financial Statements (continued)	Master Mid Cap Index Series

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of December 31, 2011
	Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation*	$8,290

*

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Year Ended December 31, 2011
Net Realized Gain From
Equity contracts:
Financial futures contracts	$319,370

Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$(3,344)

For the year ended December 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	27
Average notional value of contracts purchased	$2,289,015

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	15

Notes to Financial Statements (concluded)	Master Mid Cap Index Series

other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2011, the Series reimbursed the Manager $1,116 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2011, BIM received $3,123 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended December 31, 2011, were $49,429,249 and $43,493,504, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month London Interbank Offered Rate (“LIBOR”) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the year ended December 31, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors of Master Mid Cap Index Series and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Mid Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Mid Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC, as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2012

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	17

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Directors [1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.

				33 RICs consisting of 107 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural	33 RICs consisting of 107 Portfolios	None

18	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

center) from 1990 to 2006.

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	19

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi- Media (public broadcasting not- for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of	33 RICs consisting of 107 Portfolios	None

20	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

California
(philanthropic
foundation) since
2009; Director,
Forward
Management, LLC
since 2007;
Director, A.P.
Pharma, Inc.
(specialty
pharmaceuticals)
from 1983 to
2011; Director,
The James Irvine
Foundation
(philanthropic
foundation) from
1998 to 2008.

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007

Managing Partner,
Urish Popeck &
Co., LLC (certified
public
accountants and
consultants) since
1976; Chairman
Elect of the
Professional
Ethics Committee
of the
Pennsylvania
Institute of
Certified Public
Accountants and
Committee
Member thereof
since 2007;
Member of
External Advisory
Board, The
Pennsylvania
State University
Accounting
Department since
2001; Trustee,
The Holy Family
Foundation from
2001 to 2010;
President and
Trustee,
Pittsburgh
Catholic
Publishing
Associates from
2003 to 2008;
Director, Inter-Tel
from 2006 to

			33 RICs consisting of 107 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	21

2007.

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Professor and
Dean Emeritus of
the Joseph M.
Katz School of
Business,
University of
Pittsburgh since
2005 and Dean
thereof from 1997
to 2005. Director,
Alkon Corporation
(pneumatics)
since 1992;
Director, Tippman
Sports
(recreation) since
2005; Director,
Indotronix
International (IT
services) from
2004 to 2008.

				33 RICs consisting of 107 Portfolios	None

1

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

2

Date shown is the earliest date a person has served for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

22	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Interested Directors [3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011

Senior Managing
Director,
BlackRock, and
Head of
BlackRock’s Real
Estate business
from 2008 to
2011; Member of
BlackRock’s
Global Operating
and Corporate
Risk Management
Committees and
of the BlackRock
Alternative
Investors
Executive
Committee and
Investment
Committee for the
Private Equity
Fund of Funds
business since
2008; Head of
BlackRock’s
Global Cash
Management
business from
2005 to 2010;
Acting Chief
Financial Officer
of BlackRock from
2007 to 2008;
Chief Financial
Officer of
BlackRock from
1998 to 2005.

			159 RICs consisting of 286 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant,
BlackRock, from
2007 to 2008;
Managing
Director,
BlackRock, from
1989 to 2007;
Chief
Administrative
Officer, BlackRock
Advisors, LLC from
1998 to 2007;
President of
BlackRock Funds
and BlackRock

			159 RICs consisting of 286 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	23

Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

[3]

Mr. Audet is an “interested person”, as defined in the 1940 Act, of the Master LLC based on his position with BlackRock, and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

24	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers [1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of BlackRock Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	25

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.

Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Effective September 22, 2011, Richard S. Davis resigned as Director of the Corporation and the Master LLC, and Paul L. Audet became Director of the Corporation and the Master LLC.

26	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Series
100 Bellevue Parkway
Wilmington, DE 19809

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2011	27

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC	$44,000	$43,300	$0	$0	$22,700	$22,700	$0	$62
Master Enhanced S&P 500 Series of Quantitative Master Series LLC	$32,500	$31,500	$0	$0	$13,000	$9,200	$0	$151
Master Extended Market Index Series of Quantitative Master Series LLC	$38,100	$37,000	$0	$0	$13,000	$9,200	$0	$49
Master Mid Cap Index Series of Quantitative Master Series LLC	$26,500	$25,500	$0	$0	$13,000	$9,200	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC	$22,700	$33,539
Master Enhanced S&P 500 Series of Quantitative Master Series LLC	$13,000	$20,128
Master Extended Market Index Series of Quantitative Master Series LLC	$13,000	$20,026
Master Mid Cap Index Series of Quantitative Master Series LLC	$13,000	$20,004

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: March 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: March 1, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Quantitative Master Series LLC

Date: March 1, 2012